N-4		1 Months Ended												12 Months Ended
	Apr. 27, 2026 USD ($) yr	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE LIFE INS CO
Entity Central Index Key	0001127203
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Nationwide Defined Protection Annuity 2.0
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]	The Fixed Strategy. The Fixed Strategy provides principal protection and credits interest daily at a specified rate called the Fixed Strategy Rate that is guaranteed for each 1-year Strategy Term for which it is declared. The Index Strategies. Each Index Strategy offered is linked to an Index and has a Strategy Term of 1 or 3 years. Each Index Strategy includes a defined level of downside protection that limits the amount of loss you can experience during a Strategy Term. We refer to this defined downside protection as a "Protection Level." The Contract currently offers Protection Levels of 100%, 95%, or 90%. For example, if the Adjusted Index Performance is -25% at the end of a Strategy Term and the Protection Level is 90%, we will credit -10% at the end of the Strategy Term, meaning the Strategy Value in that Index Strategy will decrease by -10%. The Contract will always offer a Protection Level of at least 75%. While the Contract provides varying levels of protection against loss, you can lose a significant amount of money under the Contract if an Index declines in value. It is possible to lose a substantial amount of your principal investment. You should not buy the Contract if you are not willing to assume the risks associated with the Contract. See "Principal Risks." Additionally, you should not buy the Contract if you are looking for a short-term investment or if you plan to take withdrawals in excess of the Free Withdrawal Amount during the first six years of the Contract. The Contract may not be appropriate if an investor intends to take ongoing withdrawals, such as systematic withdrawals or required minimum distributions, particularly during an Index Strategy Term. Positive Index Performance may be limited by an Index Strategy’s Participation Rate and Strategy Spread. The Participation Rate acts as a multiplier because it has the effect of multiplying the Index Performance, positive or negative. If the Participation Rate is greater than 100%, it increases upside potential while also increasing risk of loss. Conversely, if the Participation Rate is lower than 100%, it decreases upside potential while also decreasing risk of loss. For example, if the Index Performance at the end of a Strategy Term is 10% and the Participation Rate is 50% and the Strategy Spread is 0%, we will credit 5% at the end of a Strategy Term, meaning your Contract Value in that Index Strategy will increase by 5%. While Participation Rates may be set above 100%, the Minimum Participation Rate guaranteed for the life of the Contract is 5%. Application of the Participation Rate will not cause an Index Strategy Earnings to drop below the floor protection provided by the Protection Level. The Strategy Spread is an annualized percentage used as a deduction in the calculation of gains and losses. The Strategy Spread operates to negatively impact the Index Performance of the Strategy. This means it will reduce gains and potentially increase losses. For example: •If the Index Performance at the end of a 1-year Strategy Term is 10%, the Participation Rate is 100%, and the Strategy Spread is 2%, we will credit 8% at the end of the Strategy Term, meaning your Contract Value will increase by 8%. •If the Index Performance at the end of a 1-year Strategy Term is -5%, the Participation Rate is 100%, the Strategy Spread is 2%, and the Protection Level is 90%, we will credit -7% at the end of the Strategy Term, meaning your Contract Value will decrease by -7%. •If the Index Performance at the end of a 1-year Strategy Term is -9%, the Participation Rate is 100%, the Strategy Spread is 2%, and the Protection Level is 90%, we will credit -10% at the end of the Strategy Term, meaning your Contract Value will decrease by -10%. The Strategy Spread can result in losses under a Strategy even if the linked Index has increased in value; however, application of the Strategy Spread will not cause the performance of an Index Strategy to drop below the floor protection provided by the Protection Level. For each Index Strategy, the maximum Strategy Spread guaranteed for the life of the Contract, is the initial Strategy Spread when that Strategy was first made available to that Contract plus 2%. The maximum Strategy Spread guaranteed for any Index Strategy we may offer under the Contract at any time is 9%.
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]	While the Contract provides varying levels of protection against loss, you can lose a significant amount of money under the Contract if an Index declines in value. It is possible to lose a substantial amount of your principal investment.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]	The Contract will always offer a Protection Level of at least 75%.
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS (see "Fee Table" and "Charges and Adjustments")
Are There Charges or Adjustments for Early Withdrawals?
Yes.

● If you withdraw money from the Contract within six years following the Contract’s issue date, you may be assessed a Contingent Deferred Sales Charge (or "CDSC") of up to
8%. For example, if the Contract Value is $100,000, a withdrawal taken within six years following the Contract’s issue date could result in a CDSC of up to $8,000. This loss will be greater if there is a negative Daily ISE Percentage, negative MVA, taxes, or tax penalties. See "Contingent Deferred Sales Charges (CDSC)."
● If you withdraw money from the Contract within six years following the Contract’s issue date, you may be assessed a Market Value Adjustment (or "MVA"), which may be negative. The application of the MVA could result in a loss. In extreme circumstances such losses could be as high as 100% of the Contract Value withdrawn. For example, for a Contract with a $100,000 investment, a withdrawal taken within six years following the
Contract’s issue date could result in an MVA of up to $100,000. This loss will be greater if there is a negative Daily ISE Percentage, CDSC, taxes, or tax penalties. See "Market
Value Adjustment (MVA)."
● The Daily ISE Percentage is used to calculate the Index Strategy Value for partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), a full surrender (including a free look surrender), a transfer under the
Performance Lock feature, Annuitization and Death Benefit payments before the end of a Strategy Term. The maximum potential loss from a negative Daily ISE Percentage is limited to the floor provided by the Protection Level. At the Contract’s minimum Index
Strategy Protection Level of 75%, you could lose up to 25% of your investment during a
Strategy Term due to the Daily ISE Percentage. For example, a maximum loss of up to
25% in Index Strategy Value could occur if you are invested in an Index Strategy with a
75% Protection Level. This loss will be greater if there is a CDSC, negative MVA, taxes, or tax penalties. See "Daily Index Strategy Earnings Percentage (Daily ISE
Percentage)."

Are There Transaction Charges?	No. There are no transaction charges under the Contract.
Are there Ongoing Fees and Expenses?
Yes.

Under the Index Strategies, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Participation Rate less than
100% and/or Strategy Spread. This means that your returns may be lower than the
Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. See "Participation Rate" and "Strategy Spread."

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.

● If you withdraw money from the Contract within six years following the Contract’s issue date, you may be assessed a Contingent Deferred Sales Charge (or "CDSC") of up to
8%. For example, if the Contract Value is $100,000, a withdrawal taken within six years following the Contract’s issue date could result in a CDSC of up to $8,000. This loss will be greater if there is a negative Daily ISE Percentage, negative MVA, taxes, or tax penalties. See "Contingent Deferred Sales Charges (CDSC)."
● If you withdraw money from the Contract within six years following the Contract’s issue date, you may be assessed a Market Value Adjustment (or "MVA"), which may be negative. The application of the MVA could result in a loss. In extreme circumstances such losses could be as high as 100% of the Contract Value withdrawn. For example, for a Contract with a $100,000 investment, a withdrawal taken within six years following the
Contract’s issue date could result in an MVA of up to $100,000. This loss will be greater if there is a negative Daily ISE Percentage, CDSC, taxes, or tax penalties. See "Market
Value Adjustment (MVA)."
● The Daily ISE Percentage is used to calculate the Index Strategy Value for partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), a full surrender (including a free look surrender), a transfer under the
Performance Lock feature, Annuitization and Death Benefit payments before the end of a Strategy Term. The maximum potential loss from a negative Daily ISE Percentage is limited to the floor provided by the Protection Level. At the Contract’s minimum Index
Strategy Protection Level of 75%, you could lose up to 25% of your investment during a
Strategy Term due to the Daily ISE Percentage. For example, a maximum loss of up to
25% in Index Strategy Value could occur if you are invested in an Index Strategy with a
75% Protection Level. This loss will be greater if there is a CDSC, negative MVA, taxes, or tax penalties. See "Daily Index Strategy Earnings Percentage (Daily ISE
Percentage)."

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]
Are There Transaction Charges?	No. There are no transaction charges under the Contract.

Key Information, Transactions Subject to Contract Adjustment [Text Block]	No.There are no transaction charges under the Contract.
Ongoing Fees and Expenses [Table Text Block]
Are there Ongoing Fees and Expenses?
Yes.

Under the Index Strategies, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Participation Rate less than
100% and/or Strategy Spread. This means that your returns may be lower than the
Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. See "Participation Rate" and "Strategy Spread."

Index-Linked Option, Implicit Ongoing Fees [Text Block]	Under the Index Strategies, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Participation Rate less than 100% and/or Strategy Spread.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]	This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]	In return for accepting a limit on Index gains, you will receive some protection from Index losses. See "Participation Rate" and "Strategy Spread."
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?
Yes.

You can lose money by investing in this Contract. If you select an Index Strategy with a 90% Protection Level, you could lose 10% during a Strategy Term due to negative Index Performance. If you select a Strategy with a 95% Protection Level, you could lose 5% during a Strategy Term due to negative Index Performance. If you select a Strategy with a 100% Protection level, you could lose 0% during a Strategy
Term due to negative Index Performance. At the Contract’s minimum Index Strategy
Protection Level of 75%, you could lose 25% during a Strategy Term. See "Principal
Risks."

Is This a Short-Term Investment?
No.

● The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide designed the Contract to offer features, pricing, and investment options that encourage long-term ownership. See "Principal Risks."
● If you withdraw money from the Contract within six years following the Contract’s issue date you may be assessed a CDSC, a negative MVA, taxes, and tax penalties. In addition, amounts withdrawn before the end of a Strategy Term may result in losses if the Daily ISE Percentage is negative, and the Daily ISE Percentage can be negative even when the Index Performance is positive. See "Principal Risks."
● Withdrawals from an Index Strategy before the end of its Strategy Term will reduce the
Index Strategy Basis in the same proportion that the Index Strategy Value is reduced
(rather than on a dollar-for-dollar basis). The reduction to the Index Strategy Basis will be for the remainder of the Term, and the proportionate reduction may be greater than the dollar amount of the withdrawal. When the Index Strategy Basis is greater than the
Index Strategy Value at the time of a withdrawal, a proportional reduction will reduce the
Index Strategy Basis by more than the dollar amount of the withdrawal. See "Index
Strategy Basis."
● At the end of each Strategy Term, the Contract Value will be reallocated according to the
Contract Owner’s instructions. The Contract Owner may: 1) allocate some or all of the
Contract Value in the maturing Strategy to the same Strategy for another Strategy Term
(with the Crediting Factors that we declare for the upcoming Strategy Term), assuming that the Strategy is available for investment; or 2) allocate some or all of the Contract
Value in the maturing Strategy to another Strategy that is available for investment.

If Nationwide does not receive instructions prior to the close of business on a Strategy
Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date), the Contract Value in the
maturing Strategy will be allocated to the same Strategy for another Strategy Term, but with the Crediting Factors that Nationwide declares for the upcoming Strategy Term. If the same Strategy is no longer available for investment, the Contract Value allocated to the maturing Strategy will be transferred to the Fixed Strategy for the upcoming Strategy
Term. See "Actions on Strategy Term End Dates."

What Are the Risks Associated with the Investment Options?
● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner. Each investment option (including the
Fixed Strategy) has its own unique risks. Review the disclosures for the investment options before making an investment decision.
● The Participation Rate may (when less than 100%) and the Strategy Spread will limit positive Index Performance (e.g., limited upside). Additionally, the Participation Rate may
(when greater than 100%) and the Strategy Spread will increase losses when Index
Performance is negative. This may result in the Contract Owner earning less than the
Index Performance. For example:
● Participation Rate. If the Index Performance is 12% at the end of a Strategy Term
and the Participation Rate is 50% and the Strategy Spread is 0%, we will credit 6% at the end of the Strategy Term. If the Index Performance is -4% at the end of a Strategy
Term and the Participation Rate is 150% and the Strategy Spread is 0%, we will credit
-6% at the end of the Strategy Term (subject to the Protection Level).
● Strategy Spread. If the Index Performance at the end of a 1-year Strategy Term is
12% and the Participation Rate is 100% and the Strategy Spread is 2%, we will credit
10% at the end of the Strategy Term. If the Index Performance is -4% at the end of a
1-year Strategy and the Participation Rate is 100% and the Strategy Spread is 2%, we
will credit -6% at the end of the Strategy Term (subject to the Protection Level).
● The Protection Level will limit negative Index Performance (e.g., limited protection in the case of market decline). The Protection Level is presented as a percentage and a higher
Protection Level percentage provides more protection against loss than a lower
Protection Level percentage.
● For example, if the Adjusted Index Performance is -25% and the Protection Level is
90%, we will credit -10% (the amount of negative Index Performance up to the
Protection Level) at the end of the Strategy Term.
● The MSCI EAFE Index, S&P 500® Average Daily Risk Control 10% USD Price Return
Index, and S&P 500® Index are "price return indexes," not "total return indexes," and therefore do not reflect dividends paid on the securities composing the Index. The
BlackRock Select Factor Index and SG Macro Compass Index deduct fees and costs when calculating the Index Value. Price return indexes and the deduction of fees and costs will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.

See "Principal Risks."

What Are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Strategy), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in
"Contacting the Service Center" section. See "Principal Risks."

Key Information, Contract Adjustment Risk [Text Block]	If you withdraw money from the Contract within six years following the Contract’s issue date you may be assessed a CDSC, a negative MVA, taxes, and tax penalties. In addition, amounts withdrawn before the end of a Strategy Term may result in losses if the Daily ISE Percentage is negative, and the Daily ISE Percentage can be negative even when the Index Performance is positive. See "Principal Risks."● Withdrawals from an Index Strategy before the end of its Strategy Term will reduce the Index Strategy Basis in the same proportion that the Index Strategy Value is reduced (rather than on a dollar-for-dollar basis). The reduction to the Index Strategy Basis will be for the remainder of the Term, and the proportionate reduction may be greater than the dollar amount of the withdrawal. When the Index Strategy Basis is greater than the Index Strategy Value at the time of a withdrawal, a proportional reduction will reduce the Index Strategy Basis by more than the dollar amount of the withdrawal. See "Index Strategy Basis."
Key Information, Reallocation Risk [Text Block]	At the end of each Strategy Term, the Contract Value will be reallocated according to the Contract Owner’s instructions. The Contract Owner may: 1) allocate some or all of the Contract Value in the maturing Strategy to the same Strategy for another Strategy Term (with the Crediting Factors that we declare for the upcoming Strategy Term), assuming that the Strategy is available for investment; or 2) allocate some or all of the Contract Value in the maturing Strategy to another Strategy that is available for investment.
Key Information, Default Reallocation Risk [Text Block]	If Nationwide does not receive instructions prior to the close of business on a Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date), the Contract Value in the maturing Strategy will be allocated to the same Strategy for another Strategy Term, but with the Crediting Factors that Nationwide declares for the upcoming Strategy Term. If the same Strategy is no longer available for investment, the Contract Value allocated to the maturing Strategy will be transferred to the Fixed Strategy for the upcoming Strategy Term. See "Actions on Strategy Term End Dates."
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner. Each investment option (including the Fixed Strategy) has its own unique risks. Review the disclosures for the investment options before making an investment decision.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]	The Protection Level will limit negative Index Performance (e.g., limited protection in the case of market decline). The Protection Level is presented as a percentage and a higher Protection Level percentage provides more protection against loss than a lower Protection Level percentage.
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	For example, if the Adjusted Index Performance is -25% and the Protection Level is 90%, we will credit -10% (the amount of negative Index Performance up to the Protection Level) at the end of the Strategy Term.● The MSCI EAFE Index, S&P 500® Average Daily Risk Control 10% USD Price Return Index, and S&P 500® Index are "price return indexes," not "total return indexes," and therefore do not reflect dividends paid on the securities composing the Index. The BlackRock Select Factor Index and SG Macro Compass Index deduct fees and costs when calculating the Index Value. Price return indexes and the deduction of fees and costs will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Investment Restrictions [Text Block]	Yes.● The ability to transfer Contract Value among the Strategies is restricted. Contract Value cannot be transferred into a Strategy while its Strategy Term is ongoing. Also, except when exercising a Performance Lock, which provides the Contract Owner with a one-time transfer during a Strategy Term of the full Index Strategy Value to the Fixed Strategy, Contract Value allocated to a Strategy cannot be transferred until the end of the Strategy Term, even if Nationwide substitutes an Index during the Strategy Term. A Performance Lock may result in losses if the Daily ISE Percentage is negative. See "Index Strategies" and "Performance Lock."● The Contract Owner may invest in no more than ten Index Strategies at any given time (the Fixed Strategy does not count towards the maximum number of Index Strategies). See "Index Strategies."● An Index Strategy’s Participation Rate and Strategy Spread are declared prior to each Strategy Term and may be different each Strategy Term (subject to the minimum or maximum guarantees under the Contract). See "Index Strategies."● Nationwide reserves the right to add or remove any Index Strategies at any time, but any such changes will not affect Strategy Terms already in effect and will become effective on the first day of a new Strategy Term. See "Index Strategies."● Nationwide reserves the right to make Strategies available for investment that use Indexes other than those currently offered. There is no guarantee that a Strategy using any of the Indexes currently offered will always be available for investment; however, there will always be at least one Index Strategy option available. See "Index Strategies."● The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term; however, Nationwide reserves the right to substitute the Index during a Strategy Term under certain conditions and subject to applicable regulatory approvals. See "Index Strategies."● If at any time in the future you are not satisfied with the available Strategies, you may choose to withdraw your Strategy Value or surrender your Contract, but you may be subject to a CDSC, an MVA, taxes, and tax penalties, and a negative Daily ISE Percentage may apply if the surrender or withdrawal is made before the end of a Strategy Term. See "Index Strategies."● The availability of certain Strategies may vary depending on the broker-dealer through which the Contract is sold (see "Appendix G: Financial Intermediary Variations").
Key Information, Benefit Restrictions [Text Block]	Yes.● Performance Lock:● A Performance Lock can only be exercised when an Index Strategy’s Index Strategy Value exceeds its Strategy Basis multiplied by its Protection Level.● Once a Performance Lock is exercised it is irrevocable.● For each Index Strategy, the Performance Lock feature may be exercised only once during a Strategy term.● Only the full Index Strategy Value can be locked-in (no partial lock-ins).See "Performance Lock."● When the Annuitant and Co-Annuitant, if applicable, are 75 or younger at application, the Death Benefit is the greater of Contract Value or Purchase Payment reduced by withdrawals. When the Annuitant or Co-Annuitant, if applicable, is greater than age 75, the Death Benefit is the Contract Value. See "Standard Death Benefit."● Withdrawals will reduce the Death Benefit, perhaps by more than the amount withdrawn (see "Withdrawals").● The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see "Appendix G: Financial Intermediary Variations").
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.● If the Contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral● Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See "Appendix C: Contract Types and Tax Information."
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the Contract. Compensation can take the form of commission and other indirect compensation in that Nationwide may share the revenue it earns on this Contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this Contract over another investment. See "Distribution, Promotional, and Sales Expenses."
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one. See "Replacements" and "Distribution, Promotional, and Sales Expenses."
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that you will pay each year when buying, owning, and surrendering or making withdrawals from an investment option or from the Contract depending on the investment options you choose and the features of the Contract. Please refer to the Contract specifications page for information about the specific fees you will pay each year based on the options elected. The first table describes the fees and expenses you will pay at the time you buy the Contract, surrender or makes withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge[1] ("CDSC") (as a percentage of Contract Value withdrawn)	8%
Range of CDSC over time:
Number of Completed Contract Years	0	1	2	3	4	5	6+
CDSC Percentage	8%	8%	7%	6%	5%	4%	0%
[1]The CDSC applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA."The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments
Daily ISE Percentage Maximum Potential Loss[1] (as a percentage of the Index Strategy Basis)	25%
MVA Maximum Potential Loss[2] (as a percentage of the Index Strategy Basis)	100%
[1]The Daily ISE Percentage applies to partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), transfers under the Performance Lock feature, a full surrender (including free look surrenders), Annuitization and Death Benefit payments when calculated before the end of a Strategy Term. [2]The MVA applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA." For Index Strategies with a 100% Protection Level and the Fixed Strategy, the MVA is limited to a value that would result in a full surrender value which is no less than the applicable minimum nonforfeiture value.The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses
The Contract does not assess any explicit annual contract expenses. However, Nationwide may limit the amount you can earn on the Index Strategies by offering Participation Rates less than 100% and/or by assessing Strategy Spreads. This means your returns may be lower than the Index Performance. In return for accepting this limit on Index Performance, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]	The first table describes the fees and expenses you will pay at the time you buy the Contract, surrender or makes withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge[1] ("CDSC") (as a percentage of Contract Value withdrawn)	8%
Range of CDSC over time:
Number of Completed Contract Years	0	1	2	3	4	5	6+
CDSC Percentage	8%	8%	7%	6%	5%	4%	0%
	[1]The CDSC applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA."
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	The CDSC applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA."
Transactions Subject to Contract Adjustment, Fee Table [Text Block]	The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an investment option or from the Contract before the expiration of a specified period.
Adjustments
Daily ISE Percentage Maximum Potential Loss[1] (as a percentage of the Index Strategy Basis)	25%
MVA Maximum Potential Loss[2] (as a percentage of the Index Strategy Basis)	100%
	[1]The Daily ISE Percentage applies to partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), transfers under the Performance Lock feature, a full surrender (including free look surrenders), Annuitization and Death Benefit payments when calculated before the end of a Strategy Term. [2]The MVA applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA." For Index Strategies with a 100% Protection Level and the Fixed Strategy, the MVA is limited to a value that would result in a full surrender value which is no less than the applicable minimum nonforfeiture value.
Contract Adjustments, Fee Table [Table Text Block]
Adjustments
Daily ISE Percentage Maximum Potential Loss[1] (as a percentage of the Index Strategy Basis)	25%
MVA Maximum Potential Loss[2] (as a percentage of the Index Strategy Basis)	100%

Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that you will pay each year during the time that you own the Contract.
Annual Contract Expenses
The Contract does not assess any explicit annual contract expenses. However, Nationwide may limit the amount you can earn on the Index Strategies by offering Participation Rates less than 100% and/or by assessing Strategy Spreads. This means your returns may be lower than the Index Performance. In return for accepting this limit on Index Performance, you will receive some protection from Index losses.

Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]	The Contract does not assess any explicit annual contract expenses. However, Nationwide may limit the amount you can earn on the Index Strategies by offering Participation Rates less than 100% and/or by assessing Strategy Spreads. This means your returns may be lower than the Index Performance. In return for accepting this limit on Index Performance, you will receive some protection from Index losses.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning the contract: Risk of Loss An investment in this Contract is subject to the risk of loss. Each Strategy's defined downside protection, provided by its Protection Level, does not provide complete protection from loss. You may lose money, including a substantial amount of your principal investment and previously credited earnings. Your losses may be significant. At the Contract’s minimum Index Strategy Protection Level of 75%, you could lose up to 25% of your investment during a Strategy Term. During a Strategy Term, the Index Strategy Value is determined using an estimated present value of what the Index Strategy Value will be on the Strategy Term End Date. This method of calculating the Index Strategy Value could result in a loss during a Strategy Term even when the performance of the Index is positive. There is a risk of a substantial loss of your principal and previously earned Index Strategy Earnings, and the loss is realized if a Death Benefit is processed or if the Contract Owner takes a withdrawal, exercises a Performance Lock, begins Annuitization, or receives the Contract Value under the "Right to Examine and Cancel" provision. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." Withdrawals during the first six Contract Years may be subject to a CDSC and MVA which can result in the loss of principal and previously earned Index Strategy Earnings. After the sixth Contract Year, no withdrawals, including a full surrender, are subject to a CDSC or MVA. Liquidity Risk The Contract is designed to be a long-term investment, not a short-term investment. Partial withdrawals or a full surrender may be taken at any time prior to the Annuitization Date or death of the Annuitant, but there may be negative consequences for doing so if the withdrawal amount exceeds the Remaining Free Withdrawal Amount. Withdrawals in excess of the Remaining Free Withdrawal Amount may be subject to a CDSC and a negative MVA, which will negatively impact the amount of your withdrawal. See "Market Value Adjustment." In addition, if amounts are withdrawn or fully surrendered from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, payment of the Death Benefit or Annuitization, a loss may result if the Daily ISE Percentage is negative. The maximum potential loss from a negative Daily ISE Percentage is limited to the floor provided by the Protection Level. At the Contract’s minimum Index Strategy Protection Level of 75%, you could lose up to 25% of your investment during a Strategy Term due to the Daily ISE Percentage. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." Any partial withdrawal or full surrender may also be subject to a 10% additional federal tax if taken before age 59½. This Contract may not be appropriate if you plan on taking partial withdrawals or a full surrender prior to age 59½. If you are invested in multiple Strategies at the time that you request a partial withdrawal, you cannot select the specific Strategy(ies) from which the partial withdrawal is to be taken. Your partial withdrawal will be allocated among all of your Strategies so that after the withdrawal is processed, the Strategy Values are allocated in the same proportion as before the withdrawal. This means that when you take a withdrawal you may be required to withdraw money from a Strategy that is performing negatively even if you have other Strategies performing positively at the time of the withdrawal. Nationwide may defer payment for a partial withdrawal or full surrender under this Contract for up to six months if the insurance regulatory authority of the state in which the Contract is issued approves such deferral. There are other circumstances under which Nationwide may delay the payment of partial withdrawals or full surrenders, as described in this prospectus. See "Withdrawals." It is not possible to take withdrawals or surrender the Contract on or after the Annuitization Date. Investment Risk The following describe various investment risks associated with the Contract: •When you invest in a Strategy, you have no rights in the Index to which the Strategy is linked. When the Index is a market index, you are not investing in the Index (which is impossible), and you have no rights with respect to the Index, the Index provider, or any aspect of the Index or any companies whose securities comprise the Index. When the Index is a mutual fund, you are not purchasing shares of a fund and you are not a shareholder or beneficial owner in the fund; you have no voting, dividend, liquidation, or other rights that would otherwise be attributed to shareholders or beneficial owners. Actual investment results as a shareholder or beneficial owner of the fund may differ. •You will be exposed to the investment risks associated with the Index linked to any Strategy you select. The performance of the Index Strategy will depend (in part) on the performance of its Index. The performance of the Index will be based on changes in the values of the securities or other assets that comprise the Index (in the case of a market index) or in which the Index is invested (in the case of a mutual fund). Such securities and other assets will be subject to a variety of investment risks, many of which are complicated and interrelated. You will be exposed to those risks. These risks may affect capital markets generally, specific market segments, specific issuers, or specific asset types. If you invest in a Strategy that has an Index with higher investment risks, your investment in that Strategy indirectly exposes you to those higher investment risks. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Performance may cause you to realize investment losses. Your investment losses may be significant. For a description of particular investment risks to which the Indexes are subject, see "Risks Associated with the Indexes." •The historical performance of an Index or an Index Strategy does not guarantee future results. It is impossible to predict whether an Index or an Index Strategy will perform positively or negatively over the course of a Strategy Term. •Because the Indexes under the Contract are all comprised of, defined by, or invested in (at least in part) a collection of equity securities, each Index is exposed to market risk and issuer risk. Market risk is the risk that market fluctuations may cause the value of a security or asset to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally. •Index Performance is calculated by comparing the value of the Index between two specific points in time which means Index Performance may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. •When a Strategy is linked to the performance of a market Index, the Index’s methodology for calculating return may result in lower Index Performance, particularly over the course of time, and may lower a Strategy’s returns. In this regard: ❍Some Indexes calculate the return on component securities on a "price return" basis. The performance of a price return Index does not reflect any dividends or other distributions paid by component companies. The exclusion of dividends and other distributions results in lower Index Performance. ❍Some Indexes apply performance drags in the form of regular deductions from the value of the Index. Such deductions are generally intended to more closely align the performance of the Index with the performance of a managed portfolio that takes similar positions as the Index, as such a portfolio would be subject to costs of investing. Performance drags result in lower Index Performance. ❍Some Indexes are comprised of futures contracts and calculate return on such futures contracts on an "excess return" basis. Excess return calculations do not include any income from collateral associated with investments in futures contracts. The exclusion of collateral return results in lower Index Performance. ❍Some Indexes are comprised of foreign issuers and include exchange rate methodologies that may lower Index Performance. ❍The BlackRock Select Factor Index has underlying ETFs. The underlying ETFs are subject to management fees, other expenses, and transaction costs that negatively impact their performance and market prices and, consequently, negatively impact the performance of the Index. These negative impacts on performance are compounded by the performance drag deducted from Index Values as part of the Index's methodology. •See "Crediting Factors - Indexes" for additional information and risks related to Index methodologies. •When a Strategy is linked to the performance of a mutual fund, the fund’s management fees and other operating expenses, including transaction costs, will negatively impact Index Performance, particularly over the course of time, and will reduce a Strategy’s returns. See "Crediting Factors – Indexes." •In recent years, the financial markets have experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, the COVID-19 pandemic, geopolitical turmoil, rising inflation, changes in interest rates, and actions by governmental authorities. It is not possible to predict with certainty the future performance of the markets. •Nationwide relies on third-parties who sponsor, administer, or manage the Indexes to provide Nationwide with Index Values which are used to calculate the performance of the Index Strategies. In general, Index Values are to be provided to Nationwide each Business Day. However, there may be short or extended periods of time when Nationwide is not provided Index Values for an Index. This may occur for a variety of reasons that are not within Nationwide’s control, including severe market disruptions. If Nationwide is not provided with an Index Value, it will use the most recent Index Value provided to Nationwide when calculating the performance of the Index Strategies linked to the applicable Index. If Nationwide is provided an Index Value for a prior Business Day for which Nationwide was not originally provided an Index Value, Nationwide will take reasonable steps to recalculate impacted Contract Values and Contract transactions.Risks Associated with the Indexes If you allocate money to an Index Strategy for a Strategy Term, the value of your investment will depend in part on the performance of the applicable Index or Indexes. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index (in the case of a market index) or in which the Index is invested (in the case of a mutual fund). The securities and instruments that impact the performance of the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. You will be exposed to those risks. These risks may affect capital markets generally, specific market segments, specific issuers, or specific asset types. If you invest in a Strategy that has an Index with higher investment risks, your investment in that Strategy indirectly exposes you to those higher investment risks. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the Contract. The historical performance of an Index or an Index Strategy does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Strategy Term. Each Index offered under the Contract is exposed to the following risks: •Equity Risk. Equity securities (e.g., common stocks) are subject to changes in value. The values of equity securities may be volatile and can be influenced by a number of factors, such as changes in (or perceived changes in) general capital markets, specific market segments, or specific issuers. •Issuer Risk. The prices of and the income generated by securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. •Large-Capitalization Company Risk. In general, large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets. •Market Risk. The Index may perform negatively over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The prices of or the income generated by securities or other financial instruments may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, the value of securities or other financial instruments from one country or region may be negatively affected by developments in other countries and regions. The following describes risks specific to each Index. For detailed descriptions and other important information for each Index, see "Description of the Indexes" and "Appendix D: Additional Index Disclosures." American Funds® The Growth Fund of America®-Class F-3 (Ticker: GAFFX) •Growth-Oriented Stock Style Risk. Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. •Income-Oriented Stock Style Risk. The value of and the income produced by common stocks or other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the issuers of such securities. •Mid- or Small-Capitalization Company Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. All of the risks associated with mid-capitalization companies are magnified with respect to small-capitalization companies. •Mutual Fund Management Risk. Indexes that are mutual funds are managed by the fund’s investment adviser. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. •Mutual Fund Fees and Expenses Risk. Indexes that are mutual funds are subject to management fees and other expenses, including transaction costs, that negatively impact fund performance. The fund’s fees, expenses, and costs are not deducted from your Contract. However, the fund’s fees, expenses, and costs will negatively impact Index Values, particularly over the course of time, and will reduce the Strategy’s returns. A fund’s operating expenses and transaction costs will vary from year-to-year. Fund fees and expenses, potentially together with the Strategy Spread and Participation Rate under a Strategy, increase your risk of loss, subject to the downside protection provided by the Strategy. •Non-U.S. Securities Risk. Securities and other financial instruments of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities and other financial instruments tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities or instruments are tied economically. These securities or other financial instruments may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities or other financial instruments may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of such securities or instruments. Non-U.S. markets may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement, which could negatively impact liquidity. The risks of investing outside the United States may be heightened in connection with investments in emerging markets. BlackRock Select Factor Index (Ticker: BSELFCTX) •Debt Risk. The prices of and the income generated by debt instruments, such as bonds or other fixed income assets, may be affected by factors such as interest rates, maturities, and credit quality. Rising interest rates will generally cause the prices of debt instruments to fall. Also, when interest rates rise, issuers of debt instruments that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance, causing the average life of such instruments to extend. A general change in interest rates may cause investors to sell debt instruments on a large scale, which could also adversely affect the price and liquidity of debt instruments. Falling interest rates may cause an issuer to redeem, call, or refinance a debt instrument before its stated maturity, which may result in lower yield. Longer maturity debt instruments generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt instruments. Debt instruments are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt instrument will fail to make timely payments of principal or interest and will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default could cause the value of a debt instrument to decrease significantly. Lower quality debt instruments generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt instruments. Credit risk is gauged, in part, by the credit ratings of issuers and debt instruments. However, ratings are only the opinions of rating agencies or other credit analysists and are not guarantees as to credit quality or an evaluation of market risk. •Fixed Income Risk. Fixed income instruments (e.g., bonds) are subject to investment risks such as interest rate risk (i.e., negative fluctuations in market value due to changes in interest rates) and credit risk (i.e., the risk of default by the obligors). The market price of a fixed income instrument can be volatile and influenced by a number of factors, particularly its duration, yield as compared to current market interest rates, and the actual or perceived credit quality of the issuer. •Government Bond Risk. The prices of government bonds are significantly influenced by the creditworthiness of the governments that issue them. Any decline or perceived decline in a government’s creditworthiness, as a result of a credit rating downgrade or otherwise, may cause the prices of that government’s bonds to fall, perhaps significantly, and may cause increased volatility in local or global credit markets. In recent years, U.S. rating agencies have downgraded the creditworthiness and/or assigned negative outlooks to many governments worldwide, including the U.S., U.K., Germany, and Japan, and may do so again in the future. •Market Index Methodology Risk – Market Non-Participation. At times, the Index may have less than 100% total market exposure. Any portion of the Index without market exposure will not participate in positive market movements and may not earn any returns. An Index may not have full market exposure because it has a cash component, or an Index may have a methodology that partially reduces or entirely removes the Index’s exposure to a particular market or all markets for a period of time. Market non-participation could cause an Index to miss a potential recovery in the market or in an underlying asset class. •Market Index Methodology Risk – Performance Drag. Even though the Index tracks the performance of securities or other financial instruments, it is not an actual portfolio of investments and does not incur the fees or other costs generally associated with managing and owning a portfolio of investments. Nonetheless, in order to more closely align the performance of the Index with the performance of a managed portfolio that takes similar positions as the Index, the Index) includes deductions from the value of the Index as part of its methodology. These deductions negatively impact the performance of the Index. The performance of the Index would be higher if these deductions were not applied. In addition, the underlying ETFs are subject to management fees, other expenses, and transaction costs that negatively impact their performance and market prices and, consequently, negatively impact the performance of the Index. These negative impacts on performance are compounded by the annualized rate that the Index deducts from its value as part of its methodology. The drags on Index Values as described above, potentially together with the Strategy Spread and Participation Rate under a Strategy, increase your risk of loss, subject to the downside protection provided by the Strategy. •Market Index Methodology Risk – Volatility Control. The Index includes a volatility control overlay or other volatility contract methodologies. Volatility is a measure of the degree of variation in the returns of an asset over a period of time. If an Index includes a volatility control overlay or other volatility control methodologies, the Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate dramatic changes in the value of the Index. To the extent that an Index reduces its market exposure in response to volatility, the Index will not be fully participating in any growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in market recoveries. There is no guarantee that any volatility control methodology will be successful. Because volatility control may limit an Index’s participation in rising markets, volatility control may ultimately limit your gains (if any) under a Strategy. In addition, each Strategy already provides limited downside protection in the form of its Protection Level. You should therefore consider whether selecting a Strategy that is linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals. •Mid- or Small-Capitalization Company Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. All of the risks associated with mid-capitalization companies are magnified with respect to small-capitalization companies. •U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk and debt risk. •Underlying ETF Risks. The ETFs that underlie the Index are subject to several investment risks. Such risks may adversely affect the ETFs’ performance and, consequently, the performance of the Index. ❍Risks Common to the Underlying ETFs. All of the underlying ETFs are subject to "Market Risk" and "Issuer Risk" as described above. In addition, all of the underlying ETFs are subject to the following risks: •Tracking Error Risk. Each ETF seeks to track the investment results of a specific market index. There is no guarantee that an ETF’s investment results will have a high degree of correlation to the performance of the index that it seeks to track, or that the ETF will achieve its investment objective. Each ETF may be subject to tracking error, which is the divergence of an ETF’s performance from that of the index it seeks to track. This risk may be heightened during times of increased market volatility or other unusual market conditions. Among other reasons, tracking error may result because an ETF incurs fees and expenses while the index does not. Certain ETFs may experience higher tracking error than is typical for ETFs that track a market index. •Market Trading Risks. Each ETF faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility, and disruptions in the creation/redemption process. Any of these factors, among others, may lead to an ETF’s shares trading at a premium or discount to net asset value. ❍Risks Common to the Underlying Equity ETFs. The underlying equity ETFs are subject to "Equity Risk," "Large-Capitalization Company Risk," and "Mid- or Small-Capitalization Company Risk" as described above. ❍Risks Common to the Underlying Fixed Income ETFs. The underlying fixed income ETFs are subject to "Debt Risk," "Government Bond Risk," and "U.S. Government Securities Risk," as described above. ❍Risks Specific to Particular Underlying ETFs •iShares MSCI USA Value Factor ETF – Value Securities Risk. This ETF primarily invests in stocks deemed to be undervalued. Stocks that are perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time. •iShares MSCI USA Momentum Factor ETF – Momentum Securities Risk. This ETF primarily invests in stocks that are deemed to exhibit relatively higher price momentum characteristics (i.e., stocks exhibiting strong recent price trends). Stocks that previously exhibited high momentum characteristics may not experience positive momentum in the future or may experience more volatility than the market as a whole. •iShares MSCI USA Quality Factor ETF – Quality Stock Risk. This ETF primarily invests in stocks that are deemed to have quality characteristics identified through certain fundamental metrics. Even if a stock is deemed to be a quality stock, there is no guarantee that the past performance of that stock will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns. Many factors can affect a stock's quality and performance, and the impact of these factors on a stock or its price can be difficult to predict. •iShares MSCI USA Size Factor ETF – Low Size Securities Risk. From a defined universe of large- and mid-capitalization companies, this ETF emphasizes investments in stocks with relatively smaller average market capitalization. Relative to the larger companies within the investable universe, stocks of such smaller companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid. •iShares MSCI USA Min Vol Factor ETF – Volatility Risk. This ETF emphasizes investments in U.S. equities that, in the aggregate, are deemed to have lower volatility characteristics relative to the broader U.S. equity market. There is no guarantee that such securities will be any less volatile than the market as a whole or any other stocks, and could be more volatile. The ETF may experience more than minimum volatility.J.P. Morgan Mozaic IISM Index (Ticker: JMOZAIC2) •Commodities Risk. The performance of commodity investments can be extremely volatile and unpredictable. Prices of commodities are primarily affected by global supply and demand, but they are also significantly influenced by, among other factors, speculative actions, currency exchange rates, governmental programs and policies, national and international political and economic events, changes in interest and exchange rates, trading activities, and sudden disruptions in supply. •Debt Risk. The prices of and the income generated by debt instruments, such as bonds or other fixed income assets, may be affected by factors such as interest rates, maturities, and credit quality. Rising interest rates will generally cause the prices of debt instruments to fall. Also, when interest rates rise, issuers of debt instruments that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance, causing the average life of such instruments to extend. A general change in interest rates may cause investors to sell debt instruments on a large scale, which could also adversely affect the price and liquidity of debt instruments. Falling interest rates may cause an issuer to redeem, call, or refinance a debt instrument before its stated maturity, which may result in lower yield. Longer maturity debt instruments generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt instruments. Debt instruments are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt instrument will fail to make timely payments of principal or interest and will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default could cause the value of a debt instrument to decrease significantly. Lower quality debt instruments generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt instruments. Credit risk is gauged, in part, by the credit ratings of issuers and debt instruments. However, ratings are only the opinions of rating agencies or other credit analysists and are not guarantees as to credit quality or an evaluation of market risk. •Fixed Income Risk. Fixed income instruments (e.g., bonds) are subject to investment risks such as interest rate risk (i.e., negative fluctuations in market value due to changes in interest rates) and credit risk (i.e., the risk of default by the obligors). The market price of a fixed income instrument can be volatile and influenced by a number of factors, particularly its duration, yield as compared to current market interest rates, and the actual or perceived credit quality of the issuer. •Futures Risk. A futures contract is a financial instrument in which a party agrees to pay a fixed price for the delivery of an asset or commodity, or based on the performance of a fund, index, or financial instrument, at a specified future date. The price of a futures contract reflects the expected value of the referenced investment in the future, whereas the spot price reflects the immediate value of the investment. A variety of factors can lead to a disparity between the expected future price and the spot price at a given point in time. In addition, futures markets are subject to disruptions due to various factors, including lack of liquidity, participation of speculators, and government regulation and intervention. There may be an increased risk of prolonged disruptions to futures markets during geopolitical or military conflict. Such disruptions may adversely impact the performance of the Index or the calculation or availability of Index Values. Futures contracts are subject to the risk of default by obligors. These factors and others can cause the price of futures contracts to be volatile. Futures contracts may be subject to legal and regulatory uncertainty, particularly futures contracts that are not traded on regulated exchanges. •Government Bond Risk. The prices of government bonds are significantly influenced by the creditworthiness of the governments that issue them. Any decline or perceived decline in a government’s creditworthiness, as a result of a credit rating downgrade or otherwise, may cause the prices of that government’s bonds to fall, perhaps significantly, and may cause increased volatility in local or global credit markets. In recent years, U.S. rating agencies have downgraded the creditworthiness and/or assigned negative outlooks to many governments worldwide, including the U.S., U.K., Germany, and Japan, and may do so again in the future. •Liquidity Risk. Securities and other financial instruments may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid assets may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such assets. •Market Index Methodology Risk – Currency Conversion. The Index includes a methodology for converting foreign currencies into U.S. dollars. The methodology takes into account conversion costs and/or exchange rates. The conversion of foreign currencies into U.S. dollars may negatively impact the performance of the Index. This risk can be impacted by many factors, such as existing and expected rates of inflation; existing and expected interest rate levels; political, civil, or military unrest; the extent of governmental surpluses or deficits; fiscal and trade policies pursued by governments; and the Index’s specific methodology for currency conversions. Currency exchange rates can be very volatile and can change quickly and unpredictably. •Market Index Methodology Risk – Leverage. The Index may use leverage as part of its methodology. When the Index is leveraged, its market exposure will be greater than 100%. Depending on the Index’s methodology, an Index may use leverage with respect to all components or only particular components. When an Index is leveraged, any price movements in its leveraged components will result in greater changes in the value of the Index than if the Index were not leveraged. In particular, the use of leverage will magnify any negative performance which, in turn, could adversely affect the value of the Index (perhaps significantly). Leverage may significantly increase an Index’s volatility, even if leverage is being used as part of a volatility control overlay. •Market Index Methodology Risk – Market Non-Participation. At times, the Index may have less than 100% total market exposure. Any portion of the Index without market exposure will not participate in positive market movements and may not earn any returns. An Index may not have full market exposure because it has a cash component, or an Index may have a methodology that partially reduces or entirely removes the Index’s exposure to a particular market or all markets for a period of time. Market non-participation could cause an Index to miss a potential recovery in the market or in an underlying asset class. •Market Index Methodology Risk – Volatility Control. The Index includes a volatility control overlay or other volatility contract methodologies. Volatility is a measure of the degree of variation in the returns of an asset over a period of time. If an Index includes a volatility control overlay or other volatility control methodologies, the Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate dramatic changes in the value of the Index. To the extent that an Index reduces its market exposure in response to volatility, the Index will not be fully participating in any growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in market recoveries. There is no guarantee that any volatility control methodology will be successful. Because volatility control may limit an Index’s participation in rising markets, volatility control may ultimately limit your gains (if any) under a Strategy. In addition, each Strategy already provides limited downside protection in the form of its Protection Level. You should therefore consider whether selecting a Strategy that is linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals. •Mid- or Small-Capitalization Company Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. All of the risks associated with mid-capitalization companies are magnified with respect to small-capitalization companies. •Momentum Risk. Momentum investing generally seeks to capitalize on positive trends in the returns of financial instruments. However, there is no guarantee that recent trends in returns will continue in the future. Momentum investing may not perform well in markets characterized by short-term volatility. •Non-U.S. Securities Risk. Securities and other financial instruments of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities and other financial instruments tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities or instruments are tied economically. These securities or other financial instruments may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities or other financial instruments may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of such securities or instruments. Non-U.S. markets may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement, which could negatively impact liquidity. The risks of investing outside the United States may be heightened in connection with investments in emerging markets. •U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk and debt risk. MSCI EAFE Index (Ticker: MXEA) •Market Index Methodology Risk – Currency Conversion. The Index includes a methodology for converting foreign currencies into U.S. dollars. The methodology takes into account conversion costs and/or exchange rates. The conversion of foreign currencies into U.S. dollars may negatively impact the performance of the Index. This risk can be impacted by many factors, such as existing and expected rates of inflation; existing and expected interest rate levels; political, civil, or military unrest; the extent of governmental surpluses or deficits; fiscal and trade policies pursued by governments; and the Index’s specific methodology for currency conversions. Currency exchange rates can be very volatile and can change quickly and unpredictably. •Mid- or Small-Capitalization Company Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. All of the risks associated with mid-capitalization companies are magnified with respect to small-capitalization companies. •Non-U.S. Securities Risk. Securities and other financial instruments of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities and other financial instruments tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities or instruments are tied economically. These securities or other financial instruments may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities or other financial instruments may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of such securities or instruments. Non-U.S. markets may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement, which could negatively impact liquidity. The risks of investing outside the United States may be heightened in connection with investments in emerging markets. NYSE® Zebra Edge® Index (Ticker: ZEDGENY) •Debt Risk. The prices of and the income generated by debt instruments, such as bonds or other fixed income assets, may be affected by factors such as interest rates, maturities, and credit quality. Rising interest rates will generally cause the prices of debt instruments to fall. Also, when interest rates rise, issuers of debt instruments that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance, causing the average life of such instruments to extend. A general change in interest rates may cause investors to sell debt instruments on a large scale, which could also adversely affect the price and liquidity of debt instruments. Falling interest rates may cause an issuer to redeem, call, or refinance a debt instrument before its stated maturity, which may result in lower yield. Longer maturity debt instruments generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt instruments. Debt instruments are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt instrument will fail to make timely payments of principal or interest and will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default could cause the value of a debt instrument to decrease significantly. Lower quality debt instruments generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt instruments. Credit risk is gauged, in part, by the credit ratings of issuers and debt instruments. However, ratings are only the opinions of rating agencies or other credit analysists and are not guarantees as to credit quality or an evaluation of market risk. •Fixed Income Risk. Fixed income instruments (e.g., bonds) are subject to investment risks such as interest rate risk (i.e., negative fluctuations in market value due to changes in interest rates) and credit risk (i.e., the risk of default by the obligors). The market price of a fixed income instrument can be volatile and influenced by a number of factors, particularly its duration, yield as compared to current market interest rates, and the actual or perceived credit quality of the issuer. •Futures Risk. A futures contract is a financial instrument in which a party agrees to pay a fixed price for the delivery of an asset or commodity, or based on the performance of a fund, index, or financial instrument, at a specified future date. The price of a futures contract reflects the expected value of the referenced investment in the future, whereas the spot price reflects the immediate value of the investment. A variety of factors can lead to a disparity between the expected future price and the spot price at a given point in time. In addition, futures markets are subject to disruptions due to various factors, including lack of liquidity, participation of speculators, and government regulation and intervention. There may be an increased risk of prolonged disruptions to futures markets during geopolitical or military conflict. Such disruptions may adversely impact the performance of the Index or the calculation or availability of Index Values. Futures contracts are subject to the risk of default by obligors. These factors and others can cause the price of futures contracts to be volatile. Futures contracts may be subject to legal and regulatory uncertainty, particularly futures contracts that are not traded on regulated exchanges. •Government Bond Risk. The prices of government bonds are significantly influenced by the creditworthiness of the governments that issue them. Any decline or perceived decline in a government’s creditworthiness, as a result of a credit rating downgrade or otherwise, may cause the prices of that government’s bonds to fall, perhaps significantly, and may cause increased volatility in local or global credit markets. In recent years, U.S. rating agencies have downgraded the creditworthiness and/or assigned negative outlooks to many governments worldwide, including the U.S., U.K., Germany, and Japan, and may do so again in the future. •Liquidity Risk. Securities and other financial instruments may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid assets may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such assets. •Market Index Methodology Risk – Leverage. The Index may use leverage as part of its methodology. When the Index is leveraged, its market exposure will be greater than 100%. Depending on the Index’s methodology, an Index may use leverage with respect to all components or only particular components. When an Index is leveraged, any price movements in its leveraged components will result in greater changes in the value of the Index than if the Index were not leveraged. In particular, the use of leverage will magnify any negative performance which, in turn, could adversely affect the value of the Index (perhaps significantly). Leverage may significantly increase an Index’s volatility, even if leverage is being used as part of a volatility control overlay. •Market Index Methodology Risk – Market Non-Participation. At times, the Index may have less than 100% total market exposure. Any portion of the Index without market exposure will not participate in positive market movements and may not earn any returns. An Index may not have full market exposure because it has a cash component, or an Index may have a methodology that partially reduces or entirely removes the Index’s exposure to a particular market or all markets for a period of time. Market non-participation could cause an Index to miss a potential recovery in the market or in an underlying asset class. •Market Index Methodology Risk – Volatility Control. The Index includes a volatility control overlay or other volatility contract methodologies. Volatility is a measure of the degree of variation in the returns of an asset over a period of time. If an Index includes a volatility control overlay or other volatility control methodologies, the Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate dramatic changes in the value of the Index. To the extent that an Index reduces its market exposure in response to volatility, the Index will not be fully participating in any growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in market recoveries. There is no guarantee that any volatility control methodology will be successful. Because volatility control may limit an Index’s participation in rising markets, volatility control may ultimately limit your gains (if any) under a Strategy. In addition, each Strategy already provides limited downside protection in the form of its Protection Level. You should therefore consider whether selecting a Strategy that is linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals. •U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk and debt risk.SG Macro Compass Index (Ticker: SGMACRO) •Commodities Risk. The performance of commodity investments can be extremely volatile and unpredictable. Prices of commodities are primarily affected by global supply and demand, but they are also significantly influenced by, among other factors, speculative actions, currency exchange rates, governmental programs and policies, national and international political and economic events, changes in interest and exchange rates, trading activities, and sudden disruptions in supply. •Debt Risk. The prices of and the income generated by debt instruments, such as bonds or other fixed income assets, may be affected by factors such as interest rates, maturities, and credit quality. Rising interest rates will generally cause the prices of debt instruments to fall. Also, when interest rates rise, issuers of debt instruments that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance, causing the average life of such instruments to extend. A general change in interest rates may cause investors to sell debt instruments on a large scale, which could also adversely affect the price and liquidity of debt instruments. Falling interest rates may cause an issuer to redeem, call, or refinance a debt instrument before its stated maturity, which may result in lower yield. Longer maturity debt instruments generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt instruments.Debt instruments are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt instrument will fail to make timely payments of principal or interest and will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default could cause the value of a debt instrument to decrease significantly. Lower quality debt instruments generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt instruments. Credit risk is gauged, in part, by the credit ratings of issuers and debt instruments. However, ratings are only the opinions of rating agencies or other credit analysists and are not guarantees as to credit quality or an evaluation of market risk. •Fixed Income Risk. Fixed income instruments (e.g., bonds) are subject to investment risks such as interest rate risk (i.e., negative fluctuations in market value due to changes in interest rates) and credit risk (i.e., the risk of default by the obligors). The market price of a fixed income instrument can be volatile and influenced by a number of factors, particularly its duration, yield as compared to current market interest rates, and the actual or perceived credit quality of the issuer. •Futures Risk. A futures contract is a financial instrument in which a party agrees to pay a fixed price for the delivery of an asset or commodity, or based on the performance of a fund, index, or financial instrument, at a specified future date. The price of a futures contract reflects the expected value of the referenced investment in the future, whereas the spot price reflects the immediate value of the investment. A variety of factors can lead to a disparity between the expected future price and the spot price at a given point in time. In addition, futures markets are subject to disruptions due to various factors, including lack of liquidity, participation of speculators, and government regulation and intervention. There may be an increased risk of prolonged disruptions to futures markets during geopolitical or military conflict. Such disruptions may adversely impact the performance of the Index or the calculation or availability of Index Values. Futures contracts are subject to the risk of default by obligors. These factors and others can cause the price of futures contracts to be volatile. Futures contracts may be subject to legal and regulatory uncertainty, particularly futures contracts that are not traded on regulated exchanges. •Government Bond Risk. The prices of government bonds are significantly influenced by the creditworthiness of the governments that issue them. Any decline or perceived decline in a government’s creditworthiness, as a result of a credit rating downgrade or otherwise, may cause the prices of that government’s bonds to fall, perhaps significantly, and may cause increased volatility in local or global credit markets. In recent years, U.S. rating agencies have downgraded the creditworthiness and/or assigned negative outlooks to many governments worldwide, including the U.S., U.K., Germany, and Japan, and may do so again in the future. •Liquidity Risk. Securities and other financial instruments may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid assets may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such assets. •Market Index Methodology Risk – Currency Conversion. The Index includes a methodology for converting foreign currencies into U.S. dollars. The methodology takes into account conversion costs and/or exchange rates. The conversion of foreign currencies into U.S. dollars may negatively impact the performance of the Index. This risk can be impacted by many factors, such as existing and expected rates of inflation; existing and expected interest rate levels; political, civil, or military unrest; the extent of governmental surpluses or deficits; fiscal and trade policies pursued by governments; and the Index’s specific methodology for currency conversions. Currency exchange rates can be very volatile and can change quickly and unpredictably. •Market Index Methodology Risk – Leverage. The Index may use leverage as part of its methodology. When the Index is leveraged, its market exposure will be greater than 100%. Depending on the Index’s methodology, an Index may use leverage with respect to all components or only particular components. When an Index is leveraged, any price movements in its leveraged components will result in greater changes in the value of the Index than if the Index were not leveraged. In particular, the use of leverage will magnify any negative performance which, in turn, could adversely affect the value of the Index (perhaps significantly). Leverage may significantly increase an Index’s volatility, even if leverage is being used as part of a volatility control overlay.•Market Index Methodology Risk – Market Non-Participation. At times, the Index may have less than 100% total market exposure. Any portion of the Index without market exposure will not participate in positive market movements and may not earn any returns. An Index may not have full market exposure because it has a cash component, or an Index may have a methodology that partially reduces or entirely removes the Index’s exposure to a particular market or all markets for a period of time. Market non-participation could cause an Index to miss a potential recovery in the market or in an underlying asset class. •Market Index Methodology Risk – Performance Drag. Even though the Index tracks the performance of securities or other financial instruments, it is not an actual portfolio of investments and does not incur the fees or other costs generally associated with managing and owning a portfolio of investments. Nonetheless, in order to more closely align the performance of the Index with the performance of a managed portfolio that takes similar positions as the Index, the Index and one underlying index, include deductions from the value of the Index as part of its methodology. These deductions negatively impact the performance of the Index. The performance of the Index would be higher if these deductions were not applied. The drags on Index Values as described above, potentially together with the Strategy Spread and Participation Rate under a Strategy, increase your risk of loss, subject to the downside protection provided by the Strategy. •Market Index Methodology Risk – Volatility Control. The Index includes a volatility control overlay or other volatility contract methodologies. Volatility is a measure of the degree of variation in the returns of an asset over a period of time. If an Index includes a volatility control overlay or other volatility control methodologies, the Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate dramatic changes in the value of the Index. To the extent that an Index reduces its market exposure in response to volatility, the Index will not be fully participating in any growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in market recoveries. There is no guarantee that any volatility control methodology will be successful. Because volatility control may limit an Index’s participation in rising markets, volatility control may ultimately limit your gains (if any) under a Strategy. In addition, each Strategy already provides limited downside protection in the form of its Protection Level. You should therefore consider whether selecting a Strategy that is linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals. •Non-U.S. Securities Risk. Securities and other financial instruments of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities and other financial instruments tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities or instruments are tied economically. These securities or other financial instruments may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities or other financial instruments may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of such securities or instruments. Non-U.S. markets may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement, which could negatively impact liquidity. The risks of investing outside the United States may be heightened in connection with investments in emerging markets. •U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk and debt risk.S&P 500® Average Daily Risk Control 10% USD Price Return Index (Ticker: SPXAV10P) •Market Index Methodology Risk – Market Non-Participation. At times, the Index may have less than 100% total market exposure. Any portion of the Index without market exposure will not participate in positive market movements and may not earn any returns. An Index may not have full market exposure because it has a cash component, or an Index may have a methodology that partially reduces or entirely removes the Index’s exposure to a particular market or all markets for a period of time. Market non-participation could cause an Index to miss a potential recovery in the market or in an underlying asset class. •Market Index Methodology Risk – Volatility Control. The Index includes a volatility control overlay or other volatility contract methodologies. Volatility is a measure of the degree of variation in the returns of an asset over a period of time. If an Index includes a volatility control overlay or other volatility control methodologies, the Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate dramatic changes in the value of the Index. To the extent that an Index reduces its market exposure in response to volatility, the Index will not be fully participating in any growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in market recoveries. There is no guarantee that any volatility control methodology will be successful. Because volatility control may limit an Index’s participation in rising markets, volatility control may ultimately limit your gains (if any) under a Strategy. In addition, each Strategy already provides limited downside protection in the form of its Protection Level. You should therefore consider whether selecting a Strategy that is linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals. Daily Index Strategy Earnings Percentage (Daily ISE Percentage) Risk A Daily ISE Percentage is calculated separately for each Index Strategy in which Contract Value is allocated. The Daily Index Strategy Earnings Percentage is equal to the greater of the Protection Level minus 100% and the Daily Pre-Protection Level Index Strategy Earnings (ISE) Percentage. The Daily ISE Percentage is not directly related to the Index Performance (although performance of the Index impacts the Daily Pre-Protection Level ISE Percentage calculation) and the Daily ISE Percentage may be negative even when the performance of the Index is positive. The Daily ISE Percentage may result in a loss even when the performance of the Index has increased since the beginning of the Strategy Term. The Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if a Death Benefit is processed or if the Contract Owner takes a withdrawal, exercises a Performance Lock, begins Annuitization before the end of a Strategy Term, or, in some jurisdictions, cancels the Contract pursuant to the "Right to Examine and Cancel" provision, a loss may result if the Daily ISE Percentage is negative. Limited Growth Potential Risk (Strategy Spread and Participation Rate Risk) When you invest in a Strategy, the growth (or upside) potential of your investment is not capped, but the Strategy Spread will reduce the upside potential of your investment. In addition, if the Participation Rate is less than 100%, the Participation Rate will also decrease the upside potential of your investment. As part of the process for calculating Index Strategy Earnings on the Strategy Term End Date, we calculate the Adjusted Index Performance (AIP), which is then used to calculate the Term End Index Strategy Earnings Percentage. The AIP is the percentage gain or loss in the Strategy Value at the end of the Strategy Term, calculated using the Crediting Factors applied to the Index Performance, prior to the application of any Protection Level. See "Index Strategy Earnings." The AIP is the Index Performance after the application of the Strategy Spread and the Participation Rate. The Strategy Spread represents an annualized percentage rate that, when greater than 0%, always has the effect of reducing the AIP at the end of the term, and indirectly impacts the Daily ISE Percentage. •When comparing Strategies with Strategy Terms that are the same length and all other Crediting Factors are the same, you should understand that a higher Strategy Spread is always more unfavorable to you than a lower Strategy Spread. •When determining the maximum impact that a Strategy Spread will have on your Index Performance, multiply the Strategy Spread by the number of years in the Strategy Term (e.g., if the Strategy Spread is 2% and the Strategy Term is 3 years, this will reduce the Index Performance (after it has been multiplied by the Participation Rate) by 6% at the end of the Strategy Term). See the "Strategy Spread" subsection in the "Index Strategies" section. •When comparing Strategies with Strategy Terms that differ in length, a higher Strategy Spread will always be more unfavorable to you on an annual basis, but the overall impact of a lower Strategy Spread over a multi-year Strategy Term may be more unfavorable to you than the overall impact of a higher Strategy Spread over a shorter Strategy Term. The Participation Rate represents the proportion of Index Performance that is reflected in the AIP and may have the effect of amplifying or decreasing the Index Performance. •If the Participation Rate is greater than 100%, there will be more upside potential when the Index Performance is positive but more downside potential when the Index Performance is negative (subject to the amount of downside protection provided by the Strategy’s Protection Level). •If the Participation Rate is less than 100%, there will be less upside potential when the Index Performance is positive but less downside potential when the Index Performance is negative (subject to the amount of downside protection provided by the Strategy’s Protection Level). •If the Participation Rate is equal to 100%, the Participation Rate will neither increase nor decrease the Index Performance. The Participation Rate for a Strategy Term is for the entire term and is not applied on an annual basis. The Participation Rate and the Strategy Spread may both be applied when calculating gains and losses for each Index Strategy. When a Strategy has both a Participation Rate less than 100% and a Strategy Spread greater than zero, the Participation Rate and Strategy Spread combine to reduce gains when Index Performance is positive. Additionally, when a Strategy has both a Participation Rate greater than 100% and a Strategy Spread greater than zero, the Participation Rate and Strategy Spread combine to increase losses when Index Performance is negative. Application of the Participation Rate and Strategy Spread will not cause the Index Strategy Earnings to drop below the floor protection provided by the Protection Level. When selecting a Strategy for investment, you should not select a Strategy based on any single Crediting Factor, including the Participation Rate or the Strategy Spread. While one Crediting Factor for a Strategy may be more or less favorable or attractive to you, the other Crediting Factors also impact whether that Strategy is appropriate for you based on your financial needs and goals. You should consult with a financial professional prior to selecting a Strategy for investment. Reinvestment Risk Except in the limited circumstances under which we may substitute an Index, the Index, Strategy Term and Protection Level will not change for as long as we offer a Strategy. However, the Participation Rate and Strategy Spread may change from Strategy Term to Strategy Term. The Index Strategies available for a new Strategy Term may have different Crediting Factors, and we may add or remove the Index Strategies offered. You do not have the right to reject any Participation Rate or Strategy Spread that we declare for a future Strategy Term. If you do not wish to invest in any of the Strategies at some point in the future, your only option will be to fully surrender your Contract or annuitize your Contract (subject to limitations). A full surrender may be subject to a CDSC, MVA, a negative Daily ISE Percentage, and may also have negative tax consequences. The ability to transfer Contract Value among the Strategies is restricted. Except when exercising a Performance Lock, Contract Value allocated to a Strategy cannot be transferred until the end of the Strategy Term, even if Nationwide substitutes an Index during the Strategy Term, and Contract Value cannot be transferred into a Strategy while its Strategy Term is ongoing. This restricts the ability to react to changes in market conditions during a Strategy Term other than through withdrawals and by exercising the Performance Lock feature, which also has risks. You should consider whether the inability to reallocate Contract Value at any time is consistent with your financial needs. In order to transfer Strategy Value from a Strategy on the Strategy Term End Date to another Strategy that is available for investment, Nationwide must receive your transfer request prior to the close of business on the Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date). If Nationwide does not receive the transfer instructions by this time, the Contract Value will remain allocated to the currently elected Strategies using the Crediting Factors applicable for the upcoming Strategy Term. If an Index Strategy is not available for reinvestment, the entire Index Strategy Value allocated to the Index Strategy will be transferred to the Fixed Strategy. Risk of Changes to Participation Rate and/or Strategy Spread Except in the limited circumstances under which we may substitute an Index, the Crediting Factors for a Strategy will not change for the duration of an ongoing Strategy Term. Also, except in the limited circumstances under which we may substitute an Index, the Index, Strategy Term and Protection Level will not change for as long as we offer a Strategy. However, the Participation Rate and Strategy Spread may change from Strategy Term to Strategy Term. Other than the guaranteed minimums and maximums associated with a Strategy’s Participation Rate and Strategy Spread, which will not change for the entire time that the Strategy is offered under the Contract, there is no guarantee that a Strategy’s current Participation Rate and Strategy Spread will remain the same while you own the Contract. You do not have the right to reject any Participation Rate or Strategy Spread that we declare for a future Strategy Term. If you do not wish to invest in any of the Strategies at some point in the future, your only option will be to fully surrender your Contract or annuitize your Contract (subject to limitations). A full surrender may be subject to a CDSC and an MVA. A full surrender may also have negative tax consequences. You should evaluate whether our ability to change the Participation Rate and Strategy Spread, and your inability to reject such changes, is consistent with your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate for you based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described throughout this prospectus. Performance Lock Risk The Performance Lock feature provides the Contract Owner with a one-time transfer during a Strategy Term of the full Index Strategy Value to the Fixed Strategy. A Performance Lock can only be exercised when an Index Strategy’s Index Strategy Value exceeds its Strategy Basis multiplied by its Protection Level. This means that a Performance Lock is available for an Index Strategy so long as the Daily Pre-Protection Level ISE Percentage is greater than the floor provided by the Protection Level for that Strategy. If a Contract Owner exercises the Performance Lock feature, the Index Strategy Value transferred to the Fixed Strategy will be the Index Strategy Value at the end of the Business Day on which the Performance Lock request is received by Nationwide. If the Performance Lock request is received by Nationwide on a day that is not a Business Day, or after the close of a Business Day, Nationwide will use the next Business Day’s Index Strategy Value. If a Performance Lock is requested but the Index Strategy Value falls below the Strategy Basis multiplied by its Protection Level at the close of the Business Day on which the transfer is to occur, the Performance Lock will not be exercised. Amounts transferred under the Performance Lock feature from an Index Strategy to the Fixed Strategy before the end of a Strategy Term are subject to a loss if the Daily ISE Percentage is negative. Once the money is transferred to the Fixed Strategy it cannot be transferred out of the Fixed Strategy until the end of the Fixed Strategy’s Strategy Term (which would be the next Contract Anniversary). A Contract Owner should consider the following risks related to the Performance Lock feature: •The Performance Lock feature can only be used once during an Index Strategy’s Strategy Term and only the full Index Strategy Value can be transferred. Performance Lock requests for partial amounts of Index Strategy Value will not be accepted. Once a Performance Lock request is received by Nationwide, it may not be revoked. •Because the Index Strategy Value will not be calculated until the end of the Business Day that the Contract Owner’s Performance Lock request is received, the Contract Owner will not know the Index Strategy Value at the time they decide to lock in that value. •While a Contract Owner will earn interest in the Fixed Strategy at the Fixed Strategy Rate, once a Performance Lock for an Index Strategy is exercised, the Contract Owner will no longer participate in the Index Strategy’s performance even if the Index Strategy performs positively. •Nationwide does not provide advice or notify Contract Owners regarding whether they should exercise the Performance Lock feature or the optimal time for doing so, if one exists. Contract Owners bear the risk that they will fail to exercise the Performance Lock at the optimal time during a Strategy Term. •Contract Owners also bear the risk that they will exercise the Performance Lock at a time during a Strategy Term when they miss out on gains that occur after the Performance Lock, or lock in losses that would not have occurred had the Performance Lock been exercised at a later date or not at all. Nationwide is not responsible for any losses related to a decision whether or not to exercise a Performance Lock. It is impossible to know with certainty whether or not a Performance Lock should be exercised. •Nationwide is not responsible for any losses related to a decision whether or not to exercise a Performance Lock. It is impossible to know with certainty whether or not a Performance Lock should be exercised. You may obtain information about your current Index Strategy Value(s) by contacting your financial professional or our Service Center. Because of the risks described herein, you should speak to your financial professional before exercising a Performance Lock. Index Substitution Risk The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term. However, Nationwide may substitute the Index during a Strategy Term in limited circumstances. Subject to any applicable regulatory approval, Nationwide may substitute the Index if any of the following events occur: (a) the Index is discontinued, (b) there is a substantial change to the calculation of the Index, (c) Index Values are unavailable, (d) Nationwide’s permission or license to use an Index is revoked, (e) Nationwide is unable to hedge risks associated with the Index, or for any other reason approved by a regulator with jurisdiction over the operation of the Contract. If Nationwide substitutes an Index, the new Index will be similar in composition to the old Index. Nationwide will seek to notify Contract Owners at least 30 days prior to substituting an Index for any Index Strategy in which they are invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of Nationwide’s control, Nationwide will provide notice of the substitution as soon as practicable. A Contract Owner will have no right to reject the substitution of an Index. If Nationwide substitutes the Index for an Index Strategy in which a Contract Owner is invested, unless a Performance Lock is requested, the Contract Owner will not be permitted to transfer the Index Strategy Value until the end of the Strategy Term. See "Reinvestment Risk" above. If Nationwide substitutes the Index for an Index Strategy, the performance of the new Index may differ significantly from the performance of the old Index. This may negatively affect the Index Strategy Earnings applied to an Index Strategy. Investment Risk During the Right to Examine Period Under state insurance laws, a Contract Owner has the right, during a limited period of time, to examine the Contract and decide to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the Date of Issue. If the Contract Owner elects to cancel the Contract pursuant to the free look provision, Nationwide will cancel the Contract and, in most jurisdictions, the Purchase Payment, less any withdrawals from the Contract (including any CDSC, MVA and Daily ISE Percentage applied to those withdrawals, will be refunded. Otherwise, where required by law, Nationwide will return the Contract Value as of the date of the cancellation, less any applicable federal and state income tax withholding. If the Contract Value is returned, there is a risk that the performance of the Index Strategies will decrease the Contract Value during the free look period and the Contract Value will be less than the Purchase Payment. Nationwide’s Financial Strength and Claims Paying Ability Risk Nationwide’s general account assets support its obligations under the Contract and are subject to claims by its creditors. As such, guarantees under the Contract are subject to Nationwide’s financial strength and claims-paying ability. There is a risk that Nationwide may default on those guarantees. Contract Owners need to consider Nationwide’s financial strength and claims-paying ability in meeting its guarantees under the Contract. To request additional information about Nationwide, contact the Service Center. Cyber Security Risk Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses and administer the contract (e.g., calculate Contract Values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, Index providers, intermediaries, and service providers may adversely affect Nationwide and Contract Values. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers or intermediaries will avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that Contract administration or Contract Values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business Continuity Risk Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contracts. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]	true
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]	Index Strategies General An Index Strategy is an investment option under the Contract that credits positive, negative, or zero earnings at the end of a Strategy Term based, in part, on the performance of an Index , and is subject to certain Crediting Factors that impact the gains and losses under the Index Strategy. Nationwide calculates a separate Index Strategy Value for each Index Strategy that has Contract Value allocated to it. An investment in an Index Strategy is not an investment in the Index or any mutual fund. The Contract Owner can lose a significant amount of money if the Index declines in value. If amounts are removed from an Index Strategy prior to the end of a Strategy Term, the Contract Owner could lose a significant amount of money due to the Daily ISE Percentage calculation. The Contract Owner may allocate Contract Value to no more than ten Index Strategies. The Fixed Strategy is not considered an Index Strategy for purposes of the maximum number of Index Strategies. If the Contract Owner is simultaneously invested in the same Index Strategy for Strategy Terms that began on different dates, those investments are considered separate Index Strategies for purposes of determining the maximum number of Index Strategies. Nationwide reserves the right to add or remove any Index Strategies at any time, but any such changes will not affect Strategy Terms already in effect and will become effective on the first day of a new Strategy Term. An Index Strategy’s Participation Rate and Strategy Spread may change from Strategy Term to Strategy Term, subject to guaranteed minimums and maximums. The Index Strategies available for election may be different for newly issued Contracts than for existing Contracts or for Contracts with different issue dates. Information regarding the features of each currently offered Index Strategy, including (i) the Index name; (ii) the Index type; (iii) its Strategy Term; (iv) its Protection Level; and (v) its guaranteed minimum Participation Rate and guaranteed maximum Strategy Spread, is available in "Appendix A: Investment Options Available Under the Contract." Crediting Factors Each Strategy has Crediting Factors that serve different purposes and impact your investment differently. We use the Crediting Factors to calculate the Index Strategy Earnings for each Strategy. Each Strategy has the following five Crediting Factors: •Index; •Strategy Term; •Protection Level; •Participation Rate; and •Strategy Spread The table below briefly summarizes how the various Crediting Factors impact a Strategy
Index	The market index or mutual fund to which the Strategy is linked
Strategy Term	The duration of the Strategy in years
Protection Level	A factor in the Strategy’s defined downside protection. A higher Protection Level means a higher amount of downside protection. A lower Protection Level means a lower amount of downside protection.
Participation Rate
A factor that amplifies or dampens the Strategy’s performance compared to the Index Performance. A higher Participation Rate means greater upside potential but also greater downside potential (subject to the downside protection). A lower Participation Rate means less upside potential but also less downside potential (also subject to the downside protection). For example, if Index Performance is -5%, a
Participation Rate of 150% would amplify the loss to -7.5% (subject to the downside protection).
Conversely, if Index Performance is 5%, a Participation Rate of 50% would dampen the gain to 2.5%.

Strategy Spread
A factor used as a deduction in calculating a Strategy’s performance. In general, a higher Strategy
Spread will reduce a Strategy’s performance more than a lower Strategy Spread (also subject to the downside protection). For example, if Index Performance after applying the applicable Participation Rate is -5% for a 1-year Strategy Term, a Strategy Spread of 2% would amplify the loss to -7% (subject to the downside protection). Conversely, if the if Index Performance after applying the applicable Participation
Rate is 5% for a 1-year Strategy Term, a Strategy Spread of 2% would dampen the gain to 3%.

	When selecting a Strategy for investment, you should not select a Strategy based on any single Crediting Factor in isolation. While one Crediting Factor for a Strategy may be more or less favorable or attractive to you, the other Crediting Factors also impact whether that Strategy is appropriate for you based on your financial needs and goals. You should consult with a financial professional prior to selecting a Strategy for investment. Except in the limited circumstances under which we may substitute an Index (see "Indexes" below), the Crediting Factors for a Strategy will not change for the duration of a given Strategy Term. The Index, Strategy Term and Protection Level will not change for as long as we continue offering a Strategy. However, the Participation Rate and Strategy Spread may change from Strategy Term to Strategy Term, subject to guaranteed minimums and maximums. More specifically: •For those Strategies that are available for initial investment under your Contract on the Date of Issue, their Crediting Factors (as well as any associated guaranteed minimums and maximums) will be described in your Contract. •For any new Strategies that we make available for investment under your Contract after the Date of Issue, their Crediting Factors (as well as any associated guaranteed minimums and maximums) will be declared by us at least 30 days prior to the beginning of their first Strategy Terms. •For all Strategies, after their first Strategy Terms, we will declare their Participation Rates and Strategy Spreads at least 30 days prior to the beginning of an upcoming Strategy Term, subject to their associated guaranteed minimums and maximums. A Strategy’s Participation Rate and Strategy Spread for a particular Strategy Term may be different for newly issued Contracts than for existing Contracts. The remainder of this section provides information about the Crediting Factors and the purposes that they serve under the Contract. Index The Index Performance is determined by the Index linked to each Index Strategy. The performance of an Index Strategy will therefore depend on the performance of a particular market index or mutual fund, as applicable, over the course of a Strategy Term. The Indexes under the Contract provide exposure to different markets and asset classes, all of which may perform differently compared to each other and during different time periods. When we calculate Index Strategy Earnings, if the Index Performance is negative, you will lose money under your Contract unless the Strategy’s downside protection protects you from the loss. When the Index Performance is positive, a loss may still occur under your Contract. The Index Performance is calculated on a point-to-point basis, which is done by comparing the Index Value of the Index on the first day of the Strategy Term to the Index Value of the Index on a specific future date during the Strategy Term. Because we calculate Index Performance on the Strategy Term End Date by comparing the value of the Index between two specific points in time (i.e., the start and end of the Strategy Term), Index Performance may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. This is true even for Index Strategies with Strategy Terms longer than one year. The Contract currently offers Index Strategies with the following Indexes: Market Indices •BlackRock Select Factor Index •J.P. Morgan Mozaic IISM Index •MSCI EAFE Index* •NYSE® Zebra Edge® Index •SG Macro Compass Index •S&P 500® Average Daily Risk Control 10% USD Price Return Index* •S&P 500® Index* Mutual Funds** •American Funds® The Growth Fund of America®-Class F-3****This is a price return index. **The mutual funds serve as Indexes. If you select a mutual fund-linked Index Strategy for investment, you are not purchasing shares of a fund and you are not a shareholder or beneficial owner in the fund; you will not have any rights that would otherwise be attributed to shareholders or beneficial owners of a mutual fund. Actual investment results as a shareholder or beneficial owner of the fund may differ. Note: The Contract is not a variable annuity under the federal securities laws. ***The Index Value reflects the mutual fund’s total return. Nationwide reserves the right to add or remove any Index in the future. There is no guarantee that an Index Strategy using any of the Indexes listed above will always be available for investment. The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term, except as described under the "Index Substitution During a Strategy Term" section. When a Strategy is linked to the performance of a market index, the Index’s methodology for calculating return may negatively impact Index Performance, particularly over the course of time, and may lower a Strategy’s returns. In this regard: •Some Indexes calculate the return on component securities on a "price return" basis. The performance of a price return Index does not reflect any dividends or other distributions paid by component companies. The exclusion of dividends and other distributions may negatively impact Index Performance. •Some Indexes apply performance drags in the form of regular deductions from the value of the Index. Such deductions are generally intended to more closely align the performance of the Index with the performance of a managed portfolio that takes similar positions as the Index, as such a portfolio would be subject to costs of investing. Performance drags result in reduced Index Performance. •Some Indexes are comprised of futures contracts and calculate return on such futures contracts on an "excess return" basis. Excess return calculations do not include any income from collateral associated with investments in futures contracts. The exclusion of collateral return reduces Index Performance. •Some Indexes are comprised of foreign issuers and include exchange rate methodologies that may negatively impact Index Performance. •The BlackRock Select Factor Index has exposure to underlying ETFs. The underlying ETFs are subject to management fees, other expenses, and transaction costs that negatively impact their performance and market prices and, consequently, negatively impact the performance of the Index. These negative impacts on performance are compounded by the performance drag deducted from Index Values as part of the Index’s methodology. When a Strategy is linked to the performance of a mutual fund, the fund’s management fees and other operating expenses, including transaction costs, will negatively impact Index Performance, particularly over the course of time, and will reduce a Strategy’s returns. See "Additional Index Information" for more information on the Indexes. Description of the Indexes Provided below is a description of each Index. You may obtain additional information about any Index, including information about its components/holdings, performance, and methodologies/strategies, and similar information about any ETFs or other indexes that underlie an Index, by contacting your financial professional or our Service Center. The Index Strategies are not investments in an Index. You do not acquire any ownership interest or any rights in any Index when you purchase the Contract or select an Index Strategy. See "Principal Risks" for the risks associated with each Index. American Funds® The Growth Fund of America®-Class F-3 (Ticker: GAFFX) Investment Objective The investment objective of the American Funds® The Growth Fund of America®-Class F-3 is to provide growth of capital. Principal Investment Strategies The American Funds® The Growth Fund of America®-Class F-3 invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund invests primarily in common stocks of large and mid-capitalization issuers. The fund may invest up to 25% of its assets outside the United States. The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers. The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. Investment Adviser Capital Research and Management Company (CRMC). CRMC is not affiliated with Nationwide. Calculation of Index Values Index Values for the American Funds® The Growth Fund of America®-Class F-3 will be reported to Nationwide by the fund’s investment adviser. Index Values will be calculated on a total return basis, reflecting the fund’s net asset value per share (Class F-3) and reinvestment of dividends and other distributions. Fees and Expenses The American Funds® The Growth Fund of America®-Class F-3 is subject to management fees and other operating expenses. Class F-3 shares are not subject to distribution and/or service (12b-1) fees. The total annual fund operating expenses for Class F-3 shares were 0.29% as of the prospectus dated November 1, 2025. The fund also pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, affect the fund’s investment results. During the fund’s fiscal year ended August 31, 2025, the fund’s portfolio turnover rate was 32% of the average value of its portfolio. The fees, expenses, and costs of the American Funds® The Growth Fund of America®-Class F-3 are not deducted from your Contract. However, if you select a Strategy linked to the American Funds® The Growth Fund of America®-Class F-3, the fund’s fees, expenses, and costs will negatively impact Index Values, particularly over the course of time, and will reduce the Strategy’s returns. Additional Information Additional information about the American Funds® The Growth Fund of America®-Class F-3 is available on the SEC’s website at www.sec.gov and copies of that information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the American Funds® The Growth Fund of America®-Class F-3 is 002-14728, Class Id. C000180003. Please note that such information is not prepared by Nationwide and is generally intended for shareholders. You will not be a shareholder or beneficial owner of the American Funds® The Growth Fund of America®-Class F-3 by investing in a Strategy linked to the American Funds® The Growth Fund of America®-Class F-3. Actual investment results as a shareholder or beneficial owner of the fund may differ. You may also request additional information about the American Funds® The Growth Fund of America®-Class F-3 from Nationwide or your financial professional. BlackRock Select Factor Index (Ticker: BSELFCTX) Summary The BlackRock Select Factor Index is designed to provide diversified, multi-asset exposure, while seeking to maintain a target volatility. The Index has dynamic exposure (as discussed further below) to up to eight ETFs that are actively traded on a U.S. stock exchange (NYSE Arca), including up to five ETFs that invest in equities ("Equity ETFs"), up to two ETFs that invest in fixed income instruments ("Fixed Income ETFs"), and up to one ETF against which the Index may take a short position ("Hedged ETF") in order to partially hedge its exposure to equity markets. The Index also has a cash constituent. Each Equity ETF tracked by the Index emphasizes one of the following equity strategies: •Value – Stocks with lower valuations based on fundamentals •Momentum – Stocks exhibiting strong recent price trends •Quality – Stocks with strong and stable balance sheets •Size – Stocks of relatively smaller, more nimble companies •Minimum Volatility – Stocks with lower levels of historical volatility Each Fixed Income ETF tracked by the Index primarily invests in U.S. Treasury obligations, one investing in short-term bonds and the other investing in long-term bonds. The Index is considered to be "dynamic" because the Index adjusts its market exposures in response to changing market conditions. All such adjustments are performed pursuant to a rules-based methodology. The Index adjusts its market exposures primarily by changing the target weightings of the ETFs that the Index tracks. In general, when markets are volatile, the Index reduces its exposure to the U.S. equity market (generally by reducing the target weightings of the Equity ETFs) and shifts its fixed income exposure from short-term bonds to long-term bonds (by changing the target weightings among the Fixed Income ETFs). Conversely, when markets are more favorable, the Index increases its exposure to the U.S. equity market (generally by increasing the target weightings of the Equity ETFs) and shifts its fixed income exposure from long-term bonds to short-term bonds (by changing the target weightings among the Fixed Income ETFs). Similarly, the Index may adjust the weighting of its short position on the Hedged ETF or the cash component in response to changing market conditions. The performance of the Index reflects the reinvestment of ETF dividends back into the Index after the close of trading on the ex-dividend date. Return generated from the Index’s exposure to cash is included in the return of the Index. Blackrock Index Services, LLC ("BIS") is the index provider for this Index. BIS is not affiliated with Nationwide. Underlying ETFs General BlackRock Fund Advisors ("BFA") serves as the investment adviser for each underlying ETF. Each ETF seeks to track the investment results of a particular market index. BFA uses a representative sampling indexing strategy to manage each ETF. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the applicable market index. BFA is not affiliated with either Nationwide or the index providers for the ETFs’ underlying indexes. Nor is Nationwide affiliated with any of the index providers for the ETFs’ underlying indexes. BFA and BIS are affiliates. Information about the Equity ETFs Provided below is a brief description of the five Equity ETFs. Each Equity ETF seeks to track the investment results of a variant index of the MSCI USA Index. MSCI Inc. is the index provider for the MSCI USA Index and the variant indexes. The MSCI USA Index is a weighted index that includes U.S. large- and mid- capitalization stocks, as defined by MSCI Inc. As of February 28, 2025, the MSCI USA Index had 589 component companies with a capitalization range (from largest to smallest) of approximately $3.7 trillion to $4.3 billion. The stocks included in each variant index are selected from the stocks included in the broader MSCI USA Index (except for the variant MSCI USA Low Size Index, which includes all the stocks from the MSCI USA Index, as discussed further below). •iShares MSCI USA Momentum Factor ETF: This ETF seeks to track the investment results of the MSCI USA Momentum SR Variant Index, a weighted index composed of stocks exhibiting relatively higher price momentum characteristics. In general, momentum stocks are stocks that exhibit strong recent price trends. The MSCI USA Momentum SR Variant Index selects stocks based on the stocks’ momentum scores. MSCI Inc. calculates momentum scores by analyzing the stocks’ excess returns and deviations in weekly returns over historical periods •iShares MSCI USA Quality Factor ETF: This ETF seeks to track the investment results of the MSCI USA Sector Neutral Quality Index, a weighted index composed of stocks with quality characteristics as identified through certain fundamental metrics. The MSCI USA Sector Neutral Quality Index selects stocks that exhibit certain higher quality characteristics (i.e., high return on equity, low earnings variability, and low leverage) relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. •iShares MSCI USA Size Factor ETF: This ETF seeks to track the investment results of the MSCI USA Low Size Index, a weighted index that emphasizes relatively smaller average market capitalizations within the capitalization range of the MSCI USA Index. The MSCI USA Low Size Index includes all stocks in the MSCI USA Index, and is therefore comprised of only large- and mid-capitalization stocks. However, the MSCI USA Low Size Index reweights the stocks such that the weightings of the companies on the lower end of the capitalization range are greater than the companies on the higher end of the capitalization range. •iShares MSCI USA Min Vol Factor ETF: This ETF seeks to track the investment results of the MSCI USA Minimum Volatility (USD) Index, a weighted index composed of stocks that, in the aggregate, have lower volatility characteristics relative to the U.S. large- and mid-cap equity market. The MSCI USA Minimum Volatility (USD) Index selects stocks using a rules-based methodology that is designed to construct a portfolio with the lowest absolute volatility. "Lowest absolute volatility" is measured by MSCI Inc. using a multi-factor risk model and an optimization tool that aims to determine the least volatile index composition based on the projected market risk of the securities in the MSCI USA Index and certain weighting constraints. Information about the Fixed Income ETFs Provided below is a brief description of the two Fixed Income ETFs. Each Fixed Income ETF seeks to track the investment results of an index that measures the performance of public obligations of the U.S. Treasury within a range of remaining maturities. The index provider for these indexes is ICE Data Indices, LLC or its affiliates. •iShares 1-3 Year Treasury Bond ETF: This ETF seeks to track the investment results of the ICE U.S. Treasury 1-3 Year Bond Index, which is composed of U.S. Treasury bonds with remaining maturities between one and three years •iShares 20+ Year Treasury Bond ETF: This ETF seeks to track the investment results of the ICE U.S. Treasury 20+ Year Bond Index, which is composed of U.S. Treasury bonds with remaining maturities greater than 20 years. Information about the Hedged ETF As discussed under "Volatility Control" immediately below, the Index may partially hedge its exposure to the U.S. equity market by taking a short position against the iShares Core S&P 500® ETF. This ETF seeks to track the investment results of the S&P 500® Index. Please see the description of the S&P 500® Index later in this section for information about that index. The Index creates this short position by assigning a negative weighting to the Hedged ETF within the Index’s equity allocation. In general, when the Hedged ETF is negatively weighted within the Index’s equity allocation: •The value of the Index’s equity position will be lower when the Hedged ETF performs positively, and •The value of the Index’s equity position will be higher when the Hedged ETF performs negatively. The impact on the value of the Index’s equity position will be proportionate to the Hedged ETF’s negative weighting. In the most defensive market state, the negative weighting is set to a target weight of -50%. In a neutral market state, the negative weighting is set to a target weight of -33.33%. In an aggressive market state, the negative weighting is set to a target weight of 0%. To the extent that the target weighting is less than 0%, this Index will not be fully participating in any equity market growth. Volatility Control The Index seeks to maintain a target annualized volatility of 5%. In accordance with its rules, the Index may manage volatility by dynamically adjusting the target weightings of (i) the Equity ETFs and Fixed Income ETFs, (ii) the cash component, and (iii) the short position against the Hedged ETF as discussed in this section. Depending on market conditions, the Index’s target weighting for its cash component may be greater than its target weightings for its other components. Weighting and Rebalancing On a monthly basis, as part of the Index’s dynamic adjustments, the Index computes the target weightings of the Equity ETFs based on its rule-based methodology reflecting factors such as (i) the current stage of the economic cycle (i.e., contraction, expansion, recovery, or slowdown), (ii) the extent to which an Equity ETF offers attractive value (based on market prices of underlying stocks) relative to underlying fundamentals (based on financial reporting metrics of constituent companies); and (iii) the extent to which daily adjusted returns demonstrate above-market price momentum. Any changes to the Equity ETFs’ target weightings are introduced in equal increments over a rebalancing period that generally extends for 10 business days. On a daily basis, the Index uses market signals derived from the high-yield bond market to compute the target weightings of the Fixed Income ETFs and the Index’s short position against the Hedged ETF. Changes to these target weightings are introduced in equal increments over a period that generally extends for 5 business days. The Index also uses these market signals to maintain the Index’s volatility control overlay on a daily basis. The resulting adjustments for the volatility control overlay are implemented with a one business day lag. Performance Drag The performance of the Index reflects the deduction of (i) a rate equal to the effective federal funds rate (i.e., a rate that banks pay when borrowing funds from each other); and (ii) an additional annualized rate of 0.50%. The effective federal funds rate deduction is applied at the Index level, while the additional 0.50% rate deduction is applied only to ETF positions having positive weight in the Index. As of February 2, 2026, the effective federal funds rate was 3.64%. The effective federal funds rate changes over time. This deduction negatively impacts the performance of the Index, and the performance of the Index would be higher if this deduction was not applied. In addition, the underlying ETFs are subject to management fees, other expenses, and transaction costs, which reduce the Index’s returns. Exclusive LicensingUse of the Index in connection with annuity contracts has been exclusively licensed to Nationwide. The exclusive licensing agreement automatically renews annually on or about May 1, unless terminated by the parties. If the exclusive licensing agreement is not renewed, the Index may become available through other investment vehicles or may be discontinued. New Index This Index has a more limited performance history, and less publicly available information, compared to more established market indexes. J.P. Morgan Mozaic IISM Index (Ticker: JMOZAIC2) Summary The J.P. Morgan Mozaic IISM Index provides exposure to the performance of futures contracts referencing a diversified group of equities, fixed income assets, and commodities. The Index generally includes nine components selected on a monthly basis from a defined universe of 15 potential components. The Index emphasizes high momentum (i.e., positive trends in the returns) when selecting and weighting its components. The Index also targets a level volatility. A futures contract is a financial instrument in which a party agrees to pay a fixed price for the delivery of an asset at a specified future date. The market value of a futures contract is affected by the price or value of the underlying asset referenced by the contract. In general, although the value of a futures contract may or may not track the price or value of the referenced asset, as the price or value of the referenced asset rises (or falls), the market value of the futures contract will generally rise (or fall). The Index, through its exposure to its potential constituents (which include indexes that track commodity futures), is currently exposed solely to futures contracts that are traded on regulated futures exchanges, but the Index may in the future be exposed to over-the-counter contracts traded through facilities that are subject to lesser degrees of regulation or no substantive regulation. Returns from investing in futures contracts are generally derived from three sources: (a) changes in the price of the relevant futures contracts (which is known as the "price return"); (b) any profit or loss realized when replacing the relevant futures contract as it reaches its expiration date with a similar futures contract that has a later expiration date (which is known as the "roll return,"); and (c) any interest earned on the cash deposited as collateral for the purchase of the relevant futures contracts (which is known as the "collateral return"). The Index, which is an "excess return index," measures the "price return" and "roll return" associated with an investment in uncollateralized future contracts. In contrast, a "total return" index would also measure the "collateral return" as well as the "price return" and "roll return." J.P. Morgan Securities plc ("JPMS plc") is the index provider. JPMS plc is not affiliated with Nationwide. Possible Index Components Described below are the Index’s possible equity, fixed income, and commodities components. •Equity Components. The possible equity components are futures contracts that provide exposure to the performance of equity indexes. There are six possible equity components, each represented by futures contracts referencing the: (1)S&P 500® Index (comprised of large-capitalization U.S. companies); (2)Nasdaq-100 Index® (comprised of large-capitalization non-financial U.S. and foreign companies traded on The Nasdaq Stock Market); (3)Russell 2000® Index (comprised of small-capitalization U.S. companies); (4)DAX® Index (comprised of large-capitalization companies traded on the Frankfurt Stock Exchange); (5)FTSE® 100 Index (comprised of large-capitalization companies traded on the London Stock Exchange); or (6)Tokyo Stock Price Index (TOPIX®) (comprised of large-capitalization companies traded on the Tokyo Stock Exchange). •Fixed Income Components. The possible fixed income components are futures contracts that provide exposure to the performance of U.S and foreign government bonds. There are six possible fixed income components, each represented by futures contracts referencing a particular group of bonds. The six referenced groups of bonds are: (1)Short-term U.S. Treasury notes (i.e., notes issued by the U.S. government); (2)Medium-term U.S. Treasury notes; (3)Long-term U.S. Treasury notes; (4)Euro Bunds (bonds issued by the German federal government); (5)Gilts (bonds issued by the U.K. government); and (6)JBGs bonds issued by the Japanese government). The Index’s exposure to fixed income components may be greater, perhaps significantly greater, than its exposure to equity or commodities components. If the Index has greater exposure to fixed income components, a change in the value of the Index’s fixed income futures contracts may have a greater impact on the Index’s return than a change in the value of the Index’s equity or commodities components. •Commodities Components. The possible commodities components are indexes that track the performance of futures contracts referencing commodities in the energy, industrial metal, and precious metal sectors. There are three possible commodities components. The three underlying indexes are: (1)Bloomberg Energy SubindexSM (comprised of futures referencing the commodities included in the relevant sector within the Bloomberg Commodity IndexSM); (2)Bloomberg Industrial Metals SubindexSM (comprised of futures referencing the commodities included in the relevant sector within the Bloomberg Commodity IndexSM); and (3)Bloomberg Precious Metals SubindexSM (comprised of futures referencing the commodities included in the relevant sector within the Bloomberg Commodity IndexSM). The index provider for these indexes is Bloomberg Index Services Limited. Bloomberg Index Services Limited is not affiliated with JPMS plc or Nationwide. Volatility Control The Index seeks to maintain a target annualized volatility of 4.2%. In general, when assigning a weight to a selected component as discussed under "Weighting and Rebalancing" below, if the recent volatility (calculated as the highest annualized volatility observed over 22, 65 and 130 day periods) of the selected component is greater than the target volatility, the component will be assigned a lesser weight within the Index. Conversely, if the recent volatility of a selected component is less than the target volatility, the component will be assigned a greater weight within the Index. During periods of high volatility, the total weight of the Index’s components may be lower than 100%. A total weight of less than 100% means that the Index is partially uninvested. The Index also includes an "exposure flattening" feature. If on any day the Index’s overall weekly return on a rolling basis is less than -3%, the Index progressively decreases its overall market exposure to 0% (i.e., completely uninvested). After five weekdays, the Index will restore its market exposures by progressively increasing its exposure to each component until that exposure has been fully restored, subject to the initiation of further exposure flattening. Leverage The Index may be subject to increased volatility due to the potential use of significant leverage. The Index may use leverage to increase return from its components or manage volatility in accordance with its rule-based methodology. When the Index uses leverage, the total weight of the Index components will be greater than 100%, up to a maximum of 300%. The Index’s individual fixed income components can be significantly leveraged, with maximum weights ranging from 45% up to 250%. By comparison, no individual equity or commodity component can represent more than 15% in total weight. In general, the Index is most likely to use leverage when recent volatility is lower than the target volatility. Weighting and Rebalancing The Index utilizes a rules-based methodology based on momentum and target volatility to select, weight, and rebalance its components. On a monthly basis, the Index selects for inclusion the nine components with the highest performance over the previous six-month period and then assigns weights to those components based on recent volatility and the Index’s target volatility, all subject to the Index’s rules-based constraints (such as weight caps on individual components and total weight). The composition of the Index is then implemented at the beginning of the following calendar month over a five-day rebalancing period, determined separately for each component. The Index may provide exposure to more or fewer than nine components while it is being rebalanced each month. Depending on recent volatility, it is possible that fewer than nine components could be selected for inclusion. Exclusive Licensing Use of the Index in connection with annuity contracts has been exclusively licensed to Nationwide. The exclusivity term under the licensing agreement will expire on December 31, 2025, unless terminated earlier by J.P. Morgan Securities LLC or extended by the parties. If the exclusive licensing agreement is not renewed, the Index may become available through other investment vehicles or may be discontinued. New Index This Index has a more limited performance history, and less publicly available information, compared to more established market indexes. MSCI EAFE Index (Ticker: MXEA) The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions and market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. As of February 27, 2026, the Index had a capitalization range (from largest to smallest) of approximately $565.24 billion to $2.16 billion. The Index is a price return index and does not include dividends declared by any of the companies in the Index. The index provider for this Index is MSCI Inc. MSCI Inc. is not affiliated with Nationwide. NYSE® Zebra Edge® Index (Ticker: ZEDGENY) General The NYSE® Zebra Edge® Index is an equally-weighted index that uses a rules-based, contrarian methodology. The Index selects stocks from the NYSE® U.S. Large Cap Equal Weight IndexTM, which is comprised of large-capitalization companies. As of March 1, 2025, the NYSE® U.S. Large Cap Equal Weight IndexTM had a capitalization range (from largest to smallest) of approximately $3.8 trillion to $10 billion. The Index favors "cool" stocks over "hot" stocks. Cool stocks are stocks that have experienced lower trading frequency over the last two years and lower volatility over the last three months and one year. Hot stocks are stocks that have experienced the highest trading frequency over the last two years and the highest volatility over the last three months and one year. The index provider for this Index is ICE Data Indices, LLC. ICE Data Indices, LLC is not affiliated with Nationwide. Construction The Index is reconstructed on a quarterly basis. From the universe of 500 stocks in the NYSE® U.S. Large Cap Equal Weight IndexTM, the Index removes the 150 most popular names and the 250 most long- and short-term volatile names. The remaining stocks are selected and weighted equally within the Index. The equity portion of this Index rebalances quarterly on the last day of trading in February, May, August, and November. Volatility Control To mitigate the effects of volatility on returns, the Index uses a risk control process. Rebalancing under the risk control process occurs daily. If recent volatility in the Index’s equity exposure exceeds 5%, the Index moves a portion of its equity allocation to U.S. Treasury futures. If recent volatility in the Index’s total exposure exceeds 5%, the Index moves a portion of its allocation to cash. If recent volatility is below 5%, the Index maintains equity exposure of at least 100%. Leverage The Index may be subject to increased volatility due to the potential use of significant leverage. Subject to the Index’s risk control process, when recent volatility is below 5%, the Index’s equity exposure may be increased beyond 100% up to a 150% maximum. SG Macro Compass Index (Ticker: SGMACRO) Summary The SG Macro Compass Index is a rules-based index tracking the performance of thirteen underlying indexes, providing exposure to a diversified group of equity, fixed income, and commodities futures. Eleven of the underlying indexes are composed of (or reference) equities, fixed income, or commodities futures contracts. The remaining two underlying indexes are composed of U.S. stocks. The Index also seeks to maintain a target volatility. The index provider for this Index and all of the underlying indexes is Société Générale or an affiliate thereof. Société Générale is not affiliated with Nationwide. Underlying Futures Indexes A futures contract is a financial instrument in which a party agrees to pay a fixed price for the delivery of an asset at a specified future date. The market value of a futures contract is affected by the price or value of the underlying asset referenced by the contract. In general, although the value of a futures contract may or may not track the price or value of the referenced asset, as the price or value of the referenced asset rises (or falls), the market value of the futures contract will generally rise (or fall). The Index is exposed solely to futures contracts that are traded on regulated futures exchanges. Returns from investing in futures contracts are generally derived from three sources: (a) changes in the price of the relevant futures contract (which is known as the "price return"); (b) any profit or loss realized when replacing the relevant futures contract as it reaches its expiration date with a similar futures contract that has a later expiration date (which is known as the "roll return"); and (c) any interest earned on the cash deposited as collateral for the purchase of the relevant futures contract (which is known as the "collateral return"). The underlying futures indexes are "excess return" indexes, meaning they measure the "price return" and "roll return" associated with an investment in uncollateralized future contracts, rather than a "total return" index which would also measure the "collateral return." Provided below is a brief description of the eleven underlying indexes composed of (or referencing) futures contracts. •Equity Futures Indexes – IND1CUE1, IND1CEE1, IND1CJE1: The three equity futures underlying indexes provide the SG Macro Compass Index with exposure to stock markets. Each underlying index gains exposure to stock market performance by including specific futures contracts that track certain U.S. and foreign stock market indexes. The underlying indexes’ futures contracts reference, respectively, the S&P 500® Index (comprised of large-capitalization U.S. companies), the DAX® Index (comprised of large-capitalization companies traded on the Frankfurt Stock Exchange), and the Nikkei 225® Index (comprised of large-capitalization companies traded on the Tokyo Stock Exchange). •Fixed Income Futures Indexes – IND1BJB, IND1BFV, IND1BTY, IND1BUS, IND1BOE, IND1CER1, IND1BUB: The seven fixed income futures underlying indexes provide the SG Macro Compass Index with exposure to the performance of groups of U.S. and foreign government bonds. Each underlying index gains exposure to these government bonds by including futures contracts that reference U.S. Treasury notes (5, 10, and 20 year notes issued by the U.S. government), Euro Bunds (5, 10, and 30 year bonds issued by the German federal government), and JGBs (10 year bonds issued by the Japanese government). •Commodities Futures Index – IND1CARC: The commodities futures underlying index exposes the SG Macro Compass Index to the performance of commodities. The underlying index gains exposure to these commodities by including futures contracts that reference natural gas, WTI crude, Brent crude oil, gasoline blendstock, heating oil, corn, soybean, soybean oil, soybean meal, cotton, coffee, sugar, live cattle, lean hogs, copper, aluminum, nickel, gas oil, and zinc. Underlying U.S. Stock Indexes The two underlying indexes composed of U.S. stocks further expose the SG Macro Compass Index to the U.S. stock market. Both underlying indexes employ rules-based methodologies to select and track stocks included in the S&P 500® Index. Please see the description of the S&P 500® Index later in this section for information about that index. Provided below is a brief description of the two underlying indexes composed of U.S. stocks. •SGI Low Vol 200 Index: The SGI Low Vol 200 Index selects on a monthly basis the 200 stocks that, subject to a liquidity threshold, have exhibited the lowest relative volatility over the previous year. It then weights those stocks inversely proportional to their volatility, with stocks exhibiting lower volatility receiving greater weighting. •SGI Equity Value US Index: The SGI Equity Value US Index selects on a quarterly basis an equally weighted basket of the 100 stocks that score the highest according to a value methodology. The index’s value methodology seeks to identify undervalued stocks by comparing stocks according to five fundamental ratios: book to price; earnings to price; one year forward earnings to price; earnings before interest, taxes, depreciation, and amortization (EBITDA) to enterprise value; and free cash flow to price. Volatility Control The Index seeks to maintain a target annualized volatility of approximately 5%. In accordance with its rules-based methodology, during periods of high volatility, the Index may reduce its exposure to any basket of underlying indexes, in which case the Index may be only partially invested. During periods of low volatility, the Index may increase its exposure to any basket of underlying indexes, in which case the Index may have an exposure greater than 100%. Leverage The Index may be subject to increased volatility due to the potential use of significant leverage. The Index may use leverage to manage volatility or increase returns in accordance with its rules-based methodology. When the Index uses leverage, the Index may increase its total exposure up to a maximum of 200%. Weighting and Rebalancing The underlying indexes have predetermined weights based on an algorithmic model that looks at real GDP growth and inflation expectations in order to identify a current market state, either "expansion," "contraction," or "neutral." A neutral or contraction market state will result in the underlying fixed income indexes being weighted significantly greater than the equity or commodities indexes. An expansion market state will result in the equity indexes being weighted significantly greater than the fixed income or commodities indexes. When the Index has greater exposure to a particular market, which is done by weighting the corresponding underlying indexes to a greater extent, fluctuations in that market will have a greater impact on the Index’s return than fluctuations in the other markets. On a quarterly basis, the Index identifies the current market state and rebalances the weights of the underlying fixed income and equity indexes accordingly. The commodities-based underlying index has a constant weighting regardless of the market state. Performance Drag The performance of the Index reflects the deduction of transaction and replication costs from the returns of the underlying indexes. The transaction and replication costs, deducted as an annualized percentage on a daily basis, are fixed for each underlying index and range from 0.22% to 0.69%. The "transaction costs" represent an estimate of the costs that would be incurred to buy and sell the index components each time the Index rebalances due to changes in weightings of the Index components. The "replication costs" represent an estimate of the financing costs that would be incurred in holding an investment in the index components. The deduction of these costs occurs at the Index level (i.e., the return on the Index is reduced based on the applicable transaction and replication costs). One underlying index also includes replication costs which serve to reduce its return. These deductions reduce the Index’s performance and cause the Index to underperform a direct investment in the investments composing the Index.New Index This Index has a more limited performance history, and less publicly available information, compared to more established market indexes. S&P 500® Average Daily Risk Control 10% USD Price Return Index (Ticker: SPXAV10P) The S&P 500® Average Daily Risk Control 10% USD Price Return Index seeks to limit the volatility of the S&P 500® Index to a target level of 10%. This Index has exposure to two components: its underlying index (the S&P 500® Index) and a cash component. Please see "S&P 500® Index" below for a description of the underlying index. The Index is dynamically adjusted based on its target volatility. The Index is considered to be "dynamically adjusted" because the Index adjusts its market exposures in response to changing market conditions. The Index assesses market conditions on a daily basis and adjusts its weightings based on its methodology. Generally, if volatility increases, the Index moves weight out of the underlying index and into cash. Conversely, if volatility decreases, the Index moves more weight into the underlying index and weights less in cash. This Index is a price return index and does not include dividends declared by any of the companies in the underlying index as part of its return. Return is generated within the Index by the cash component when equity exposure is less than 100%. The index provider for this Index is S&P Dow Jones Indices LLC ("SPDJI"). SPDJI is not affiliated with Nationwide. S&P 500® Index (Ticker: SPX) The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. This Index is a price return index and does not include dividends declared by any of the companies in this Index. The index provider for this Index is S&P Dow Jones Indices LLC ("SPDJI"). SPDJI is not affiliated with Nationwide. Strategy Term Each Index Strategy has a Strategy Term which is the total maturity time of the Index Strategy, expressed in years. The Contract currently offers Index Strategies with Strategy Terms of 1 and 3 years. A Strategy Term begins on the date Contract Value is allocated to the Index Strategy and ends on the Strategy Term End Date, which will always be a Contract Anniversary. The Strategy Term for an Index Strategy will not change for as long as that Index Strategy is offered. Strategy Terms for newly-created Index Strategies that are made available for investment after the Date of Issue will be no shorter than 1 year and will be no longer than 6 years. Amounts must remain in an Index Strategy until the end of a Strategy Term to be credited using the Term End ISE Percentage. Partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), a full surrender (including free look surrenders in certain states), transfers under the Performance Lock feature, Annuitization and Death Benefit payments when calculated before the end of a Strategy Term are calculated using the Daily ISE Percentage, which may be negative. A withdrawal from an Index Strategy during a Strategy Term may be subject to CDSC, a negative MVA, tax, and tax penalties. See "Withdrawals." Because you are not permitted to transfer Contract Value during a Strategy Term, except under the Performance Lock feature, you should understand that a Strategy with a longer Strategy Term provides less flexibility to allocate your Contract Value than a Strategy with a shorter Strategy Term. This means if you invest in Strategies with longer Strategy Terms, you will have fewer opportunities to transfer Contract Value among the Strategies.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Bar Chart Legend [Text Block]	Historical Index Returns The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index returns after applying a hypothetical 50% Participation Rate, a hypothetical 0% Strategy Spread, and a hypothetical 90% Protection Level. The charts illustrate the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance. The performance below is NOT the performance of any Index Strategy. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Index Strategies, and does not reflect Contract fees and charges, including the CDSC, a negative MVA or a negative Daily ISE Percentage, which reduce performance.
Index-Linked Option Details, Index Return [Table Text Block]
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]	The Contract currently offers Index Strategies with the following Indexes: Market Indices •BlackRock Select Factor Index •J.P. Morgan Mozaic IISM Index •MSCI EAFE Index* •NYSE® Zebra Edge® Index •SG Macro Compass Index •S&P 500® Average Daily Risk Control 10% USD Price Return Index* •S&P 500® Index* Mutual Funds** •American Funds® The Growth Fund of America®-Class F-3***
Index-Linked Option Details, Index Additional Information [Text Block]	Description of the Indexes Provided below is a description of each Index. You may obtain additional information about any Index, including information about its components/holdings, performance, and methodologies/strategies, and similar information about any ETFs or other indexes that underlie an Index, by contacting your financial professional or our Service Center. The Index Strategies are not investments in an Index. You do not acquire any ownership interest or any rights in any Index when you purchase the Contract or select an Index Strategy. See "Principal Risks" for the risks associated with each Index.
Index-Linked Option Details, Index Substitution [Text Block]	Index Substitution During a Strategy Term The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term. However, Nationwide reserves the right to substitute the Index during a Strategy Term at any time, in limited circumstances. Subject to any applicable regulatory approval, Nationwide may substitute the Index if any of the following events occur: (a) the Index is discontinued, (b) there is a substantial change to the calculation of the Index, (c) Index Values are unavailable, (d) Nationwide’s permission or license to use an Index is revoked, (e) Nationwide is unable to hedge risks associated with the Index, or for any other reason approved by a regulator with jurisdiction over the operation of the Contract. If Nationwide substitutes an Index, the new Index will be similar in composition to the old Index. Nationwide will seek to notify the Contract Owner at least 30 days prior to substituting an Index for any Index Strategy in which the Contract Owner is invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of Nationwide’s control, Nationwide will provide notice of the substitution as soon as practicable. If Nationwide substitutes an Index during a Strategy Term, the performance of the Index for the Index Strategy will be equal to the result of compounding the performance of the old index prior to the substitution date and the performance of the new index after the substitution date. This is equal to (1+A) x (1+B) -1 where: •A is equal to the percentage change in the value of the old Index between the first day of the Strategy Term (or the first day during the Strategy Term on which the old Index was used, whichever is later) and the value of the Index on the date of substitution; and •B is equal to the percentage change in the value of the new Index between the date of substitution and the relevant later date in the Strategy Term. For example, assume that Nationwide substitutes the Index for an Index Strategy on a date during the Strategy Term. Also assume that the performance of the Index for the old Index between the first day of the Strategy Term and the substitution date was 10%, and that the performance of the Index for the new Index between the substitution date and the Strategy Term End Date was 5%. In this scenario, the Index Performance between the first day of the Strategy Term and the Strategy Term End Date would be 15.5%, i.e. (1+10%) x (1 + 5%) -1.
Index-Linked Option Details, Index Substitution Circumstances [Text Block]	The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term. However, Nationwide reserves the right to substitute the Index during a Strategy Term at any time, in limited circumstances. Subject to any applicable regulatory approval, Nationwide may substitute the Index if any of the following events occur: (a) the Index is discontinued, (b) there is a substantial change to the calculation of the Index, (c) Index Values are unavailable, (d) Nationwide’s permission or license to use an Index is revoked, (e) Nationwide is unable to hedge risks associated with the Index, or for any other reason approved by a regulator with jurisdiction over the operation of the Contract.
Index-Linked Option Details, Index Substitution Selection [Text Block]	If Nationwide substitutes an Index, the new Index will be similar in composition to the old Index.
Index-Linked Option Details, Index Substitution Notification [Text Block]	Nationwide will seek to notify the Contract Owner at least 30 days prior to substituting an Index for any Index Strategy in which the Contract Owner is invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of Nationwide’s control, Nationwide will provide notice of the substitution as soon as practicable.
Index-Linked Option Details, Index Substitution Calculation [Text Block]	If Nationwide substitutes an Index during a Strategy Term, the performance of the Index for the Index Strategy will be equal to the result of compounding the performance of the old index prior to the substitution date and the performance of the new index after the substitution date. This is equal to (1+A) x (1+B) -1 where: •A is equal to the percentage change in the value of the old Index between the first day of the Strategy Term (or the first day during the Strategy Term on which the old Index was used, whichever is later) and the value of the Index on the date of substitution; and •B is equal to the percentage change in the value of the new Index between the date of substitution and the relevant later date in the Strategy Term. For example, assume that Nationwide substitutes the Index for an Index Strategy on a date during the Strategy Term. Also assume that the performance of the Index for the old Index between the first day of the Strategy Term and the substitution date was 10%, and that the performance of the Index for the new Index between the substitution date and the Strategy Term End Date was 5%. In this scenario, the Index Performance between the first day of the Strategy Term and the Strategy Term End Date would be 15.5%, i.e. (1+10%) x (1 + 5%) -1.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Default Reallocation [Text Block]	Unavailable Index Values If an Index Value is not provided to Nationwide by an Index provider or is otherwise unavailable on a Business Day, the Index Value will be the most recent Index Value provided to us on a previous Business Day. If an Index provider later publishes an Index Value for a Business Day when the Index Value was not provided to Nationwide or was otherwise not available Nationwide will recalculate the impacted transactions and Contract Values according to the Index Value provided to Nationwide by the Index provider. This recalculation could result in changes to transactions, Index Values, and Contract Values that occurred when an Index Value was not published by an Index provider.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following table summarizes information about the benefits available under the Contract. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see "Appendix G: Financial Intermediary Variations"). Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (when Annuitant and Co-Annuitant, if applicable, are 75 or younger at application)	Upon death of Annuitant prior to Annuitization, Death benefit equal to the greater of Contract Value or Purchase Payment reduced by withdrawals	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Standard Death Benefit (when Annuitant or Co- Annuitant, if applicable, is 76 or older at application)	Upon death of Annuitant prior to Annuitization, Death benefit equal to Contract Value	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefits
Spousal Protection Feature	Second death benefit	None
● Not applicable to Charitable Remainder Trusts
● One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
● For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be names as the Contract Owner
● Only available to the Contract Owner’s spouse
● Spouses must be Co-Annuitants
● Both spouses must be 85 or younger at application
● Spouses must be named as beneficiaries
● No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
● Benefit is forfeited if certain changes to the parties
or assignments are made

Systematic Withdrawals (see "Systematic Withdrawals" )	Automatic withdrawals of Contract Value on a periodic basis	None
● Withdrawals must be at least $100 each
● Will be taken proportionally from the Strategies in
which the Contract Owner is allocated based on the
Contract Value
● May be subject to a negative Daily ISE Percentage
calculation when taken during a Strategy Term
● May be subject to a CDSC, MVA, tax, and tax
penalties

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Performance Lock	"Locks-in" the performance of an Index Strategy by transferring the Index Strategy Value to the Fixed Strategy	None
● A Performance Lock can only be exercised when
an Index Strategy’s Index Strategy Value exceeds
its Index Strategy Basis multiplied by its Protection
Level
● Once a Performance Lock is exercised it is
irrevocable
● For each Index Strategy, the Performance Lock
feature may be exercised only once during a
Strategy Term
● Only the full Index Strategy Value can be locked-in
(no partial lock-ins)

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (when Annuitant and Co-Annuitant, if applicable, are 75 or younger at application)	Upon death of Annuitant prior to Annuitization, Death benefit equal to the greater of Contract Value or Purchase Payment reduced by withdrawals	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefit
Standard Death Benefit (when Annuitant or Co- Annuitant, if applicable, is 76 or older at application)	Upon death of Annuitant prior to Annuitization, Death benefit equal to Contract Value	None	● Nationwide may limit purchase payments to $1,000,000 ● Certain ownership changes and assignments could reduce the death benefits
Spousal Protection Feature	Second death benefit	None
● Not applicable to Charitable Remainder Trusts
● One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
● For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be names as the Contract Owner
● Only available to the Contract Owner’s spouse
● Spouses must be Co-Annuitants
● Both spouses must be 85 or younger at application
● Spouses must be named as beneficiaries
● No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
● Benefit is forfeited if certain changes to the parties
or assignments are made

Systematic Withdrawals (see "Systematic Withdrawals" )	Automatic withdrawals of Contract Value on a periodic basis	None
● Withdrawals must be at least $100 each
● Will be taken proportionally from the Strategies in
which the Contract Owner is allocated based on the
Contract Value
● May be subject to a negative Daily ISE Percentage
calculation when taken during a Strategy Term
● May be subject to a CDSC, MVA, tax, and tax
penalties

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Performance Lock	"Locks-in" the performance of an Index Strategy by transferring the Index Strategy Value to the Fixed Strategy	None
● A Performance Lock can only be exercised when
an Index Strategy’s Index Strategy Value exceeds
its Index Strategy Basis multiplied by its Protection
Level
● Once a Performance Lock is exercised it is
irrevocable
● For each Index Strategy, the Performance Lock
feature may be exercised only once during a
Strategy Term
● Only the full Index Strategy Value can be locked-in
(no partial lock-ins)

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Investment Options Available Under the Contract Index Strategies The following is a list of Index Strategies currently available under the Contract. Nationwide may change the features of the Index Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Index- Strategies, and terminate existing Index Strategies. Nationwide will provide the Contract Owner with written notice before making any changes other than changes to current limits on Index gains. See "Index Strategies." Information about current limits on Index gains is available at https://www.nationwide.com/campaigns/defined-protection-2-current-rates. The availability of certain Strategies may vary depending on the broker-dealer through which the Contract is sold (see "Appendix G: Financial Intermediary Variations"). Note: If amounts are removed from an Index Strategy before the end of its Strategy Term, Nationwide will apply the Daily ISE Percentage calculation. This may result in a significant reduction in your Contract Value. See "Daily Index Strategy Earnings Parentage (Daily ISE Percentage)."
Index	Type of Index	Strategy Term	Current Protection Level (during Strategy Term)	Minimum Limit on Participation Rate (for the life of the Index Strategy)	Maximum Limit on Strategy Spread (for the life of the Index Strategy)[5]
American Funds® The Growth Fund of America®-Class F-3[1,2]	Mutual Fund	1 Year	100%	5%	9%
American Funds® The Growth Fund of America®-Class F-3[1,2]	Mutual Fund	1 Year	95%	5%	9%
American Funds® The Growth Fund of America®-Class F-3[1,2]	Mutual Fund	1 Year	90%	5%	9%
American Funds® The Growth Fund of America®-Class F-31,2,	Mutual Fund	3 Year	100%	5%	9%
American Funds® The Growth Fund of America®-Class F-3[1,2]	Mutual Fund	3 Year	95%	5%	9%
American Funds® The Growth Fund of America®-Class F-3[1,2]	Mutual Fund	3 Year	90%	5%	9%
BlackRock Select Factor Index[3]	Market Index	1 Year	100%	5%	9%
BlackRock Select Factor Index[3]	Market Index	1 Year	95%	5%	9%
BlackRock Select Factor Index[3]	Market Index	1 Year	90%	5%	9%
BlackRock Select Factor Index[3]	Market Index	3 Year	100%	5%	9%
BlackRock Select Factor Index[3]	Market Index	3 Year	95%	5%	9%
BlackRock Select Factor Index[3]	Market Index	3 Year	90%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	1 Year	100%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	1 Year	95%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	1 Year	90%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	3 Year	100%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	3 Year	95%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	3 Year	90%	5%	9%
MSCI EAFE Index[4]	Market Index	1 Year	100%	5%	9%
MSCI EAFE Index[4]	Market Index	1 Year	95%	5%	9%
MSCI EAFE Index[4]	Market Index	1 Year	90%	5%	9%
MSCI EAFE Index[4]	Market Index	3 Year	100%	5%	9%
MSCI EAFE Index[4]	Market Index	3 Year	95%	5%	9%
MSCI EAFE Index[4]	Market Index	3 Year	90%	5%	9%
NYSE® Zebra Edge® Index	Market Index	1 Year	100%	5%	9%
NYSE® Zebra Edge® Index	Market Index	1 Year	95%	5%	9%
NYSE® Zebra Edge® Index	Market Index	1 Year	90%	5%	9%
NYSE® Zebra Edge® Index	Market Index	3 Year	100%	5%	9%
NYSE® Zebra Edge® Index	Market Index	3 Year	95%	5%	9%
NYSE® Zebra Edge® Index	Market Index	3 Year	90%	5%	9%
SG Macro Compass Index[3]	Market Index	1 Year	100%	5%	9%
SG Macro Compass Index[3]	Market Index	1 Year	95%	5%	9%
SG Macro Compass Index[3]	Market Index	1 Year	90%	5%	9%
SG Macro Compass Index[3]	Market Index	3 Year	100%	5%	9%
SG Macro Compass Index[3]	Market Index	3 Year	95%	5%	9%
SG Macro Compass Index[3]	Market Index	3 Year	90%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	1 Year	100%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	1 Year	95%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	1 Year	90%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	3 Year	100%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	3 Year	95%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	3 Year	90%	5%	9%
S&P 500®[4]	Market Index	1 Year	100%	5%	9%
S&P 500®[4]	Market Index	1 Year	95%	5%	9%
S&P 500®[4]	Market Index	1 Year	90%	5%	9%
S&P 500®[4]	Market Index	3 Year	100%	5%	9%
S&P 500®[4]	Market Index	3 Year	95%	5%	9%
S&P 500®[4]	Market Index	3 Year	90%	5%	9%
1 A mutual fund serves as the Index. If you select a mutual fund-linked Index Strategy for investment, you are not purchasing shares of a fund and you are not a shareholder or beneficial owner in the fund; you will not have any rights that would otherwise be attributed to shareholders or beneficial owners of a mutual fund. Actual investment results as a shareholder or beneficial owner of the fund may differ. Note: The Contract is not a variable annuity under the federal securities laws. [2] The Index Value reflects the mutual fund’s total return. [3] The Index deducts fees and costs when calculating the Index Value, which will decrease the Index Performance. [4] This Index is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will cause the Index to underperform in comparison to a direct investment in a total return index. [5] The maximum Strategy Spread is the initial Strategy Spread when it was first made available to that Contract plus 2%. The maximum Strategy Spread guaranteed for the life of the Contract for any Index Strategy is 9%. The minimum Protection Level guaranteed for the life of the Contract for any Index Strategy is 75%. The minimum Participation Rate guaranteed for the life of the Contract for any Index Strategy is 5%. The maximum Strategy Spread guaranteed for the life of the Contract for any Index Strategy is 9%. Fixed Strategy The following is the Fixed Strategy currently available under the Contract. Nationwide will provide you with written notice before doing so. See "Fixed Strategy." Note: If amounts are withdrawn from the Fixed Strategy before the end of a Strategy Term, Nationwide may apply a CDSC and MVA, which may be negative. This may result in a significant reduction in your Contract Value. See "Contingent Deferred Sales Charge (CDSC)" and "Market Value Adjustment (MVA)."
Name	Strategy Term	Minimum Guaranteed Fixed Strategy Rate
Fixed Strategy	1 Year	0.25%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The following is a list of Index Strategies currently available under the Contract. Nationwide may change the features of the Index Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Index- Strategies, and terminate existing Index Strategies. Nationwide will provide the Contract Owner with written notice before making any changes other than changes to current limits on Index gains. See "Index Strategies." Information about current limits on Index gains is available at https://www.nationwide.com/campaigns/defined-protection-2-current-rates. The availability of certain Strategies may vary depending on the broker-dealer through which the Contract is sold (see "Appendix G: Financial Intermediary Variations"). Note: If amounts are removed from an Index Strategy before the end of its Strategy Term, Nationwide will apply the Daily ISE Percentage calculation. This may result in a significant reduction in your Contract Value. See "Daily Index Strategy Earnings Parentage (Daily ISE Percentage)."
Index-Linked Options Available [Table Text Block]
Index	Type of Index	Strategy Term	Current Protection Level (during Strategy Term)	Minimum Limit on Participation Rate (for the life of the Index Strategy)	Maximum Limit on Strategy Spread (for the life of the Index Strategy)[5]
American Funds® The Growth Fund of America®-Class F-3[1,2]	Mutual Fund	1 Year	100%	5%	9%
American Funds® The Growth Fund of America®-Class F-3[1,2]	Mutual Fund	1 Year	95%	5%	9%
American Funds® The Growth Fund of America®-Class F-3[1,2]	Mutual Fund	1 Year	90%	5%	9%
American Funds® The Growth Fund of America®-Class F-31,2,	Mutual Fund	3 Year	100%	5%	9%
American Funds® The Growth Fund of America®-Class F-3[1,2]	Mutual Fund	3 Year	95%	5%	9%
American Funds® The Growth Fund of America®-Class F-3[1,2]	Mutual Fund	3 Year	90%	5%	9%
BlackRock Select Factor Index[3]	Market Index	1 Year	100%	5%	9%
BlackRock Select Factor Index[3]	Market Index	1 Year	95%	5%	9%
BlackRock Select Factor Index[3]	Market Index	1 Year	90%	5%	9%
BlackRock Select Factor Index[3]	Market Index	3 Year	100%	5%	9%
BlackRock Select Factor Index[3]	Market Index	3 Year	95%	5%	9%
BlackRock Select Factor Index[3]	Market Index	3 Year	90%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	1 Year	100%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	1 Year	95%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	1 Year	90%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	3 Year	100%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	3 Year	95%	5%	9%
J.P. Morgan Mozaic IISM Index	Market Index	3 Year	90%	5%	9%
MSCI EAFE Index[4]	Market Index	1 Year	100%	5%	9%
MSCI EAFE Index[4]	Market Index	1 Year	95%	5%	9%
MSCI EAFE Index[4]	Market Index	1 Year	90%	5%	9%
MSCI EAFE Index[4]	Market Index	3 Year	100%	5%	9%
MSCI EAFE Index[4]	Market Index	3 Year	95%	5%	9%
MSCI EAFE Index[4]	Market Index	3 Year	90%	5%	9%
NYSE® Zebra Edge® Index	Market Index	1 Year	100%	5%	9%
NYSE® Zebra Edge® Index	Market Index	1 Year	95%	5%	9%
NYSE® Zebra Edge® Index	Market Index	1 Year	90%	5%	9%
NYSE® Zebra Edge® Index	Market Index	3 Year	100%	5%	9%
NYSE® Zebra Edge® Index	Market Index	3 Year	95%	5%	9%
NYSE® Zebra Edge® Index	Market Index	3 Year	90%	5%	9%
SG Macro Compass Index[3]	Market Index	1 Year	100%	5%	9%
SG Macro Compass Index[3]	Market Index	1 Year	95%	5%	9%
SG Macro Compass Index[3]	Market Index	1 Year	90%	5%	9%
SG Macro Compass Index[3]	Market Index	3 Year	100%	5%	9%
SG Macro Compass Index[3]	Market Index	3 Year	95%	5%	9%
SG Macro Compass Index[3]	Market Index	3 Year	90%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	1 Year	100%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	1 Year	95%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	1 Year	90%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	3 Year	100%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	3 Year	95%	5%	9%
S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]	Market Index	3 Year	90%	5%	9%
S&P 500®[4]	Market Index	1 Year	100%	5%	9%
S&P 500®[4]	Market Index	1 Year	95%	5%	9%
S&P 500®[4]	Market Index	1 Year	90%	5%	9%
S&P 500®[4]	Market Index	3 Year	100%	5%	9%
S&P 500®[4]	Market Index	3 Year	95%	5%	9%
S&P 500®[4]	Market Index	3 Year	90%	5%	9%

Index-Linked Option Available, Price Return Index Underperforms [Text Block]	This Index is a "price return index," not a "total return index," and therefore does not reflect dividends paid on the securities composing the Index. This will cause the Index to underperform in comparison to a direct investment in a total return index.
Index-Linked Option Available, Price Return Index Deducts Costs [Text Block]	The Index deducts fees and costs when calculating the Index Value, which will decrease the Index Performance.
Index-Linked Option Available, Limiting Index Losses is not Guaranteed to be Offered [Text Block]	The maximum Strategy Spread is the initial Strategy Spread when it was first made available to that Contract plus 2%. The maximum Strategy Spread guaranteed for the life of the Contract for any Index Strategy is 9%.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is the Fixed Strategy currently available under the Contract. Nationwide will provide you with written notice before doing so. See "Fixed Strategy." Note: If amounts are withdrawn from the Fixed Strategy before the end of a Strategy Term, Nationwide may apply a CDSC and MVA, which may be negative. This may result in a significant reduction in your Contract Value. See "Contingent Deferred Sales Charge (CDSC)" and "Market Value Adjustment (MVA)."
Fixed Options Available [Table Text Block]
Name	Strategy Term	Minimum Guaranteed Fixed Strategy Rate
Fixed Strategy	1 Year	0.25%

Item 26(c). Changes in, and Disagreements with, Accountants [Line Items]
Changes in, and Disagreements with, Accountants [Text Block]	None.
Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]	Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment(a)
Name of Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract Value redeemed during the prior calendar year	Combination Contract (Yes/No)
Nationwide Defined Protection Annuity 2.0	4,880	$1,022,785,180.53	2,874	$623,839,275.11	$22,566,548.70	No
	(b)See Item 27(r) above.
Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Nationwide Defined ProtectionAnnuity 2.0
Non-variable Annuities, Number Outstanding	4,880
Non-variable Annuities, Total Value	$ 1,022,785,180.53
Non-variable Annuities, Number Sold	2,874
Non-variable Annuities, Gross Premiums	$ 623,839,275.11
Non-variable Annuities, Value Redeemed	$ 22,566,548.70
Non-variable Annuities [Text Block]	New Business Rates for Contracts Issued in 2025Strategy Spreads and Participation Rates
Index	Strategy Spread	Protection	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
American Funds® The Growth Fund of America®-Class F-3	0.00%	90%	1					50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
American Funds® The Growth Fund of America®-Class F-3	0.00%	90%	3					50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
American Funds® The Growth Fund of America®-Class F-3	0.00%	95%	1					40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
American Funds® The Growth Fund of America®-Class F-3	0.00%	95%	3					45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
American Funds® The Growth Fund of America®-Class F-3	0.00%	100%	1					30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
American Funds® The Growth Fund of America®-Class F-3	0.00%	100%	3					40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	90%	1					65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	90%	3					65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	95%	1					55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	95%	3					60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	100%	1					40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	100%	3					50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
BlackRock Select Factor Index	0.00%	90%	1	265.00%	265.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%
Index	Strategy Spread	Protection	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
BlackRock Select Factor Index	0.00%	90%	3	275.00%	280.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%
BlackRock Select Factor Index	0.00%	95%	1	200.00%	200.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%
BlackRock Select Factor Index	0.00%	95%	3	235.00%	240.00%	235.00%	235.00%	235.00%	235.00%	235.00%	235.00%	235.00%	235.00%	235.00%	235.00%
BlackRock Select Factor Index	0.00%	100%	1	115.00%	115.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
BlackRock Select Factor Index	0.00%	100%	3	175.00%	180.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%
BlackRock Select Factor Index	1.00%	90%	1	300.00%	300.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%
BlackRock Select Factor Index	1.00%	90%	3	310.00%	320.00%	315.00%	315.00%	315.00%	315.00%	315.00%	315.00%	315.00%	315.00%	315.00%	315.00%
BlackRock Select Factor Index	1.00%	95%	1	225.00%	225.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%
BlackRock Select Factor Index	1.00%	95%	3	265.00%	270.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%
BlackRock Select Factor Index	1.00%	100%	1	135.00%	135.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%
BlackRock Select Factor Index	1.00%	100%	3	200.00%	205.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%
J.P. Morgan Mozaic IISM Index	0.00%	90%	1	300.00%	300.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%
J.P. Morgan Mozaic IISM Index	0.00%	90%	3	300.00%	310.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%
J.P. Morgan Mozaic IISM Index	0.00%	95%	1	225.00%	225.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%
J.P. Morgan Mozaic IISM Index	0.00%	95%	3	250.00%	260.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%
J.P. Morgan Mozaic IISM Index	0.00%	100%	1	130.00%	130.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
J.P. Morgan Mozaic IISM Index	0.00%	100%	3	185.00%	195.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%
J.P. Morgan Mozaic IISM Index	1.00%	90%	1	335.00%	335.00%	330.00%	330.00%	330.00%	330.00%	330.00%	330.00%	330.00%	330.00%	330.00%	330.00%
J.P. Morgan Mozaic IISM Index	1.00%	90%	3	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%
Index	Strategy Spread	Protection	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
J.P. Morgan Mozaic IISM Index	1.00%	95%	1	250.00%	250.00%	245.00%	245.00%	245.00%	245.00%	245.00%	245.00%	245.00%	245.00%	245.00%	245.00%
J.P. Morgan Mozaic IISM Index	1.00%	95%	3	285.00%	295.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%
J.P. Morgan Mozaic IISM Index	1.00%	100%	1	150.00%	150.00%	145.00%	145.00%	145.00%	145.00%	145.00%	145.00%	145.00%	145.00%	145.00%	145.00%
J.P. Morgan Mozaic IISM Index	1.00%	100%	3	210.00%	220.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%
MSCI EAFE Index	0.00%	90%	1	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
MSCI EAFE Index	0.00%	90%	3	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
MSCI EAFE Index	0.00%	95%	1	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
MSCI EAFE Index	0.00%	95%	3	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
MSCI EAFE Index	0.00%	100%	1	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
MSCI EAFE Index	0.00%	100%	3	70.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
MSCI EAFE Index	1.50%	90%	1	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
MSCI EAFE Index	1.50%	90%	3	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
MSCI EAFE Index	1.50%	95%	1	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
MSCI EAFE Index	1.50%	95%	3	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
MSCI EAFE Index	1.50%	100%	1	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
MSCI EAFE Index	1.50%	100%	3	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
NYSE® Zebra Edge® Index	0.00%	90%	1	270.00%	270.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%
NYSE® Zebra Edge® Index	0.00%	90%	3	255.00%	260.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%
NYSE® Zebra Edge® Index	0.00%	95%	1	200.00%	200.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%
NYSE® Zebra Edge® Index	0.00%	95%	3	220.00%	225.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%
NYSE® Zebra Edge® Index	0.00%	100%	1	120.00%	120.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
NYSE® Zebra Edge® Index	0.00%	100%	3	165.00%	170.00%	165.00%	165.00%	165.00%	165.00%	165.00%	165.00%	165.00%	165.00%	165.00%	165.00%
NYSE® Zebra Edge® Index	1.00%	90%	1	300.00%	300.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%
NYSE® Zebra Edge® Index	1.00%	90%	3	290.00%	300.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%
Index	Strategy Spread	Protection	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
NYSE® Zebra Edge® Index	1.00%	95%	1	230.00%	230.00%	225.00%	225.00%	225.00%	225.00%	225.00%	225.00%	225.00%	225.00%	225.00%	225.00%
NYSE® Zebra Edge® Index	1.00%	95%	3	250.00%	255.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%
NYSE® Zebra Edge® Index	1.00%	100%	1	140.00%	140.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%
NYSE® Zebra Edge® Index	1.00%	100%	3	190.00%	195.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%
S&P 500®	0.00%	90%	1	60.00%	65.00%	65.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
S&P 500®	0.00%	90%	3	70.00%	70.00%	65.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
S&P 500®	0.00%	95%	1	50.00%	55.00%	55.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
S&P 500®	0.00%	95%	3	65.00%	65.00%	60.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%
S&P 500®	0.00%	100%	1	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
S&P 500®	0.00%	100%	3	50.00%	55.00%	50.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
S&P 500®	1.50%	90%	1	80.00%	80.00%	80.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
S&P 500®	1.50%	90%	3	90.00%	90.00%	85.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
S&P 500®	1.50%	95%	1	65.00%	70.00%	70.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
S&P 500®	1.50%	95%	3	80.00%	80.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
S&P 500®	1.50%	100%	1	50.00%	55.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
S&P 500®	1.50%	100%	3	65.00%	70.00%	65.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	90%	1	80.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	90%	3	85.00%	85.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	95%	1	65.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	95%	3	80.00%	80.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%
Index	Strategy Spread	Protection	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	100%	1	45.00%	50.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	100%	3	65.00%	65.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	90%	1	95.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	90%	3	105.00%	105.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	95%	1	80.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	95%	3	95.00%	95.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	100%	1	55.00%	60.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	100%	3	75.00%	75.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
SG Macro Compass Index	0.00%	90%	1	295.00%	295.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%
SG Macro Compass Index	0.00%	90%	3	310.00%	315.00%	310.00%	310.00%	310.00%	310.00%	310.00%	310.00%	310.00%	310.00%	310.00%	310.00%
SG Macro Compass Index	0.00%	95%	1	220.00%	220.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%
SG Macro Compass Index	0.00%	95%	3	260.00%	265.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%
SG Macro Compass Index	0.00%	100%	1	120.00%	120.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%
Index	Strategy Spread	Protection	Term	1/1/2025	2/1/2025	3/1/2025	4/1/2025	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
SG Macro Compass Index	0.00%	100%	3	185.00%	190.00%	185.00%	185.00%	185.00%	185.00%	185.00%	185.00%	185.00%	185.00%	185.00%	185.00%
SG Macro Compass Index	1.00%	90%	1	330.00%	330.00%	325.00%	325.00%	325.00%	325.00%	325.00%	325.00%	325.00%	325.00%	325.00%	325.00%
SG Macro Compass Index	1.00%	90%	3	350.00%	360.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%
SG Macro Compass Index	1.00%	95%	1	245.00%	245.00%	240.00%	240.00%	240.00%	240.00%	240.00%	240.00%	240.00%	240.00%	240.00%	240.00%
SG Macro Compass Index	1.00%	95%	3	295.00%	300.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%
SG Macro Compass Index	1.00%	100%	1	140.00%	140.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%
SG Macro Compass Index	1.00%	100%	3	215.00%	220.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%
Renewal Rates for Contracts Issued in 2024Strategy Spreads and Participation Rates
Index	Strategy Spread	Protection	Term	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
American Funds® The Growth Fund of America®-Class F-3	0.00%	90%	1	65.00%	60.00%	60.00%	50.00%	45.00%	45.00%	50.00%	45.00%
American Funds® The Growth Fund of America®-Class F-3	0.00%	90%	3	70.00%	65.00%	60.00%	50.00%	50.00%	50.00%	55.00%	50.00%
American Funds® The Growth Fund of America®-Class F-3	0.00%	95%	1	50.00%	50.00%	45.00%	40.00%	40.00%	40.00%	40.00%	40.00%
American Funds® The Growth Fund of America®-Class F-3	0.00%	95%	3	60.00%	60.00%	55.00%	50.00%	45.00%	45.00%	50.00%	45.00%
American Funds® The Growth Fund of America®-Class F-3	0.00%	100%	1	35.00%	35.00%	35.00%	30.00%	30.00%	30.00%	30.00%	30.00%
American Funds® The Growth Fund of America®-Class F-3	0.00%	100%	3	55.00%	55.00%	50.00%	40.00%	35.00%	35.00%	35.00%	35.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	90%	1	80.00%	75.00%	70.00%	65.00%	65.00%	60.00%	65.00%	60.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	90%	3	85.00%	80.00%	75.00%	70.00%	65.00%	65.00%	70.00%	70.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	95%	1	65.00%	60.00%	55.00%	50.00%	50.00%	50.00%	55.00%	50.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	95%	3	75.00%	75.00%	70.00%	60.00%	55.00%	55.00%	60.00%	55.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	100%	1	50.00%	45.00%	45.00%	40.00%	40.00%	35.00%	35.00%	35.00%
American Funds® The Growth Fund of America®-Class F-3	1.50%	100%	3	65.00%	65.00%	60.00%	55.00%	45.00%	45.00%	50.00%	45.00%
BlackRock Select Factor Index	0.00%	90%	1	285.00%	285.00%	285.00%	280.00%	265.00%	265.00%	265.00%	265.00%
BlackRock Select Factor Index	0.00%	90%	3	300.00%	300.00%	295.00%	295.00%	275.00%	275.00%	270.00%	270.00%
BlackRock Select Factor Index	0.00%	95%	1	220.00%	220.00%	220.00%	215.00%	200.00%	200.00%	200.00%	200.00%
Index	Strategy Spread	Protection	Term	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
BlackRock Select Factor Index	0.00%	95%	3	260.00%	260.00%	260.00%	255.00%	235.00%	235.00%	230.00%	230.00%
BlackRock Select Factor Index	0.00%	100%	1	135.00%	135.00%	135.00%	125.00%	115.00%	115.00%	115.00%	115.00%
BlackRock Select Factor Index	0.00%	100%	3	200.00%	200.00%	200.00%	195.00%	175.00%	175.00%	170.00%	170.00%
BlackRock Select Factor Index	1.00%	90%	1	315.00%	315.00%	315.00%	310.00%	300.00%	300.00%	300.00%	300.00%
BlackRock Select Factor Index	1.00%	90%	3	340.00%	340.00%	340.00%	335.00%	310.00%	310.00%	305.00%	305.00%
BlackRock Select Factor Index	1.00%	95%	1	245.00%	245.00%	245.00%	240.00%	225.00%	225.00%	225.00%	225.00%
BlackRock Select Factor Index	1.00%	95%	3	295.00%	295.00%	295.00%	290.00%	265.00%	265.00%	260.00%	260.00%
BlackRock Select Factor Index	1.00%	100%	1	150.00%	150.00%	150.00%	145.00%	135.00%	135.00%	135.00%	135.00%
BlackRock Select Factor Index	1.00%	100%	3	225.00%	225.00%	225.00%	220.00%	200.00%	200.00%	195.00%	195.00%
J.P. Morgan Mozaic IISM Index	0.00%	90%	1	325.00%	325.00%	325.00%	320.00%	300.00%	300.00%	300.00%	300.00%
J.P. Morgan Mozaic IISM Index	0.00%	90%	3	335.00%	335.00%	330.00%	325.00%	300.00%	300.00%	295.00%	295.00%
J.P. Morgan Mozaic IISM Index	0.00%	95%	1	245.00%	245.00%	245.00%	240.00%	225.00%	225.00%	225.00%	225.00%
J.P. Morgan Mozaic IISM Index	0.00%	95%	3	285.00%	285.00%	280.00%	275.00%	250.00%	250.00%	245.00%	245.00%
J.P. Morgan Mozaic IISM Index	0.00%	100%	1	145.00%	145.00%	145.00%	140.00%	130.00%	130.00%	130.00%	130.00%
J.P. Morgan Mozaic IISM Index	0.00%	100%	3	215.00%	215.00%	215.00%	210.00%	185.00%	185.00%	180.00%	180.00%
J.P. Morgan Mozaic IISM Index	1.00%	90%	1	355.00%	355.00%	355.00%	350.00%	335.00%	335.00%	335.00%	335.00%
J.P. Morgan Mozaic IISM Index	1.00%	90%	3	370.00%	370.00%	365.00%	360.00%	335.00%	335.00%	330.00%	330.00%
J.P. Morgan Mozaic IISM Index	1.00%	95%	1	270.00%	270.00%	270.00%	265.00%	250.00%	250.00%	250.00%	250.00%
J.P. Morgan Mozaic IISM Index	1.00%	95%	3	315.00%	315.00%	310.00%	310.00%	285.00%	285.00%	280.00%	280.00%
J.P. Morgan Mozaic IISM Index	1.00%	100%	1	165.00%	165.00%	165.00%	160.00%	150.00%	150.00%	150.00%	150.00%
J.P. Morgan Mozaic IISM Index	1.00%	100%	3	240.00%	240.00%	240.00%	235.00%	210.00%	210.00%	205.00%	205.00%
MSCI EAFE Index	0.00%	90%	1	105.00%	100.00%	105.00%	95.00%	80.00%	80.00%	95.00%	90.00%
MSCI EAFE Index	0.00%	90%	3	125.00%	125.00%	125.00%	110.00%	90.00%	95.00%	110.00%	110.00%
MSCI EAFE Index	0.00%	95%	1	90.00%	80.00%	85.00%	75.00%	65.00%	65.00%	80.00%	75.00%
MSCI EAFE Index	0.00%	95%	3	110.00%	105.00%	110.00%	95.00%	85.00%	85.00%	100.00%	100.00%
MSCI EAFE Index	0.00%	100%	1	60.00%	50.00%	50.00%	50.00%	50.00%	50.00%	55.00%	50.00%
MSCI EAFE Index	0.00%	100%	3	90.00%	85.00%	90.00%	75.00%	65.00%	70.00%	80.00%	75.00%
MSCI EAFE Index	1.50%	90%	1	125.00%	120.00%	125.00%	115.00%	100.00%	100.00%	115.00%	110.00%
MSCI EAFE Index	1.50%	90%	3	145.00%	145.00%	145.00%	135.00%	115.00%	120.00%	135.00%	135.00%
MSCI EAFE Index	1.50%	95%	1	105.00%	95.00%	100.00%	90.00%	80.00%	85.00%	95.00%	90.00%
MSCI EAFE Index	1.50%	95%	3	130.00%	125.00%	130.00%	120.00%	105.00%	110.00%	120.00%	120.00%
MSCI EAFE Index	1.50%	100%	1	75.00%	65.00%	65.00%	60.00%	60.00%	60.00%	65.00%	60.00%
Index	Strategy Spread	Protection	Term	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
MSCI EAFE Index	1.50%	100%	3	110.00%	105.00%	110.00%	95.00%	85.00%	90.00%	100.00%	95.00%
NYSE® Zebra Edge® Index	0.00%	90%	1	285.00%	285.00%	285.00%	285.00%	270.00%	270.00%	270.00%	270.00%
NYSE® Zebra Edge® Index	0.00%	90%	3	290.00%	290.00%	290.00%	275.00%	255.00%	255.00%	250.00%	250.00%
NYSE® Zebra Edge® Index	0.00%	95%	1	220.00%	220.00%	220.00%	215.00%	200.00%	200.00%	200.00%	200.00%
NYSE® Zebra Edge® Index	0.00%	95%	3	245.00%	245.00%	245.00%	240.00%	220.00%	220.00%	215.00%	215.00%
NYSE® Zebra Edge® Index	0.00%	100%	1	135.00%	135.00%	135.00%	130.00%	120.00%	120.00%	120.00%	120.00%
NYSE® Zebra Edge® Index	0.00%	100%	3	185.00%	185.00%	185.00%	180.00%	165.00%	165.00%	160.00%	160.00%
NYSE® Zebra Edge® Index	1.00%	90%	1	315.00%	315.00%	315.00%	315.00%	300.00%	300.00%	300.00%	300.00%
NYSE® Zebra Edge® Index	1.00%	90%	3	325.00%	325.00%	325.00%	310.00%	290.00%	290.00%	285.00%	285.00%
NYSE® Zebra Edge® Index	1.00%	95%	1	250.00%	250.00%	250.00%	245.00%	230.00%	230.00%	230.00%	230.00%
NYSE® Zebra Edge® Index	1.00%	95%	3	280.00%	280.00%	280.00%	270.00%	250.00%	250.00%	245.00%	245.00%
NYSE® Zebra Edge® Index	1.00%	100%	1	155.00%	155.00%	155.00%	150.00%	140.00%	140.00%	140.00%	140.00%
NYSE® Zebra Edge® Index	1.00%	100%	3	215.00%	215.00%	215.00%	210.00%	190.00%	190.00%	185.00%	185.00%
S&P 500®	0.00%	90%	1	80.00%	75.00%	70.00%	65.00%	60.00%	60.00%	65.00%	60.00%
S&P 500®	0.00%	90%	3	90.00%	85.00%	80.00%	70.00%	65.00%	65.00%	75.00%	70.00%
S&P 500®	0.00%	95%	1	65.00%	55.00%	55.00%	50.00%	50.00%	50.00%	50.00%	50.00%
S&P 500®	0.00%	95%	3	80.00%	75.00%	75.00%	65.00%	60.00%	60.00%	70.00%	65.00%
S&P 500®	0.00%	100%	1	50.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
S&P 500®	0.00%	100%	3	70.00%	65.00%	65.00%	55.00%	50.00%	50.00%	50.00%	50.00%
S&P 500®	1.50%	90%	1	95.00%	85.00%	80.00%	80.00%	80.00%	80.00%	85.00%	80.00%
S&P 500®	1.50%	90%	3	110.00%	105.00%	100.00%	90.00%	85.00%	85.00%	95.00%	95.00%
S&P 500®	1.50%	95%	1	80.00%	70.00%	65.00%	65.00%	65.00%	65.00%	70.00%	65.00%
S&P 500®	1.50%	95%	3	100.00%	90.00%	90.00%	80.00%	75.00%	75.00%	85.00%	80.00%
S&P 500®	1.50%	100%	1	65.00%	55.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
S&P 500®	1.50%	100%	3	85.00%	80.00%	75.00%	70.00%	60.00%	60.00%	65.00%	65.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	90%	1	100.00%	100.00%	100.00%	90.00%	85.00%	80.00%	85.00%	90.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	90%	3	110.00%	110.00%	110.00%	95.00%	85.00%	80.00%	95.00%	95.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	95%	1	85.00%	85.00%	85.00%	75.00%	65.00%	65.00%	70.00%	70.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	95%	3	100.00%	100.00%	100.00%	85.00%	80.00%	80.00%	90.00%	90.00%
Index	Strategy Spread	Protection	Term	5/1/2025	6/1/2025	7/1/2025	8/1/2025	9/1/2025	10/1/2025	11/1/2025	12/1/2025
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	100%	1	55.00%	55.00%	55.00%	45.00%	45.00%	45.00%	45.00%	45.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	0.00%	100%	3	85.00%	85.00%	85.00%	70.00%	65.00%	65.00%	70.00%	70.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	90%	1	110.00%	110.00%	110.00%	105.00%	100.00%	95.00%	100.00%	105.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	90%	3	120.00%	120.00%	120.00%	105.00%	105.00%	100.00%	115.00%	115.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	95%	1	95.00%	95.00%	95.00%	85.00%	80.00%	80.00%	85.00%	85.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	95%	3	110.00%	110.00%	110.00%	95.00%	95.00%	95.00%	105.00%	105.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	100%	1	65.00%	65.00%	65.00%	55.00%	55.00%	55.00%	55.00%	60.00%
S&P 500® Average Daily Risk Control 10% USD Price Return Index	1.00%	100%	3	95.00%	95.00%	95.00%	80.00%	75.00%	75.00%	80.00%	80.00%
SG Macro Compass Index	0.00%	90%	1	320.00%	320.00%	320.00%	315.00%	295.00%	295.00%	295.00%	295.00%
SG Macro Compass Index	0.00%	90%	3	345.00%	345.00%	340.00%	335.00%	310.00%	310.00%	305.00%	305.00%
SG Macro Compass Index	0.00%	95%	1	240.00%	240.00%	240.00%	235.00%	220.00%	220.00%	220.00%	220.00%
SG Macro Compass Index	0.00%	95%	3	290.00%	290.00%	285.00%	285.00%	260.00%	260.00%	255.00%	255.00%
SG Macro Compass Index	0.00%	100%	1	140.00%	140.00%	140.00%	135.00%	120.00%	120.00%	120.00%	120.00%
SG Macro Compass Index	0.00%	100%	3	215.00%	215.00%	215.00%	210.00%	185.00%	185.00%	180.00%	180.00%
SG Macro Compass Index	1.00%	90%	1	350.00%	350.00%	350.00%	345.00%	330.00%	330.00%	330.00%	330.00%
SG Macro Compass Index	1.00%	90%	3	385.00%	385.00%	385.00%	375.00%	350.00%	350.00%	345.00%	345.00%
SG Macro Compass Index	1.00%	95%	1	265.00%	265.00%	265.00%	260.00%	245.00%	245.00%	245.00%	245.00%
SG Macro Compass Index	1.00%	95%	3	325.00%	325.00%	325.00%	320.00%	295.00%	295.00%	290.00%	290.00%
SG Macro Compass Index	1.00%	100%	1	160.00%	160.00%	160.00%	155.00%	140.00%	140.00%	140.00%	140.00%
SG Macro Compass Index	1.00%	100%	3	245.00%	245.00%	245.00%	240.00%	215.00%	215.00%	210.00%	210.00%

Nationwide Defined Protection Annuity 2.0 | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Standard Death Benefit Prior to the Annuitization Date while the Contract is in force, the dollar amount of the Death Benefit will be determined as follows: (1)On the date the application for the Contract is signed, if the age of the Annuitant and Co-Annuitant, if applicable, is less than or equal to age 75, then the Death Benefit will be the greater of the Contract Value or the total Purchase Payment made to the Contract reduced by any withdrawals in the proportion that such withdrawals reduced the Contract Value on the date of the withdrawal. On the date the Death Benefit is payable, the Contract Value is adjusted to equal the greater of the Contract Value on that date or the Purchase Payment reduced by a proportional adjustment for any partial withdrawals. This adjustment to the Contract Value is considered payment of the Death Benefit. Unless a surviving spouse is continuing the Contract under the Spousal Protection Feature (see "Spousal Protection Feature"), the Death Benefit will be paid in accordance with the "Payment of the Death Benefit" section.Death BenefitDeath Prior to Annuitization Death of Contract Owner who is not the Annuitant If the deceased Contract Owner (or Joint Owner) is not an Annuitant, and the deceased Contract Owner (or Joint Owner) dies before the Annuitization Date while the Contract is in force, no Death Benefit is payable. Under such circumstances, contractual rights under the Contract will succeed as follows: (1)Contract Owner / Joint Owner. If there is a surviving Contract Owner or Joint Owner, the survivor becomes the sole Contract Owner. The Contract otherwise continues uninterrupted. (2)Beneficiary(ies). If there is no surviving Contract Owner or Joint Owner, the Beneficiary(ies) becomes (become) the new contract owner for purposes of the Code. (3)Contingent Beneficiary(ies). If there is no surviving Beneficiary, the Contingent Beneficiary(ies) becomes (become) the new contract owner for purposes of the Code. (4)Last Surviving Contract Owner's or Joint Owner’s Estate. If there is no surviving Contingent Beneficiary, the estate of the last surviving Contract Owner or Joint Owner becomes the new Contract Owner Death of Contract Owner who is the Annuitant If the deceased Contract Owner (or Joint Owner) is an Annuitant, and the deceased Contract Owner (or Joint Owner) dies before the Annuitization Date while the Contract is in force, the Death Benefit may or may not become payable depending on whether there is a Contingent Annuitant. If there is Contingent Annuitant, the Contingent Annuitant takes the place of the deceased Annuitant under the Contract and no Death Benefit is payable. There will no longer be a Contingent Annuitant under the Contract. If there is no Contingent Annuitant, the Death Benefit becomes payable. Rights to the Death Benefit will be as follows: (1)Contract Owner / Joint Owner. If there is a surviving Contract Owner or Joint Owner, the survivor is entitled to the Death Benefit. (2)Beneficiary(ies). If there is no surviving Contract Owner or Joint Owner, the Beneficiary(ies) is (are) entitled to the Death Benefit. (3)Contingent Beneficiary(ies). If there is no surviving Beneficiary, the Contingent Beneficiary(ies) is (are) entitled to the Death Benefit. (4)Last Surviving Contract Owner's or Joint Owner’s Estate. If there is no surviving Contingent Beneficiary, the estate of the last surviving Contract Owner or Joint Owner is entitled to the Death Benefit. Death of Annuitant who is not the Contract Owner If the deceased Annuitant is not the Contract Owner (or Joint Owner), and the deceased Annuitant dies before the Annuitization Date while the Contract is in force, the Death Benefit may or may not become payable depending on whether there is a Contingent Annuitant. If there is a Contingent Annuitant, the Contingent Annuitant takes the place of the deceased Annuitant under the Contract and no Death Benefit is payable. The Contract otherwise continues without interruption and there will no longer be a Contingent Annuitant under the Contract. If there is no Contingent Annuitant, the Death Benefit becomes payable. Rights to the Death Benefit will be as follows: (1)Beneficiary(ies). The Beneficiary(ies) is (are) entitled to the Death Benefit (2)Contingent Beneficiary(ies). If there is no surviving Beneficiary, the Contingent Beneficiary(ies) is (are) entitled to the Death Benefit. Death After Annuitization After the Annuitization Date, under no circumstances will the Death Benefit become payable. All payments under the Contract depend on the annuity payment option selected. Payment of the Death Benefit When the Death Benefit becomes payable, Nationwide will not pay the Death Benefit until it receives in writing at the Service Center each of the following: •Proper proof of death •Instructions regarding the method of distribution; and •Any forms required by a state or other jurisdiction. Proper proof of death includes: •A certified copy of the death certificate of the deceased Annuitant; •A copy of a certified decree of a court of competent jurisdiction as to the finding of death; •A written statement by a medical doctor who attended the deceased; or •Any other proof of death that we deem acceptable. The methods of distribution depend on the person (or people) to whom the Death Benefit will be paid. Under all circumstances, the method of distribution selected must comply with any applicable requirements under the Code. The following applies to the payment of the Death Benefit: (1)If the person entitled to receive the Death Benefit is the surviving spouse of the deceased Contract Owner, the surviving spouse can do one of the following: a. Elect to receive their portion of the Death Benefit as a lump sum; b. Elect to receive their portion of the Death Benefit as an annuity; c. Elect to receive their portion of the Death Benefit as any distribution that is permitted by state and federal regulations and is acceptable to Nationwide; or d. Elect to continue the Contract with his or her portion of the Death Benefit and become the new Contract Owner. (2)For any other person(s) entitled to receive the Death Benefit, he or she can do one of the following a. Elect to receive their portion of the Death Benefit as a lump sum; b. Elect to receive their portion of the Death Benefit as an annuity; or c. Elect to receive their portion of the Death Benefit as any distribution that is permitted by state and federal regulations and is acceptable to Nationwide. Premium taxes may be deducted from the Death Benefit. If the Contract has more than one Beneficiary entitled to the Death Benefit, the Contract Value will continue to be allocated to the applicable Strategies until the first Beneficiary provides Nationwide with all the information necessary to pay that Beneficiary’s portion of the Death Benefit. At the time the first Beneficiary’s proceeds are paid, the remaining portion(s) of the Death Benefit that is allocated to the Strategies will be reallocated to the Fixed Strategy until instructions are received from the remaining Beneficiary(ies). Except for a surviving spouse that is continuing the Contract, if any Beneficiary entitled to receive the Death Benefit elects to continue the Contract as the new contract owner or becomes a beneficial owner of the Contract, the Beneficiary’s entire portion of the Death Benefit will be automatically reallocated to the Fixed Strategy. This reallocation to the Fixed Strategy will occur on the date the Beneficiary’s election is received in good order. The Fixed Strategy’s Strategy Term will begin on the date the Beneficiary’s portion of the Death Benefit is reallocated to the Fixed Strategy. For as long as Nationwide declares Fixed Strategy Rates for new business, the Fixed Strategy Rate will be the new business Fixed Strategy Rate in effect for Contracts issued on the date the Beneficiary’s portion of the Death Benefit is reallocated to the Fixed Strategy. If Nationwide no longer declares new business Fixed Strategy Rates, Nationwide will declare Fixed Strategy Rates for beneficially owned contracts at its sole discretion which are guaranteed to be at least 0.25%. For a surviving spouse that continues the Contract under the Spousal Protection Feature, see "Spousal Protection Feature" below. A surviving spouse that is continuing the Contract under the Spousal Protection Feature will not be reallocated to the Fixed Strategy as described above. Death Benefit Calculations On the date the application for the Contract is signed: •if the age of the Annuitant and Co-Annuitant, if applicable, is less than or equal to age 75, then the Death Benefit will be the greater of the Contract Value or the total Purchase Payment made to the Contract reduced by any withdrawals in the proportion that such withdrawals reduced the Contract Value on the date of the withdrawal; or •if the age of either the Annuitant or Co-Annuitant is greater than age 75, then the Death Benefit will be the Contract Value. See "Standard Death Benefit." As indicated previously, the Death Benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the Contract has been assigned. See "Impact of Ownership Changes and Assignment on the Death Benefit." The Death Benefit is calculated as of the date Nationwide receives: (1)proper proof of the Annuitant’s death (2)an election specifying the distribution method; and (3)any state required form(s).
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She was younger than 76 on the date of application for her contract. On the date of Ms. P’s death, her
Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for Ms. P’s contract will equal $26,000.

(2)On the date the application for the Contract is signed, if the age of either the Annuitant or Co-Annuitant is greater than age 75, then the Death Benefit will be the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She was older than
75 on the date of application for her contract. On the date of Ms. P’s death, her Contract
Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

	The Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if a Death Benefit is paid from an Index Strategy before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative. If the Death Benefit is based on return of premium instead of Contract Value, the Death Benefit will be reduced in the same proportion that the Index Strategy Value is reduced by any withdrawals taken prior to the end of a Strategy Term. The Death Benefit is not subject to a CDSC or MVA. After the Death Benefit is paid, partial withdrawals or a full surrender are not subject to a CDSC or MVA.
Nationwide Defined Protection Annuity 2.0 | Standard Death Benefit Annuitant and Co-Annuitant Age at Issue 75 or Younger
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit (when Annuitant and Co-Annuitant, if applicable, are 75 or younger at application)
Purpose of Benefit [Text Block]	Upon death of Annuitant prior to Annuitization, Death benefit equal to the greater of Contract Value or Purchase Payment reduced by withdrawals
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000● Certain ownership changes and assignments could reduce the death benefit
Name of Benefit [Text Block]	Standard Death Benefit (when Annuitant and Co-Annuitant, if applicable, are 75 or younger at application)
Nationwide Defined Protection Annuity 2.0 | Standard Death Benefit Annuitant and Co-Annuitant Age at Issue 76 or Older
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit (when Annuitant or Co-Annuitant, if applicable, is 76 or older at application)
Purpose of Benefit [Text Block]	Upon death of Annuitant prior to Annuitization, Death benefit equal to Contract Value
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000● Certain ownership changes and assignments could reduce the death benefits
Name of Benefit [Text Block]	Standard Death Benefit (when Annuitant or Co-Annuitant, if applicable, is 76 or older at application)
Nationwide Defined Protection Annuity 2.0 | Spousal Protection
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Spousal Protection Feature
Purpose of Benefit [Text Block]	Second death benefit
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Not applicable to Charitable Remainder Trusts● One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner● For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be names as the Contract Owner● Only available to the Contract Owner’s spouse● Spouses must be Co-Annuitants● Both spouses must be 85 or younger at application● Spouses must be named as beneficiaries● No other person may be named as Contract Owner, Annuitant, or primary beneficiary● Benefit is forfeited if certain changes to the parties or assignments are made
Name of Benefit [Text Block]	Spousal Protection Feature
Nationwide Defined Protection Annuity 2.0 | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals (see "Systematic Withdrawals" )
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each● Will be taken proportionally from the Strategies in which the Contract Owner is allocated based on the Contract Value● May be subject to a negative Daily ISE Percentage calculation when taken during a Strategy Term● May be subject to a CDSC, MVA, tax, and tax penalties
Name of Benefit [Text Block]	Systematic Withdrawals (see "Systematic Withdrawals" )
Nationwide Defined Protection Annuity 2.0 | Performance Lock
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Performance Lock
Purpose of Benefit [Text Block]	"Locks-in"the performanceof an Index Strategyby transferringthe Index Strategy Valueto theFixed Strategy
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● A Performance Lock can only be exercised when an Index Strategy’s Index Strategy Value exceeds its Index Strategy Basis multiplied by its Protection Level● Once a Performance Lock is exercised it is irrevocable● For each Index Strategy, the Performance Lock feature may be exercised only once during a Strategy Term● Only the full Index Strategy Value can be locked-in (no partial lock-ins)
Name of Benefit [Text Block]	Performance Lock
Operation of Benefit [Text Block]	Performance Lock During a Strategy Term, if an Index Strategy’s Index Strategy Value exceeds its Strategy Basis multiplied by its Protection Level, the Contract Owner may request a Performance Lock. The Performance Lock feature provides the Contract Owner with a one-time transfer during a Strategy Term of the full Index Strategy Value to the Fixed Strategy. For each Index Strategy, the Performance Lock feature may be exercised only once during a Strategy Term. If Contract Value is allocated to multiple Index Strategies, the Performance Lock may be exercised for any, all, or none of the Index Strategies during their respective Strategy Terms, but only if each selected Index Strategy’s Index Strategy Value exceeds its Strategy Basis multiplied by its Protection Level. The Contract Owner can request a Performance Lock for only the full Index Strategy Value. Requests for a Performance Lock of partial amounts of an Index Strategy’s Index Strategy Value will not be accepted. A Performance Lock once exercised is irrevocable. On any Business Day other than the Strategy Term End Date, the Contract Owner may submit a request to the Service Center to exercise a Performance Lock. If Nationwide receives the request prior to the close of business on a Business Day, the Index Strategy Value transferred to the Fixed Strategy will be the Index Strategy Value at the end of the Business Day on which the Performance Lock request is received by Nationwide. If the Performance Lock request is received by Nationwide on a day that is not a Business Day, or after the close of a Business Day, Nationwide will use the next Business Day’s Index Strategy Value. If a Performance Lock is requested but the Index Strategy Value falls below the Strategy Basis multiplied by its Protection Level at the close of the Business Day on which the transfer is to occur, the Performance Lock will not be exercised. See "Performance Lock Risk" for additional information on the risks associated with the Performance Lock. If there is no Contract Value allocated to the Fixed Strategy and a Performance Lock is exercised, the date the Index Strategy Value is transferred into the Fixed Strategy is considered the first day of the Fixed Strategy’s Strategy Term and the Strategy Term End Date will be the next Contract Anniversary. The Fixed Strategy Rate that is applicable to the value transferred to the Fixed Strategy via a Performance Lock request is the Fixed Strategy Rate that was set at the beginning of the Contract Year in which the Performance Lock is made. The amount transferred into the Fixed Strategy will earn interest at the Fixed Strategy Rate until the next Contract Anniversary at which time the Contract Owner can elect to either transfer out some or all of the Fixed Strategy to one or more available Index Strategies or remain in the Fixed Strategy subject to a newly declared Fixed Strategy Rate. Once the Contract Value has been transferred into the Fixed Strategy, if no election is made prior to the Fixed Strategy’s Strategy Term End Date, the amount allocated to the Fixed Strategy as a result of the Performance Lock will remain in the Fixed Strategy for the next Strategy Term at the Fixed Strategy Rate in effect for that Strategy Term. Performance Locks Exercised Within 45 Days of a Contract Anniversary If a Performance Lock is requested within 45 days prior to a Contract Anniversary, the Contract Owner will not receive notification of the available Strategies and applicable Crediting Factors 30 days prior to the Fixed Strategy’s Strategy Term End Date as described in the "Actions on Strategy Term End Dates" section. Instead, the following will apply: •If the Performance Lock is requested through Nationwide’s Service Center via the website or by telephone, the Contract Owner will receive the available Strategies and Crediting Factors at the time of the request; or •If the Performance Lock is requested by mail, the Contract Owner will need to contact the Service Center for the available Strategies and applicable Crediting Factors prior to the Strategy Term End Date.
Calculation Method of Benefit [Text Block]
Example:
Ms. P allocates $1,000 to an Index Strategy with a 1-year Strategy Term and a 90%
Protection Level. Ms. P’s Index Strategy Basis is equal to the amount allocated to the Index
Strategy ($1,000). Halfway through the 1-year Strategy Term, Ms. P requests a
Performance Lock. At the end of the Business Day on the day the Performance Lock is
processed, the Index Strategy Value is $1,200. The Performance Lock will be processed because the Index Strategy Value of $1,200 is greater than the Index Strategy Basis multiplied by the Protection Level ($1,000 x 90% = $900).

The $1,200 Index Strategy Value will transfer to the Fixed Strategy and remain in the Fixed
Strategy earning interest at the Fixed Strategy Rate until the next Contract Anniversary, at which time Ms. P can transfer the money out of the Fixed Strategy to any available Index
Strategy(ies).

Nationwide Defined Protection Annuity 2.0 | Spousal Protection Feature
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Spousal Protection Feature The Death Benefit includes a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving any economic benefit of the Death Benefit upon the death of the other spouse. When the surviving spouse continues the Contract under the Spousal Protection Feature, the Contract will remain allocated to the same Strategies through the end of the current Strategy Terms, and the Death Benefit will not be automatically reallocated to the Fixed Strategy. After the first Death Benefit is paid, neither CDSC nor MVA will apply to any partial withdrawal or a full surrender. Upon the death of the surviving spouse, provided such death occurs before the Annuitization Date, the Death Benefit will again become payable. The Spousal Protection Feature is available provided the conditions described below are satisfied: (1)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (2)The spouses must be Annuitant and Co-Annuitants; (3)On the date the application is signed, both spouses must be age 85 or younger; (4)Both spouses must be named as Beneficiaries; (5)No person other than the spouse may be named as Contract Owner, Annuitant, Contingent Annuitant, or primary beneficiary; (6)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and (7)If the Contract Owner requests to add a Co-Annuitant after the Date of Issue, the date of marriage must be after the Date of Issue and Nationwide will require the Contract Owner to provide a copy of the marriage certificate. In addition, the Co-Annuitant that is added must have been no older than age 85 on the date the application was signed. If a surviving spouse continues the contract under the Spousal Protection Feature, then all Strategies remain in their current Strategy Term, and on the date the Death Benefit is payable, the Contract Value is adjusted as follows: •If the Contract Value is greater than or equal to the Death Benefit, no adjustment is made to the Contract Value •If the Death Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Death Benefit. The increase to each Strategy’s Strategy Value will be made proportionally based on the Contract Value in the Strategies at the time the adjustment is made. Additionally, each Index Strategy’s Strategy Basis, as defined in the Index Strategy Endorsement, will increase by the same percentage that the Strategy Value increased due to this adjustment. The process described above is considered payment of the first Death Benefit. Thereafter, the Contract Value may increase or decrease, and partial withdrawals or a full surrender are not subject to a CDSC. The surviving spouse may then name a new Beneficiary but may not name another Co-Annuitant. If the surviving spouse dies before the Annuitization Date, the second Death Benefit becomes payable. If the marriage of the Annuitant and Co-Annuitant terminates due to divorce, dissolution, or annulment, the Spousal Protection Feature terminates, and the Contract Owner is not permitted to cover a subsequent spouse. The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the Contract. Contract Owners contemplating changes to the parties to the Contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

Nationwide Defined Protection Annuity 2.0 | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Systematic Withdrawals The Contract Owner may elect in writing on a form provided by Nationwide to take systematic withdrawals of a specified dollar amount on a monthly, quarterly, semi-annual, or annual basis. The minimum withdrawal amount allowed for this type of systematic transaction is $100. A CDSC and MVA may apply to systematic withdrawals. Unless otherwise instructed, Nationwide will withhold federal income taxes from each systematic withdrawal. Systematic withdrawals will be taken proportionally from Strategies in which the Contract Owner is allocated based on the Contract Value in the Strategies at the time of the systematic withdrawal. Systematic withdrawals may be discontinued at any time by notification to Nationwide in writing or other form acceptable to Nationwide. Systematic withdrawals are not available prior to the expiration of the Right to Examine and Cancel period. See "Right to Examine and Cancel."
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. Each quarter Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each
Strategy, and will mail her a check or wire the funds to the financial institution of her choice.

Nationwide Defined Protection Annuity 2.0 | Daily ISE Percentage
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Daily ISE Percentage On any day other than the Strategy Term End Date, Nationwide uses the Daily ISE Percentage to calculate Index Strategy Earnings. If amounts are withdrawn (including Free Withdrawals, systematic withdrawals, and required minimum distributions) or fully surrendered (including a free look surrender) from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, payment of the Death Benefit, or Annuitization, a loss may result if the Daily ISE Percentage is negative, and the Contract Owner could lose a significant amount of money due to this adjustment. For example, in any given Strategy Term, a maximum loss of up to 25% in Index Strategy Value could occur if you are invested in an Index Strategy with a 75% Protection Level. The method used to calculate the Daily ISE Percentage could result in losses up to the floor provided by the Index Strategy’s Protection Level or losses even when the performance of the Index has increased since the beginning of the Strategy Term. The Daily ISE Percentage does not apply to the Fixed Strategy. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." Partial withdrawals from an Index Strategy before the end of its Strategy Term will reduce the Index Strategy Basis in the same proportion that the Index Strategy Value is reduced (rather than on a dollar-for-dollar basis). The reduction to the Index Strategy Basis will be for the remainder of the Term. When the Index Strategy Basis is greater than the Index Strategy Value at the time of a withdrawal, a proportional reduction will reduce the Index Strategy Basis by more than the dollar amount of the withdrawal.
Overview, Transactions Subject to Contract Adjustments [Text Block]	If amounts are withdrawn (including Free Withdrawals, systematic withdrawals, and required minimum distributions) or fully surrendered (including a free look surrender) from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, payment of the Death Benefit, or Annuitization, a loss may result if the Daily ISE Percentage is negative, and the Contract Owner could lose a significant amount of money due to this adjustment.
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	The Daily ISE Percentage is used to calculate the Index Strategy Value for partial withdrawals (including Free Withdrawals, systematic withdrawals, and required minimum distributions), a full surrender (including a free look surrender), a transfer under the Performance Lock feature, Annuitization and Death Benefit payments before the end of a Strategy Term. The maximum potential loss from a negative Daily ISE Percentage is limited to the floor provided by the Protection Level. At the Contract’s minimum Index Strategy Protection Level of 75%, you could lose up to 25% of your investment during a Strategy Term due to the Daily ISE Percentage. For example, a maximum loss of up to 25% in Index Strategy Value could occur if you are invested in an Index Strategy with a 75% Protection Level. This loss will be greater if there is a CDSC, negative MVA, taxes, or tax penalties. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)."
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, a maximum loss of up to 25% in Index Strategy Value could occur if you are invested in an Index Strategy with a 75% Protection Level. This loss will be greater if there is a CDSC, negative MVA, taxes, or tax penalties. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)."
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	25.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Daily ISE Percentage The Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if amounts are withdrawn or otherwise deducted from an Index Strategy (including partial withdrawals, systematic withdrawals, required minimum distributions, exercise of the Performance Lock, full surrender, Annuitization and Death Benefit payments) before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative. Over the life of the Contract, there is no limit to the maximum potential loss from a negative Daily ISE Percentage, other than it is limited to the floor provided by the Protection Level and to the minimum nonforfeiture value for Index Strategies with a 100% Protection Level. For example, a maximum loss of up to 25% in Index Strategy Value could occur in each Strategy Term if you are invested in an Index Strategy with a 75% Protection Level. This means that there could be significantly less money available under your Contract for withdrawals, Annuitization, and the Death Benefit. The Daily ISE Percentage does not apply to the Fixed Strategy. A Daily ISE Percentage is calculated separately for each Index Strategy in which Contract Value is allocated. The Daily ISE Percentage is equal to the greater of the floor provided by the Protection Level (which is the Protection Level minus 100%) and the Daily Pre-Protection Level ISE Percentage. The Daily Pre-Protection Level ISE Percentage is the percentage of gain or loss in the Index Strategy Value from the start of the Strategy Term to the calculation date prior to applying the Protection Level. The Daily Pre-Protection Level ISE Percentage is not directly related to the Index Performance (although performance of the Index impacts the Daily Pre-Protection Level ISE Percentage) and the Daily Pre-Protection Level ISE Percentage may be negative even when the performance of the Index is positive due to market factors that impact the inputs used to value the hypothetical investment in the derivatives used to calculate the Daily Pre-Protection Level ISE Percentage. To calculate the Daily Pre-Protection Level ISE Percentage, Nationwide uses a proxy fair market value methodology to value hypothetical investments in derivatives that provides an estimated present value of what the Term End ISE Percentage will be on the Strategy Term End Date. The estimated present value takes into account the impact of the applicable Participation Rate and Strategy Spread; however, they do not apply in the same way as they do when calculating the Term End ISE Percentage. The Daily Pre-Protection Level ISE Percentage reflects the market value of the Index Strategy and is intended to transfer risk from Nationwide to the Contract Owner when the Contract Owner takes withdrawals from an Index Strategy prior to the Strategy Term End Date. The Daily Pre-Protection Level ISE Percentage is reduced by an amount reflecting the cost of instruments used to provide the performance offered by the Contract. At the start of the Strategy Term, this deduction is equal to the cost, on that date, of hypothetical derivatives which provide the Term End Strategy Earnings, and this deduction declines to zero over the course of the Strategy Term. The Daily Pre-Protection Level ISE Percentage is also reduced by a trading cost, which is an amount intended to represent the additional cost of selling hypothetical options. Index Strategy Values fluctuate daily, and the current Index Strategy Value may differ from the actual Index Strategy Value calculated at the time of a transaction. The Contract Owner may contact the Service Center to obtain their Index Strategy Values. Partial withdrawals reduce an Index Strategy’s Index Strategy Basis in the same proportion that the partial withdrawal reduced the Index Strategy’s Index Strategy Value on the date of the withdrawal. When the Index Strategy Basis is greater than the Index Strategy Value at the time of a withdrawal, a proportional reduction will reduce the Index Strategy Basis by more than the dollar amount of the withdrawal. Partial withdrawals and other deductions reduce the amount of the Strategy Basis for the remainder of the Strategy Term and the Term End ISE Percentage will be applied to the reduced Strategy Basis at the end of the Strategy Term. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)" and the Statement of Additional Information.
Contract Adjustment, Maximum Potential Loss [Percent]	25.00%
Contract Adjustment, Relationship to Other Charges [Text Block]	To calculate the Daily Pre-Protection Level ISE Percentage, Nationwide uses a proxy fair market value methodology to value hypothetical investments in derivatives that provides an estimated present value of what the Term End ISE Percentage will be on the Strategy Term End Date. The estimated present value takes into account the impact of the applicable Participation Rate and Strategy Spread; however, they do not apply in the same way as they do when calculating the Term End ISE Percentage. The Daily Pre-Protection Level ISE Percentage is intended to protect Nationwide from losses on the derivatives when amounts are withdrawn from an Index Strategy prior to the Strategy Term End Date.
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	Daily Index Strategy Earnings Percentage (Daily ISE Percentage) A Daily ISE Percentage is calculated separately for each Index Strategy in which Contract Value is allocated. The Daily ISE Percentage is equal to the greater of the floor provided by the Protection Level (which is the Protection Level minus 100%) and the Daily Pre-Protection Level ISE Percentage. The Daily Pre-Protection Level ISE Percentage is the percentage of gain or loss in the Index Strategy Value from the start of the Strategy Term to the calculation date prior to applying the Protection Level. The Daily Pre-Protection Level ISE Percentage is not directly related to the Index Performance (although performance of the Index impacts the Daily Pre-Protection Level ISE Percentage) and the Daily Pre-Protection Level ISE Percentage may be negative even when the performance of the Index is positive due to market factors that impact the inputs used to value the hypothetical investment in the derivatives used to calculate the Daily Pre-Protection Level ISE Percentage. To calculate the Daily Pre-Protection Level ISE Percentage, Nationwide uses a proxy fair market value methodology to value hypothetical investments in derivatives that provides an estimated present value of what the Term End ISE Percentage will be on the Strategy Term End Date. The estimated present value takes into account the impact of the applicable Participation Rate and Strategy Spread; however, they do not apply in the same way as they do when calculating the Term End ISE Percentage. The Daily Pre-Protection Level ISE Percentage is intended to protect Nationwide from losses on the derivatives when amounts are withdrawn from an Index Strategy prior to the Strategy Term End Date. The Daily Pre-Protection Level ISE Percentage is reduced by an amount reflecting the cost of instruments used to provide the performance offered by the Contract. At the start of the Strategy Term, this deduction is equal to the cost, on that date, of hypothetical derivatives which provide the Term End Strategy Earnings, and this deduction declines to zero over the course of the Strategy Term. The Daily Pre-Protection Level ISE Percentage is also reduced by a trading cost, which is an amount intended to represent the additional cost of selling hypothetical options. The valuation of the hypothetical investments is based on standard methods for valuing derivatives and, where possible, based on inputs from third party vendors. The methodology used to value these hypothetical investments is determined solely by Nationwide and may vary from other estimated valuations or the actual selling price of identical investments. More specifically, the Daily Pre-Protection Level ISE Percentage is calculated using the following formula: A + Fixed Income Proxy – C – 1, defined as follows: A = A proxy of the fair value, expressed as a percentage, as of the current date, of financial instruments that represent Nationwide’s obligation to provide the Term End ISE Percentage on the Strategy Term End Date Fixed Income Proxy = (1 – B) ((T – t) / T), where: B = A proxy of the fair value, expressed as a percentage, as of the first day of the Strategy Term, of financial instruments that represent Nationwide’s obligation to provide the Term End ISE Percentage on the Strategy Term End Date t = Time elapsed since the first day of the Strategy Term, in years T = Strategy Term length C = trading cost, which is calculated as the greater of: Zero; or the trading cost rate (as stated in the Contract) multiplied by (T-t). See the Statement of Additional Information for more information and examples of the Daily ISE Percentage calculation.
Nationwide Defined Protection Annuity 2.0 | Market Value Adjustment
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]	Market Value Adjustment (MVA) In addition to any applicable CDSC, partial withdrawals or a full surrender during the first six Contract Years may be subject to an MVA. Like the CDSC, the MVA applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA." After the sixth Contract Year, no withdrawals, including a full surrender, are subject to an MVA. The MVA, when applicable, is assessed on amounts withdrawn from the Index Strategies and/or Fixed Strategy. An MVA may be positive or negative. If an MVA is negative, it will decrease the withdrawal. If an MVA is positive, it will increase the withdrawal. When an MVA is imposed, the MVA will equal the calculated "MVA Factor" multiplied by the dollar amount of the withdrawal less the Remaining Free Withdrawal Amount. For a partial withdrawal or full surrender from the Fixed Strategy or an Index Strategy that offers Minimum Nonforfeiture Value, the MVA amount applicable will never be larger (either positive or negative) than the amounts described in the "Market Value Adjustment (MVA)" section. See "Market Value Adjustment (MVA)" for an explanation of how the MVA Factor and amount is calculated.
Overview, Transactions Subject to Contract Adjustments [Text Block]	In addition to any applicable CDSC, partial withdrawals or a full surrender during the first six Contract Years may be subject to an MVA. Like the CDSC, the MVA applies to withdrawals and surrenders in excess of the annual Free Withdrawal Amount (generally 10% of the Contract Value on the first day of a Contract Year) during the first 6 Contract Years. See "Waiver or Reduction of the CDSC or MVA."
Item 3. Key Information [Line Items]
Key Information, Contract Adjustments if Amounts are Removed [Text Block]	If you withdraw money from the Contract within six years following the Contract’s issue date, you may be assessed a Market Value Adjustment (or "MVA"), which may be negative. The application of the MVA could result in a loss. In extreme circumstances such losses could be as high as 100% of the Contract Value withdrawn. For example, for a Contract with a $100,000 investment, a withdrawal taken within six years following the Contract’s issue date could result in an MVA of up to $100,000. This loss will be greater if there is a negative Daily ISE Percentage, CDSC, taxes, or tax penalties. See "Market Value Adjustment (MVA)."
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]	For example, for a Contract with a $100,000 investment, a withdrawal taken within six years following the Contract’s issue date could result in an MVA of up to $100,000. This loss will be greater if there is a negative Daily ISE Percentage, CDSC, taxes, or tax penalties. See "Market Value Adjustment (MVA)."
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment	$ 100,000
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]	Market Value Adjustments (MVA) Partial withdrawals or a full surrender during the first six Contract Years may be subject to an MVA. After the sixth Contract Year, no withdrawals, including a full surrender, are subject to an MVA. An MVA, when applied, may be positive, negative, or equal to zero. If an MVA is negative, it will decrease the withdrawal. If an MVA is positive, it will increase the withdrawal. If an MVA is equal to zero, it will have no effect on withdrawal. MVAs are assessed in addition to any applicable CDSC. A negative MVA could result in a loss beyond the floor of the Protection Level and, under extreme circumstances, could result in a total loss of the Contract Value withdrawn. For Index Strategies with a 100% Protection Level and the Fixed Strategy, a negative MVA is limited to a value that would result in a full surrender value which is no less than the minimum nonforfeiture value. The Contract is designed to be a long-term investment. When a Contract Owner takes a withdrawal, Nationwide may be required to liquidate interest rate sensitive fixed-income assets that it holds in order to satisfy its payment obligations under the Contract. The MVA is intended to approximate, without duplicating, Nationwide’s investment experience when it liquidates those assets. Nationwide utilizes a market value reference rate to determine this approximation. When liquidating assets, Nationwide may realize either a gain or a loss. If the market value reference rate has increased relative to the market value reference rate on the Date of Issue, the MVA will be negative. Conversely, if the market value reference rate has decreased relative to the market value reference rate on the Date of Issue, the MVA will be positive. The MVA is the sum of the MVA applicable to the Fixed Strategy, Index Strategies with Minimum Nonforfeiture Values, and Index Strategies that do not have Minimum Nonforfeiture Values. The amount of the MVA for each is calculated as follows: MVA = MVA Base x MVA Factor. In the formula above, the MVA Base equals the dollar amount of the withdrawal minus the Remaining Free Withdrawal Amount. If the dollar amount of the withdrawal minus the Remaining Free Withdrawal Amount is less than or equal to zero, then an MVA is not applicable to the withdrawal. We calculate the MVA Factor using the following formula: MVA Factor = MVA Scaling Factor x (A – B) x N/12, where: A = Initial Market Value Reference Rate B = Market Value Reference Rate on the date we process the withdrawal N = Number of whole (partial months will be rounded up to the next whole month) remaining in the MVA Period, calculated from the date that we process the withdrawal In addition, for any MVA applicable to a full surrender or a partial withdrawal from the Fixed Strategy, the MVA amount applicable to the Fixed Strategy will never be larger (either positive or negative) than the following, calculated immediately prior to the full surrender or partial withdrawal: M x A, where: M = MVA Base attributable to the Fixed Strategy / (Fixed Strategy Value – Remaining Free Withdrawal Amount attributable to the Fixed Strategy) A = Fixed Strategy Value minus the CDSC applicable to the Fixed Strategy, if any, that would apply on full surrender, minus the Fixed Strategy Minimum Nonforfeiture Value, but not less than zero. In the formulas above, the MVA Scaling Factor will be greater or less than, or equal to, 1.0. The MVA Scaling Factor is declared by Nationwide and is stated in your Contract. Within the formula, the MVA Scaling Factor serves to amplify or dampen the MVA Factor for purposes of the MVA calculation. An MVA Scaling Factor greater than 1.0 increases the magnitude of the MVA, an MVA Scaling Factor less than 1.0 dampens the magnitude of the MVA. An MVA Scaling Factor equal to 1 has no effect on the MVA. The Market Value Reference Rate refers to the yield of the MVA Index, which is the Bloomberg U.S. Corporate Index. The Market Value Reference Rate of the MVA Index as of the Date of Issue (the Initial Market Value Reference Rate) is included in your Contract. The daily Market Value Reference Rate may be obtained thereafter by contacting the Service Center. If the daily Market Value Reference Rate is not available on any day on which the value is needed, Nationwide will use the Market Value Reference Rate for the previous Business Day. If the MVA Index provider later publishes a yield for the MVA Index for a Business Day when the yield was not provided to Nationwide or was otherwise not available, Nationwide will recalculate the impacted transactions and Contract Values according to the yield provided to Nationwide by the MVA Index provider. This recalculation could result in changes to transactions and Contract Values that occurred when the yield was not published by the MVA Index provider. If the Market Value Reference Rate is no longer available, or if Nationwide at its sole discretion determines that the Market Value Reference Rate is no longer appropriate for purposes of calculating the MVA, Nationwide will substitute another method for determining the MVA, subject to any required regulatory approval. Nationwide will notify the Contract Owner of any such change. See the Statement of Additional Information for examples of the MVA calculation.
Contract Adjustment, Applicable Period [Text Block]	Partial withdrawals or a full surrender during the first six Contract Years may be subject to an MVA.
Contract Adjustment, Applicable Transaction [Text Block]	The Contract is designed to be a long-term investment. When a Contract Owner takes a withdrawal, Nationwide may be required to liquidate interest rate sensitive fixed-income assets that it holds in order to satisfy its payment obligations under the Contract. The MVA is intended to approximate, without duplicating, Nationwide’s investment experience when it liquidates those assets. Nationwide utilizes a market value reference rate to determine this approximation. When liquidating assets, Nationwide may realize either a gain or a loss. If the market value reference rate has increased relative to the market value reference rate on the Date of Issue, the MVA will be negative. Conversely, if the market value reference rate has decreased relative to the market value reference rate on the Date of Issue, the MVA will be positive. The MVA is the sum of the MVA applicable to the Fixed Strategy, Index Strategies with Minimum Nonforfeiture Values, and Index Strategies that do not have Minimum Nonforfeiture Values. The amount of the MVA for each is calculated as follows: MVA = MVA Base x MVA Factor. In the formula above, the MVA Base equals the dollar amount of the withdrawal minus the Remaining Free Withdrawal Amount. If the dollar amount of the withdrawal minus the Remaining Free Withdrawal Amount is less than or equal to zero, then an MVA is not applicable to the withdrawal. We calculate the MVA Factor using the following formula: MVA Factor = MVA Scaling Factor x (A – B) x N/12, where: A = Initial Market Value Reference Rate B = Market Value Reference Rate on the date we process the withdrawal N = Number of whole (partial months will be rounded up to the next whole month) remaining in the MVA Period, calculated from the date that we process the withdrawal In addition, for any MVA applicable to a full surrender or a partial withdrawal from the Fixed Strategy, the MVA amount applicable to the Fixed Strategy will never be larger (either positive or negative) than the following, calculated immediately prior to the full surrender or partial withdrawal: M x A, where: M = MVA Base attributable to the Fixed Strategy / (Fixed Strategy Value – Remaining Free Withdrawal Amount attributable to the Fixed Strategy) A = Fixed Strategy Value minus the CDSC applicable to the Fixed Strategy, if any, that would apply on full surrender, minus the Fixed Strategy Minimum Nonforfeiture Value, but not less than zero. In the formulas above, the MVA Scaling Factor will be greater or less than, or equal to, 1.0. The MVA Scaling Factor is declared by Nationwide and is stated in your Contract. Within the formula, the MVA Scaling Factor serves to amplify or dampen the MVA Factor for purposes of the MVA calculation. An MVA Scaling Factor greater than 1.0 increases the magnitude of the MVA, an MVA Scaling Factor less than 1.0 dampens the magnitude of the MVA. An MVA Scaling Factor equal to 1 has no effect on the MVA. The Market Value Reference Rate refers to the yield of the MVA Index, which is the Bloomberg U.S. Corporate Index. The Market Value Reference Rate of the MVA Index as of the Date of Issue (the Initial Market Value Reference Rate) is included in your Contract. The daily Market Value Reference Rate may be obtained thereafter by contacting the Service Center. If the daily Market Value Reference Rate is not available on any day on which the value is needed, Nationwide will use the Market Value Reference Rate for the previous Business Day. If the MVA Index provider later publishes a yield for the MVA Index for a Business Day when the yield was not provided to Nationwide or was otherwise not available, Nationwide will recalculate the impacted transactions and Contract Values according to the yield provided to Nationwide by the MVA Index provider. This recalculation could result in changes to transactions and Contract Values that occurred when the yield was not published by the MVA Index provider. If the Market Value Reference Rate is no longer available, or if Nationwide at its sole discretion determines that the Market Value Reference Rate is no longer appropriate for purposes of calculating the MVA, Nationwide will substitute another method for determining the MVA, subject to any required regulatory approval. Nationwide will notify the Contract Owner of any such change. See the Statement of Additional Information for examples of the MVA calculation.
Contract Adjustment, Waiver Circumstances [Text Block]	Waiver or Reduction of the CDSC or MVA During the first six Contract Years, the Contract Owner may withdraw an amount up to that Contract Year’s Free Withdrawal Amount without incurring a CDSC or MVA. The Free Withdrawal Amount is the greater of: •10% of the Contract Value on the first day of that Contract Year (immediately prior to any partial withdrawal or full surrender on that date); or •the amount required to meet minimum distribution requirements for this Contract under the Code At the start of each Contract Year, the Remaining Free Withdrawal Amount is set equal to the Free Withdrawal Amount. Each Free Withdrawal during the Contract Year decreases the Remaining Free Withdrawal Amount by the Free Withdrawal, but not to less than zero. Each Contract Year’s Free Withdrawal Amount is non-cumulative. This means any portion of the Free Withdrawal Amount not taken by the Contract Owner in a given Contract Year cannot be added to the Free Withdrawal Amount in any later Contract Year. In addition, no CDSC or MVA will be assessed: •upon the payment of the Death Benefit or on any partial withdrawal or full surrender after the Death Benefit is paid; •upon the Annuitization of the Contract if it has been in force for at least two years; •on any partial withdrawal or full surrender taken after the sixth Contract Year; or •if the Contract is surrendered in exchange for another contract issued by Nationwide or one of its affiliated insurance companies, Nationwide may decide not to charge a CDSC and/or apply an MVA. If another contract issued by Nationwide or one of its affiliates is exchanged for the Contract, Nationwide may reduce the CDSC and/or waive part of the MVA on the Contract. A CDSC and/or MVA may apply to the contract received in exchange for the Contract. While a CDSC and MVA may not apply to certain withdrawals or a full surrender, taxes and tax penalties may be incurred. In addition, the Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if amounts are withdrawn or fully surrendered from an Index Strategy before the end of a Strategy Term, a loss may result if the Daily ISE Percentage is negative. In addition, withdrawals from an Index Strategy before the end of its Strategy Term will reduce the Index Strategy Basis in the same proportion that the Index Strategy Value is reduced (rather than on a dollar-for-dollar basis). Similarly, if the Death Benefit is based on return of premium instead of Contract Value, the Death Benefit will be reduced in the same proportion that the Index Strategy Value is reduced. Increase in Remaining Free Withdrawal Amount After a Long-Term Care and Terminal Illness or Injury (CDSC and MVA Waiver) General After the occurrence of a Long-Term Care Event ("LTC Event") or Terminal Illness or Injury Event ("TI Event"), Nationwide will increase the Remaining Free Withdrawal Amount for the current and all subsequent Contract Years so that all partial withdrawals or a full surrender after the occurrence of the event are Free Withdrawals. This CDSC and MVA waiver is only available if the Contract Owner and Annuitant are the same person, and as of the Date of Issue that person is no older than 80 years old. If the Contract has a Joint Owner, either the Contract Owner or Joint Owner must be named as Annuitant and the age of the older of the Contract Owner and Joint Owner must be no older than 80 years old as of the Date of Issue. In addition, for purposes of this CDSC and MVA waiver, for Contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner. However, if the non-natural Contract Owner does not own the Contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights of the Contract Owner. There are no charges associated with these waivers.
Nationwide Defined Protection Annuity 2.0 | Term End ISE Percentage
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Current Value of an Adjustment Fluctuates [Text Block]	Term End Index Strategy Earnings are calculated using the following process: •First, Nationwide calculates the Index Performance, which is the percentage change in the value of the Index between the first day of the Strategy Term and the Strategy Term End Date (i.e., on a "point-to-point" basis). •Second, Nationwide calculates the Adjusted Index Performance (AIP), which reflects the application of the Participation Rate and the Strategy Spread to the Index Performance. The formula for calculating the AIP is as follows: (Index Performance x Participation Rate) – (Strategy Spread x Elapsed Term). •Third, Nationwide calculates the Term End ISE Percentage, which is the greater of (a) the AIP or (b) the Protection Level minus 100%. •Fourth, Nationwide calculates the dollar amount of gains or losses that will be applied to the Contract by multiplying the Term End ISE Percentage by the Index Strategy Basis.
Nationwide Defined Protection Annuity 2.0 | Protection Level 100
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	0.00%
Nationwide Defined Protection Annuity 2.0 | Protection Level 100 | Negative Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Protection Level The Protection Level represents an amount of downside protection under a Strategy for a Strategy Term. The Protection Level is presented as a percentage (currently, 100%, 95%, or 90%). A higher Protection Level provides more protection against loss than a lower Protection Level. If you select a Strategy with a 90% Protection Level, your rate of return that is calculated at the end of the Strategy Term or at any time during the Strategy Term cannot be lower than -10%. If you select a Strategy with a 95% Protection Level, your rate of return that is calculated at the end of the Strategy Term or at any time during the Strategy Term cannot be lower than -5%. If you select a Strategy with a 100% Protection level, your rate of return that is calculated at the end of the Strategy Term or at any time during the Strategy Term cannot be lower than 0%. The Protection Level for a Strategy will not change for as long as we offer that Strategy. Regardless of the Strategy, a Protection Level will never be lower than 75% for any Strategy Term. You should understand that a Protection Level less than 100% provides only limited protection against downside potential and does not provide absolute protection against negative Index Strategy Earnings. You may lose money, and it is possible to lose a substantial amount of your principal investment under this Contract. When comparing Strategies with different Protection Levels, a higher Protection Level provides more protection against loss than a lower Protection Level. You should also understand that the downside protection provided by a Strategy’s Protection Level only applies to a single Strategy Term. If you remain invested in the Strategy over multiple Strategy Terms, you can experience losses up to the downside protection each Strategy Term. In effect, the cumulative losses over multiple Strategy Terms could significantly exceed the level of downside protection provided by the Protection Level for one Strategy Term. Example: The table below illustrates the impact of the Protection Level if the Adjusted Index Performance is -25% at the end of the Strategy Term.
Protection Level	The Amount Nationwide Will Credit at the End of the Strategy Term
100%	0%
95%	-5%
90%	-10%
	Index Strategies with lower Protection Levels generally offer higher Participation Rates providing Contract Owners who are willing to accept more risk with the potential for more participation in the Index Performance. Contract Owners should discuss their risk tolerance and investment objectives with their financial professionals.
Nationwide Defined Protection Annuity 2.0 | Protection Level 95
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | Protection Level 95 | Negative Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Protection Level The Protection Level represents an amount of downside protection under a Strategy for a Strategy Term. The Protection Level is presented as a percentage (currently, 100%, 95%, or 90%). A higher Protection Level provides more protection against loss than a lower Protection Level. If you select a Strategy with a 90% Protection Level, your rate of return that is calculated at the end of the Strategy Term or at any time during the Strategy Term cannot be lower than -10%. If you select a Strategy with a 95% Protection Level, your rate of return that is calculated at the end of the Strategy Term or at any time during the Strategy Term cannot be lower than -5%. If you select a Strategy with a 100% Protection level, your rate of return that is calculated at the end of the Strategy Term or at any time during the Strategy Term cannot be lower than 0%. The Protection Level for a Strategy will not change for as long as we offer that Strategy. Regardless of the Strategy, a Protection Level will never be lower than 75% for any Strategy Term. You should understand that a Protection Level less than 100% provides only limited protection against downside potential and does not provide absolute protection against negative Index Strategy Earnings. You may lose money, and it is possible to lose a substantial amount of your principal investment under this Contract. When comparing Strategies with different Protection Levels, a higher Protection Level provides more protection against loss than a lower Protection Level. You should also understand that the downside protection provided by a Strategy’s Protection Level only applies to a single Strategy Term. If you remain invested in the Strategy over multiple Strategy Terms, you can experience losses up to the downside protection each Strategy Term. In effect, the cumulative losses over multiple Strategy Terms could significantly exceed the level of downside protection provided by the Protection Level for one Strategy Term. Example: The table below illustrates the impact of the Protection Level if the Adjusted Index Performance is -25% at the end of the Strategy Term.
Protection Level	The Amount Nationwide Will Credit at the End of the Strategy Term
100%	0%
95%	-5%
90%	-10%
	Index Strategies with lower Protection Levels generally offer higher Participation Rates providing Contract Owners who are willing to accept more risk with the potential for more participation in the Index Performance. Contract Owners should discuss their risk tolerance and investment objectives with their financial professionals.
Nationwide Defined Protection Annuity 2.0 | Protection Level 90
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	10.00%
Nationwide Defined Protection Annuity 2.0 | Protection Level 90 | Negative Return [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Protection Level The Protection Level represents an amount of downside protection under a Strategy for a Strategy Term. The Protection Level is presented as a percentage (currently, 100%, 95%, or 90%). A higher Protection Level provides more protection against loss than a lower Protection Level. If you select a Strategy with a 90% Protection Level, your rate of return that is calculated at the end of the Strategy Term or at any time during the Strategy Term cannot be lower than -10%. If you select a Strategy with a 95% Protection Level, your rate of return that is calculated at the end of the Strategy Term or at any time during the Strategy Term cannot be lower than -5%. If you select a Strategy with a 100% Protection level, your rate of return that is calculated at the end of the Strategy Term or at any time during the Strategy Term cannot be lower than 0%. The Protection Level for a Strategy will not change for as long as we offer that Strategy. Regardless of the Strategy, a Protection Level will never be lower than 75% for any Strategy Term. You should understand that a Protection Level less than 100% provides only limited protection against downside potential and does not provide absolute protection against negative Index Strategy Earnings. You may lose money, and it is possible to lose a substantial amount of your principal investment under this Contract. When comparing Strategies with different Protection Levels, a higher Protection Level provides more protection against loss than a lower Protection Level. You should also understand that the downside protection provided by a Strategy’s Protection Level only applies to a single Strategy Term. If you remain invested in the Strategy over multiple Strategy Terms, you can experience losses up to the downside protection each Strategy Term. In effect, the cumulative losses over multiple Strategy Terms could significantly exceed the level of downside protection provided by the Protection Level for one Strategy Term. Example: The table below illustrates the impact of the Protection Level if the Adjusted Index Performance is -25% at the end of the Strategy Term.
Protection Level	The Amount Nationwide Will Credit at the End of the Strategy Term
100%	0%
95%	-5%
90%	-10%
	Index Strategies with lower Protection Levels generally offer higher Participation Rates providing Contract Owners who are willing to accept more risk with the potential for more participation in the Index Performance. Contract Owners should discuss their risk tolerance and investment objectives with their financial professionals.
Nationwide Defined Protection Annuity 2.0 | Fixed Strategy
Fixed Option Details [Line Items]
Fixed Option Details, Name	Fixed Strategy
Fixed Option Details, Description [Text Block]	Fixed Strategy The Fixed Strategy is an investment option under the Contract that credits interest daily at a Fixed Strategy Rate. Nationwide declares Fixed Strategy Rates prior to each Strategy Term and the Fixed Strategy Rate is guaranteed for the Strategy Term for which it is declared. Fixed Strategy Rates are determined at the sole discretion of Nationwide, but Fixed Strategy Rates are guaranteed to be at least 0.25%. Fixed Strategy Rates may be different for newly issued Contracts than for existing Contracts or for Contracts with different issue dates. The Fixed Strategy has one-year Strategy Terms. The initial Strategy Term begins on the Date of Issue and ends on the first Contract Anniversary. Thereafter, each subsequent Strategy Term begins on each Contract Anniversary and ends on the following Contract Anniversary. At least 30 days prior to a Strategy Term End Date, Nationwide will send a notification to the Contract Owner stating (i) the Strategies that will be available for investment; (ii) their respective Crediting Factors and their values for the upcoming Strategy Term, including the current Fixed Strategy Rate; and (iii) how to communicate the Contract Owner’s instructions to Nationwide (see "Actions on Strategy Term End Dates"). Information regarding the Fixed Strategy, including (i) its name; (ii) its Strategy Term; and (iii) its minimum guaranteed Fixed Strategy Rate, is available in "Appendix A: Investment Options Available Under the Contract." The Fixed Strategy’s Strategy Value is equal to the amount allocated to the Fixed Strategy plus any interest credited. Withdrawals from the Fixed Strategy will reduce the value by the amount of the withdrawal (including any applicable CDSC, MVA and taxes). A negative MVA will reduce the amount of the withdrawal or full surrender, but the negative adjustment is limited to a value that would result in a full surrender value which is no less than the applicable minimum nonforfeiture value (see "Market Value Adjustment"). If there is no Contract Value allocated to the Fixed Strategy and Index Strategy Value is transferred into the Fixed Strategy under the Performance Lock feature, the date the Index Strategy Value is transferred into the Fixed Strategy is considered the first day of the Fixed Strategy’s Strategy Term and the Strategy Term End Date will be the next Contract Anniversary. See "Performance Lock." The Fixed Strategy Rate that is applicable to the value transferred to the Fixed Strategy via a Performance Lock request is the Fixed Strategy Rate that was set at the beginning of the Contract Year in which the Performance Lock is made. See "Fixed Strategy Minimum Nonforfeiture Value" for information regarding the Minimum Nonforfeiture Value for the Fixed Strategy.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]	The Fixed Strategy is an investment option under the Contract that credits interest daily at a Fixed Strategy Rate. Nationwide declares Fixed Strategy Rates prior to each Strategy Term and the Fixed Strategy Rate is guaranteed for the Strategy Term for which it is declared. Fixed Strategy Rates are determined at the sole discretion of Nationwide, but Fixed Strategy Rates are guaranteed to be at least 0.25%. Fixed Strategy Rates may be different for newly issued Contracts than for existing Contracts or for Contracts with different issue dates.
Fixed Option Details, Term [Text Block]	The Fixed Strategy has one-year Strategy Terms. The initial Strategy Term begins on the Date of Issue and ends on the first Contract Anniversary. Thereafter, each subsequent Strategy Term begins on each Contract Anniversary and ends on the following Contract Anniversary. At least 30 days prior to a Strategy Term End Date, Nationwide will send a notification to the Contract Owner stating (i) the Strategies that will be available for investment; (ii) their respective Crediting Factors and their values for the upcoming Strategy Term, including the current Fixed Strategy Rate; and (iii) how to communicate the Contract Owner’s instructions to Nationwide (see "Actions on Strategy Term End Dates"). Information regarding the Fixed Strategy, including (i) its name; (ii) its Strategy Term; and (iii) its minimum guaranteed Fixed Strategy Rate, is available in "Appendix A: Investment Options Available Under the Contract."
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]	0.25%
Fixed Option Details, Transactions Subject to Contract Adjustments [Text Block]	The Fixed Strategy’s Strategy Value is equal to the amount allocated to the Fixed Strategy plus any interest credited. Withdrawals from the Fixed Strategy will reduce the value by the amount of the withdrawal (including any applicable CDSC, MVA and taxes). A negative MVA will reduce the amount of the withdrawal or full surrender, but the negative adjustment is limited to a value that would result in a full surrender value which is no less than the applicable minimum nonforfeiture value (see "Market Value Adjustment").
Fixed Option Details, Default Reallocation [Text Block]	A full transfer out of the Fixed Strategy Value is subject to minimum amounts required by state law. Nationwide guarantees that any full transfer out of the Fixed Strategy Value will be at least equal to the minimums required by state law.
Fixed Option Details, Other Material Features [Text Block]	Actions on Strategy Term End Dates General The following options are available at the end of a Strategy Term: •Allocate Contract Value in the maturing Strategy to the same Strategy for another Strategy Term (with the Crediting Factors that Nationwide declares for the upcoming Strategy Term), assuming that the Strategy is available for investment. •Transfer some or all of the Contract Value in the maturing strategy to another Strategy that is available for investment for a Strategy Term (with the Crediting Factors that Nationwide declares for the upcoming Strategy Term). At least 30 days prior to a Strategy Term End Date, Nationwide will send a notification to the Contract Owner stating (i) the Strategies that will be available for investment, (ii) their respective Crediting Factors and their values for the upcoming Strategy Term, and (iii) how to communicate the Contract Owner’s instructions to Nationwide. If Nationwide does not receive instructions from the Contract Owner prior to the close of business on the Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date), the Contract Value in the maturing Strategy will be reinvested in the same Strategy, but with the Crediting Factors that Nationwide declares for the upcoming Strategy Term. If the same Strategy is no longer available for investment, the Contract Value allocated to the maturing Strategy will be transferred to the Fixed Strategy for the upcoming Strategy Term. Transfers Between Strategies On a Strategy Term End Date, the Contract Owner may transfer, free of charge, Contract Value in the maturing Strategy to another Strategy that is available for investment. Except under the Performance Lock feature, transfers from a Strategy are not permitted other than on its Strategy Term End Date. Transfers into a Strategy are not permitted if its Strategy Term is ongoing. If the Strategy Term End Date is a Business Day, a transfer request must be received by the Service Center prior to the close of business on that Business Day. If Nationwide does not receive a transfer request prior to the close of business on that Business Day, the transfer will not occur. If the Strategy Term End Date is not a Business Day, a transfer request must be received by the Service Center at least one Business Day prior to the Strategy Term End Date. If Nationwide does not receive a transfer request at least one Business Day prior to the Strategy Term End Date, the transfer will not occur. Transfer requests may be submitted in writing to the Service Center and must be signed by the Contract Owner. At Nationwide’s discretion, it may accept transfer requests by telephone or, if available, by Internet. A transfer request will not be deemed to be received by the Service Center until it is in good order. To be in good order, the transfer request must identify: •the Contract number; •The date of the first day of the upcoming Strategy Term; •The Strategy (or Strategies) from which Contract Value is being transferred out; and •The Strategy (or Strategies) to which Contract Value is being transferred in. Upon a full transfer out of the Index Strategy(ies) that offers Index Strategy MNV, the following occurs: (1)For amounts transferred to investment options under the Contract where minimum nonforfeiture does not apply, the amount transferred to the investment options will be the greater of the Index Strategy Value applied proportionately or the Index Strategy MNV, applied proportionately. (2)For amounts transferred to the Fixed Strategy, the amount transferred will be the Index Strategy Value, applied proportionately, and the amount transferred to the Fixed Strategy MNV will be the Index Strategy MNV, applied proportionately. See "Fixed Strategy Minimum Nonforfeiture Value" and "Index Strategy Minimum Nonforfeiture Value." A full transfer out of the Fixed Strategy Value is subject to minimum amounts required by state law. Nationwide guarantees that any full transfer out of the Fixed Strategy Value will be at least equal to the minimums required by state law.
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Strategy
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%
Nationwide Defined Protection Annuity 2.0 | Fixed Strategy | Performance Lock
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Other Material Features [Text Block]	If there is no Contract Value allocated to the Fixed Strategy and Index Strategy Value is transferred into the Fixed Strategy under the Performance Lock feature, the date the Index Strategy Value is transferred into the Fixed Strategy is considered the first day of the Fixed Strategy’s Strategy Term and the Strategy Term End Date will be the next Contract Anniversary. See "Performance Lock." The Fixed Strategy Rate that is applicable to the value transferred to the Fixed Strategy via a Performance Lock request is the Fixed Strategy Rate that was set at the beginning of the Contract Year in which the Performance Lock is made.
Nationwide Defined Protection Annuity 2.0 | Protection Level 75
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Highest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]	25.00%
Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, Minimum Limit on Index Losses [Percent]	25.00%
Nationwide Defined Protection Annuity 2.0 | Protection Level 75 | Daily ISE Percentage
Item 3. Key Information [Line Items]
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]	25.00%
Early Withdrawal Risk [Line Items]
Risk, Maximum Loss Resulting from Negative Contract Adjustment [Percent]	25.00%
Nationwide Defined Protection Annuity 2.0 | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes.You can lose money by investing in this Contract. If you select an Index Strategy with a 90% Protection Level, you could lose 10% during a Strategy Term due to negative Index Performance. If you select a Strategy with a 95% Protection Level, you could lose 5% during a Strategy Term due to negative Index Performance. If you select a Strategy with a 100% Protection level, you could lose 0% during a Strategy Term due to negative Index Performance. At the Contract’s minimum Index Strategy Protection Level of 75%, you could lose 25% during a Strategy Term. See "Principal Risks."
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss An investment in this Contract is subject to the risk of loss. Each Strategy's defined downside protection, provided by its Protection Level, does not provide complete protection from loss. You may lose money, including a substantial amount of your principal investment and previously credited earnings. Your losses may be significant. At the Contract’s minimum Index Strategy Protection Level of 75%, you could lose up to 25% of your investment during a Strategy Term. During a Strategy Term, the Index Strategy Value is determined using an estimated present value of what the Index Strategy Value will be on the Strategy Term End Date. This method of calculating the Index Strategy Value could result in a loss during a Strategy Term even when the performance of the Index is positive. There is a risk of a substantial loss of your principal and previously earned Index Strategy Earnings, and the loss is realized if a Death Benefit is processed or if the Contract Owner takes a withdrawal, exercises a Performance Lock, begins Annuitization, or receives the Contract Value under the "Right to Examine and Cancel" provision. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." Withdrawals during the first six Contract Years may be subject to a CDSC and MVA which can result in the loss of principal and previously earned Index Strategy Earnings. After the sixth Contract Year, no withdrawals, including a full surrender, are subject to a CDSC or MVA.
Nationwide Defined Protection Annuity 2.0 | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No.● The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide designed the Contract to offer features, pricing, and investment options that encourage long-term ownership. See "Principal Risks."● If you withdraw money from the Contract within six years following the Contract’s issue date you may be assessed a CDSC, a negative MVA, taxes, and tax penalties. In addition, amounts withdrawn before the end of a Strategy Term may result in losses if the Daily ISE Percentage is negative, and the Daily ISE Percentage can be negative even when the Index Performance is positive. See "Principal Risks."● Withdrawals from an Index Strategy before the end of its Strategy Term will reduce the Index Strategy Basis in the same proportion that the Index Strategy Value is reduced (rather than on a dollar-for-dollar basis). The reduction to the Index Strategy Basis will be for the remainder of the Term, and the proportionate reduction may be greater than the dollar amount of the withdrawal. When the Index Strategy Basis is greater than the Index Strategy Value at the time of a withdrawal, a proportional reduction will reduce the Index Strategy Basis by more than the dollar amount of the withdrawal. See "Index Strategy Basis."● At the end of each Strategy Term, the Contract Value will be reallocated according to the Contract Owner’s instructions. The Contract Owner may: 1) allocate some or all of the Contract Value in the maturing Strategy to the same Strategy for another Strategy Term (with the Crediting Factors that we declare for the upcoming Strategy Term), assuming that the Strategy is available for investment; or 2) allocate some or all of the Contract Value in the maturing Strategy to another Strategy that is available for investment.If Nationwide does not receive instructions prior to the close of business on a Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date), the Contract Value in the maturing Strategy will be allocated to the same Strategy for another Strategy Term, but with the Crediting Factors that Nationwide declares for the upcoming Strategy Term. If the same Strategy is no longer available for investment, the Contract Value allocated to the maturing Strategy will be transferred to the Fixed Strategy for the upcoming Strategy Term. See "Actions on Strategy Term End Dates."
Nationwide Defined Protection Annuity 2.0 | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner. Each investment option (including the Fixed Strategy) has its own unique risks. Review the disclosures for the investment options before making an investment decision.● The Participation Rate may (when less than 100%) and the Strategy Spread will limit positive Index Performance (e.g., limited upside). Additionally, the Participation Rate may (when greater than 100%) and the Strategy Spread will increase losses when Index Performance is negative. This may result in the Contract Owner earning less than the Index Performance. For example:● Participation Rate. If the Index Performance is 12% at the end of a Strategy Term and the Participation Rate is 50% and the Strategy Spread is 0%, we will credit 6% at the end of the Strategy Term. If the Index Performance is -4% at the end of a Strategy Term and the Participation Rate is 150% and the Strategy Spread is 0%, we will credit -6% at the end of the Strategy Term (subject to the Protection Level).● Strategy Spread. If the Index Performance at the end of a 1-year Strategy Term is 12% and the Participation Rate is 100% and the Strategy Spread is 2%, we will credit 10% at the end of the Strategy Term. If the Index Performance is -4% at the end of a 1-year Strategy and the Participation Rate is 100% and the Strategy Spread is 2%, we will credit -6% at the end of the Strategy Term (subject to the Protection Level).● The Protection Level will limit negative Index Performance (e.g., limited protection in the case of market decline). The Protection Level is presented as a percentage and a higher Protection Level percentage provides more protection against loss than a lower Protection Level percentage.● For example, if the Adjusted Index Performance is -25% and the Protection Level is 90%, we will credit -10% (the amount of negative Index Performance up to the Protection Level) at the end of the Strategy Term.● The MSCI EAFE Index, S&P 500® Average Daily Risk Control 10% USD Price Return Index, and S&P 500® Index are "price return indexes," not "total return indexes," and therefore do not reflect dividends paid on the securities composing the Index. The BlackRock Select Factor Index and SG Macro Compass Index deduct fees and costs when calculating the Index Value. Price return indexes and the deduction of fees and costs will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.See "Principal Risks."
Nationwide Defined Protection Annuity 2.0 | Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Liquidity Risk The Contract is designed to be a long-term investment, not a short-term investment. Partial withdrawals or a full surrender may be taken at any time prior to the Annuitization Date or death of the Annuitant, but there may be negative consequences for doing so if the withdrawal amount exceeds the Remaining Free Withdrawal Amount. Withdrawals in excess of the Remaining Free Withdrawal Amount may be subject to a CDSC and a negative MVA, which will negatively impact the amount of your withdrawal. See "Market Value Adjustment." In addition, if amounts are withdrawn or fully surrendered from an Index Strategy before the end of a Strategy Term, including for a Performance Lock, payment of the Death Benefit or Annuitization, a loss may result if the Daily ISE Percentage is negative. The maximum potential loss from a negative Daily ISE Percentage is limited to the floor provided by the Protection Level. At the Contract’s minimum Index Strategy Protection Level of 75%, you could lose up to 25% of your investment during a Strategy Term due to the Daily ISE Percentage. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)." Any partial withdrawal or full surrender may also be subject to a 10% additional federal tax if taken before age 59½. This Contract may not be appropriate if you plan on taking partial withdrawals or a full surrender prior to age 59½. If you are invested in multiple Strategies at the time that you request a partial withdrawal, you cannot select the specific Strategy(ies) from which the partial withdrawal is to be taken. Your partial withdrawal will be allocated among all of your Strategies so that after the withdrawal is processed, the Strategy Values are allocated in the same proportion as before the withdrawal. This means that when you take a withdrawal you may be required to withdraw money from a Strategy that is performing negatively even if you have other Strategies performing positively at the time of the withdrawal. Nationwide may defer payment for a partial withdrawal or full surrender under this Contract for up to six months if the insurance regulatory authority of the state in which the Contract is issued approves such deferral. There are other circumstances under which Nationwide may delay the payment of partial withdrawals or full surrenders, as described in this prospectus. See "Withdrawals." It is not possible to take withdrawals or surrender the Contract on or after the Annuitization Date.
Nationwide Defined Protection Annuity 2.0 | Index-Linked Option Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Performance may cause you to realize investment losses. Your investment losses may be significant.
Index-Linked Option Risk, Index Risk [Text Block]	Risks Associated with the Indexes If you allocate money to an Index Strategy for a Strategy Term, the value of your investment will depend in part on the performance of the applicable Index or Indexes. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index (in the case of a market index) or in which the Index is invested (in the case of a mutual fund). The securities and instruments that impact the performance of the Indexes are subject to a variety of investment risks, many of which are complicated and interrelated. You will be exposed to those risks. These risks may affect capital markets generally, specific market segments, specific issuers, or specific asset types. If you invest in a Strategy that has an Index with higher investment risks, your investment in that Strategy indirectly exposes you to those higher investment risks. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the Contract. The historical performance of an Index or an Index Strategy does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Strategy Term. Each Index offered under the Contract is exposed to the following risks: •Equity Risk. Equity securities (e.g., common stocks) are subject to changes in value. The values of equity securities may be volatile and can be influenced by a number of factors, such as changes in (or perceived changes in) general capital markets, specific market segments, or specific issuers. •Issuer Risk. The prices of and the income generated by securities may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. •Large-Capitalization Company Risk. In general, large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. During different market cycles, the performance of large-capitalization companies has trailed the overall performance of the broader securities markets. •Market Risk. The Index may perform negatively over short periods due to short-term market movements and over longer periods during more prolonged market downturns. The prices of or the income generated by securities or other financial instruments may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, the value of securities or other financial instruments from one country or region may be negatively affected by developments in other countries and regions.
Nationwide Defined Protection Annuity 2.0 | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]	The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to lose money on your investment in the Contract. The historical performance of an Index or an Index Strategy does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Strategy Term.
Nationwide Defined Protection Annuity 2.0 | Index Substitution Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Index Substitution Risk The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term. However, Nationwide may substitute the Index during a Strategy Term in limited circumstances. Subject to any applicable regulatory approval, Nationwide may substitute the Index if any of the following events occur: (a) the Index is discontinued, (b) there is a substantial change to the calculation of the Index, (c) Index Values are unavailable, (d) Nationwide’s permission or license to use an Index is revoked, (e) Nationwide is unable to hedge risks associated with the Index, or for any other reason approved by a regulator with jurisdiction over the operation of the Contract. If Nationwide substitutes an Index, the new Index will be similar in composition to the old Index. Nationwide will seek to notify Contract Owners at least 30 days prior to substituting an Index for any Index Strategy in which they are invested. However, in the event that it is necessary to substitute on less than 30 days’ notice due to circumstances outside of Nationwide’s control, Nationwide will provide notice of the substitution as soon as practicable. A Contract Owner will have no right to reject the substitution of an Index. If Nationwide substitutes the Index for an Index Strategy in which a Contract Owner is invested, unless a Performance Lock is requested, the Contract Owner will not be permitted to transfer the Index Strategy Value until the end of the Strategy Term. See "Reinvestment Risk" above. If Nationwide substitutes the Index for an Index Strategy, the performance of the new Index may differ significantly from the performance of the old Index. This may negatively affect the Index Strategy Earnings applied to an Index Strategy.
Nationwide Defined Protection Annuity 2.0 | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the Contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Strategy), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in "Contacting the Service Center" section. See "Principal Risks."
Nationwide Defined Protection Annuity 2.0 | Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Risk The following describe various investment risks associated with the Contract: •When you invest in a Strategy, you have no rights in the Index to which the Strategy is linked. When the Index is a market index, you are not investing in the Index (which is impossible), and you have no rights with respect to the Index, the Index provider, or any aspect of the Index or any companies whose securities comprise the Index. When the Index is a mutual fund, you are not purchasing shares of a fund and you are not a shareholder or beneficial owner in the fund; you have no voting, dividend, liquidation, or other rights that would otherwise be attributed to shareholders or beneficial owners. Actual investment results as a shareholder or beneficial owner of the fund may differ. •You will be exposed to the investment risks associated with the Index linked to any Strategy you select. The performance of the Index Strategy will depend (in part) on the performance of its Index. The performance of the Index will be based on changes in the values of the securities or other assets that comprise the Index (in the case of a market index) or in which the Index is invested (in the case of a mutual fund). Such securities and other assets will be subject to a variety of investment risks, many of which are complicated and interrelated. You will be exposed to those risks. These risks may affect capital markets generally, specific market segments, specific issuers, or specific asset types. If you invest in a Strategy that has an Index with higher investment risks, your investment in that Strategy indirectly exposes you to those higher investment risks. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index Performance may cause you to realize investment losses. Your investment losses may be significant. For a description of particular investment risks to which the Indexes are subject, see "Risks Associated with the Indexes." •The historical performance of an Index or an Index Strategy does not guarantee future results. It is impossible to predict whether an Index or an Index Strategy will perform positively or negatively over the course of a Strategy Term. •Because the Indexes under the Contract are all comprised of, defined by, or invested in (at least in part) a collection of equity securities, each Index is exposed to market risk and issuer risk. Market risk is the risk that market fluctuations may cause the value of a security or asset to fluctuate, sometimes rapidly and unpredictably. Issuer risk is the risk that the value of an issuer’s securities may decline for reasons directly related to the issuer, as opposed to the market generally. •Index Performance is calculated by comparing the value of the Index between two specific points in time which means Index Performance may be negative or flat even if the Index performed positively for certain time periods between those two specific points in time. •When a Strategy is linked to the performance of a market Index, the Index’s methodology for calculating return may result in lower Index Performance, particularly over the course of time, and may lower a Strategy’s returns. In this regard: ❍Some Indexes calculate the return on component securities on a "price return" basis. The performance of a price return Index does not reflect any dividends or other distributions paid by component companies. The exclusion of dividends and other distributions results in lower Index Performance. ❍Some Indexes apply performance drags in the form of regular deductions from the value of the Index. Such deductions are generally intended to more closely align the performance of the Index with the performance of a managed portfolio that takes similar positions as the Index, as such a portfolio would be subject to costs of investing. Performance drags result in lower Index Performance. ❍Some Indexes are comprised of futures contracts and calculate return on such futures contracts on an "excess return" basis. Excess return calculations do not include any income from collateral associated with investments in futures contracts. The exclusion of collateral return results in lower Index Performance. ❍Some Indexes are comprised of foreign issuers and include exchange rate methodologies that may lower Index Performance. ❍The BlackRock Select Factor Index has underlying ETFs. The underlying ETFs are subject to management fees, other expenses, and transaction costs that negatively impact their performance and market prices and, consequently, negatively impact the performance of the Index. These negative impacts on performance are compounded by the performance drag deducted from Index Values as part of the Index's methodology. •See "Crediting Factors - Indexes" for additional information and risks related to Index methodologies. •When a Strategy is linked to the performance of a mutual fund, the fund’s management fees and other operating expenses, including transaction costs, will negatively impact Index Performance, particularly over the course of time, and will reduce a Strategy’s returns. See "Crediting Factors – Indexes." •In recent years, the financial markets have experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, the COVID-19 pandemic, geopolitical turmoil, rising inflation, changes in interest rates, and actions by governmental authorities. It is not possible to predict with certainty the future performance of the markets. •Nationwide relies on third-parties who sponsor, administer, or manage the Indexes to provide Nationwide with Index Values which are used to calculate the performance of the Index Strategies. In general, Index Values are to be provided to Nationwide each Business Day. However, there may be short or extended periods of time when Nationwide is not provided Index Values for an Index. This may occur for a variety of reasons that are not within Nationwide’s control, including severe market disruptions. If Nationwide is not provided with an Index Value, it will use the most recent Index Value provided to Nationwide when calculating the performance of the Index Strategies linked to the applicable Index. If Nationwide is provided an Index Value for a prior Business Day for which Nationwide was not originally provided an Index Value, Nationwide will take reasonable steps to recalculate impacted Contract Values and Contract transactions.
Nationwide Defined Protection Annuity 2.0 | Daily Index Strategy Earnings Percentage (Daily ISE Percentage) Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Daily Index Strategy Earnings Percentage (Daily ISE Percentage) Risk A Daily ISE Percentage is calculated separately for each Index Strategy in which Contract Value is allocated. The Daily Index Strategy Earnings Percentage is equal to the greater of the Protection Level minus 100% and the Daily Pre-Protection Level Index Strategy Earnings (ISE) Percentage. The Daily ISE Percentage is not directly related to the Index Performance (although performance of the Index impacts the Daily Pre-Protection Level ISE Percentage calculation) and the Daily ISE Percentage may be negative even when the performance of the Index is positive. The Daily ISE Percentage may result in a loss even when the performance of the Index has increased since the beginning of the Strategy Term. The Daily ISE Percentage is used to calculate Index Strategy Earnings during a Strategy Term, and if a Death Benefit is processed or if the Contract Owner takes a withdrawal, exercises a Performance Lock, begins Annuitization before the end of a Strategy Term, or, in some jurisdictions, cancels the Contract pursuant to the "Right to Examine and Cancel" provision, a loss may result if the Daily ISE Percentage is negative.
Nationwide Defined Protection Annuity 2.0 | Limited Growth Potential Risk (Strategy Spread and Participation Rate Risk)
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Limited Growth Potential Risk (Strategy Spread and Participation Rate Risk) When you invest in a Strategy, the growth (or upside) potential of your investment is not capped, but the Strategy Spread will reduce the upside potential of your investment. In addition, if the Participation Rate is less than 100%, the Participation Rate will also decrease the upside potential of your investment. As part of the process for calculating Index Strategy Earnings on the Strategy Term End Date, we calculate the Adjusted Index Performance (AIP), which is then used to calculate the Term End Index Strategy Earnings Percentage. The AIP is the percentage gain or loss in the Strategy Value at the end of the Strategy Term, calculated using the Crediting Factors applied to the Index Performance, prior to the application of any Protection Level. See "Index Strategy Earnings." The AIP is the Index Performance after the application of the Strategy Spread and the Participation Rate. The Strategy Spread represents an annualized percentage rate that, when greater than 0%, always has the effect of reducing the AIP at the end of the term, and indirectly impacts the Daily ISE Percentage. •When comparing Strategies with Strategy Terms that are the same length and all other Crediting Factors are the same, you should understand that a higher Strategy Spread is always more unfavorable to you than a lower Strategy Spread. •When determining the maximum impact that a Strategy Spread will have on your Index Performance, multiply the Strategy Spread by the number of years in the Strategy Term (e.g., if the Strategy Spread is 2% and the Strategy Term is 3 years, this will reduce the Index Performance (after it has been multiplied by the Participation Rate) by 6% at the end of the Strategy Term). See the "Strategy Spread" subsection in the "Index Strategies" section. •When comparing Strategies with Strategy Terms that differ in length, a higher Strategy Spread will always be more unfavorable to you on an annual basis, but the overall impact of a lower Strategy Spread over a multi-year Strategy Term may be more unfavorable to you than the overall impact of a higher Strategy Spread over a shorter Strategy Term. The Participation Rate represents the proportion of Index Performance that is reflected in the AIP and may have the effect of amplifying or decreasing the Index Performance. •If the Participation Rate is greater than 100%, there will be more upside potential when the Index Performance is positive but more downside potential when the Index Performance is negative (subject to the amount of downside protection provided by the Strategy’s Protection Level). •If the Participation Rate is less than 100%, there will be less upside potential when the Index Performance is positive but less downside potential when the Index Performance is negative (subject to the amount of downside protection provided by the Strategy’s Protection Level). •If the Participation Rate is equal to 100%, the Participation Rate will neither increase nor decrease the Index Performance. The Participation Rate for a Strategy Term is for the entire term and is not applied on an annual basis. The Participation Rate and the Strategy Spread may both be applied when calculating gains and losses for each Index Strategy. When a Strategy has both a Participation Rate less than 100% and a Strategy Spread greater than zero, the Participation Rate and Strategy Spread combine to reduce gains when Index Performance is positive. Additionally, when a Strategy has both a Participation Rate greater than 100% and a Strategy Spread greater than zero, the Participation Rate and Strategy Spread combine to increase losses when Index Performance is negative. Application of the Participation Rate and Strategy Spread will not cause the Index Strategy Earnings to drop below the floor protection provided by the Protection Level. When selecting a Strategy for investment, you should not select a Strategy based on any single Crediting Factor, including the Participation Rate or the Strategy Spread. While one Crediting Factor for a Strategy may be more or less favorable or attractive to you, the other Crediting Factors also impact whether that Strategy is appropriate for you based on your financial needs and goals. You should consult with a financial professional prior to selecting a Strategy for investment.
Nationwide Defined Protection Annuity 2.0 | Reinvestment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Reinvestment Risk Except in the limited circumstances under which we may substitute an Index, the Index, Strategy Term and Protection Level will not change for as long as we offer a Strategy. However, the Participation Rate and Strategy Spread may change from Strategy Term to Strategy Term. The Index Strategies available for a new Strategy Term may have different Crediting Factors, and we may add or remove the Index Strategies offered. You do not have the right to reject any Participation Rate or Strategy Spread that we declare for a future Strategy Term. If you do not wish to invest in any of the Strategies at some point in the future, your only option will be to fully surrender your Contract or annuitize your Contract (subject to limitations). A full surrender may be subject to a CDSC, MVA, a negative Daily ISE Percentage, and may also have negative tax consequences. The ability to transfer Contract Value among the Strategies is restricted. Except when exercising a Performance Lock, Contract Value allocated to a Strategy cannot be transferred until the end of the Strategy Term, even if Nationwide substitutes an Index during the Strategy Term, and Contract Value cannot be transferred into a Strategy while its Strategy Term is ongoing. This restricts the ability to react to changes in market conditions during a Strategy Term other than through withdrawals and by exercising the Performance Lock feature, which also has risks. You should consider whether the inability to reallocate Contract Value at any time is consistent with your financial needs. In order to transfer Strategy Value from a Strategy on the Strategy Term End Date to another Strategy that is available for investment, Nationwide must receive your transfer request prior to the close of business on the Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date). If Nationwide does not receive the transfer instructions by this time, the Contract Value will remain allocated to the currently elected Strategies using the Crediting Factors applicable for the upcoming Strategy Term. If an Index Strategy is not available for reinvestment, the entire Index Strategy Value allocated to the Index Strategy will be transferred to the Fixed Strategy.
Nationwide Defined Protection Annuity 2.0 | Risk of Changes to Participation Rate and or Strategy Spread
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Changes to Participation Rate and/or Strategy Spread Except in the limited circumstances under which we may substitute an Index, the Crediting Factors for a Strategy will not change for the duration of an ongoing Strategy Term. Also, except in the limited circumstances under which we may substitute an Index, the Index, Strategy Term and Protection Level will not change for as long as we offer a Strategy. However, the Participation Rate and Strategy Spread may change from Strategy Term to Strategy Term. Other than the guaranteed minimums and maximums associated with a Strategy’s Participation Rate and Strategy Spread, which will not change for the entire time that the Strategy is offered under the Contract, there is no guarantee that a Strategy’s current Participation Rate and Strategy Spread will remain the same while you own the Contract. You do not have the right to reject any Participation Rate or Strategy Spread that we declare for a future Strategy Term. If you do not wish to invest in any of the Strategies at some point in the future, your only option will be to fully surrender your Contract or annuitize your Contract (subject to limitations). A full surrender may be subject to a CDSC and an MVA. A full surrender may also have negative tax consequences. You should evaluate whether our ability to change the Participation Rate and Strategy Spread, and your inability to reject such changes, is consistent with your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate for you based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described throughout this prospectus.
Nationwide Defined Protection Annuity 2.0 | Performance Lock Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Performance Lock Risk The Performance Lock feature provides the Contract Owner with a one-time transfer during a Strategy Term of the full Index Strategy Value to the Fixed Strategy. A Performance Lock can only be exercised when an Index Strategy’s Index Strategy Value exceeds its Strategy Basis multiplied by its Protection Level. This means that a Performance Lock is available for an Index Strategy so long as the Daily Pre-Protection Level ISE Percentage is greater than the floor provided by the Protection Level for that Strategy. If a Contract Owner exercises the Performance Lock feature, the Index Strategy Value transferred to the Fixed Strategy will be the Index Strategy Value at the end of the Business Day on which the Performance Lock request is received by Nationwide. If the Performance Lock request is received by Nationwide on a day that is not a Business Day, or after the close of a Business Day, Nationwide will use the next Business Day’s Index Strategy Value. If a Performance Lock is requested but the Index Strategy Value falls below the Strategy Basis multiplied by its Protection Level at the close of the Business Day on which the transfer is to occur, the Performance Lock will not be exercised. Amounts transferred under the Performance Lock feature from an Index Strategy to the Fixed Strategy before the end of a Strategy Term are subject to a loss if the Daily ISE Percentage is negative. Once the money is transferred to the Fixed Strategy it cannot be transferred out of the Fixed Strategy until the end of the Fixed Strategy’s Strategy Term (which would be the next Contract Anniversary). A Contract Owner should consider the following risks related to the Performance Lock feature: •The Performance Lock feature can only be used once during an Index Strategy’s Strategy Term and only the full Index Strategy Value can be transferred. Performance Lock requests for partial amounts of Index Strategy Value will not be accepted. Once a Performance Lock request is received by Nationwide, it may not be revoked. •Because the Index Strategy Value will not be calculated until the end of the Business Day that the Contract Owner’s Performance Lock request is received, the Contract Owner will not know the Index Strategy Value at the time they decide to lock in that value. •While a Contract Owner will earn interest in the Fixed Strategy at the Fixed Strategy Rate, once a Performance Lock for an Index Strategy is exercised, the Contract Owner will no longer participate in the Index Strategy’s performance even if the Index Strategy performs positively. •Nationwide does not provide advice or notify Contract Owners regarding whether they should exercise the Performance Lock feature or the optimal time for doing so, if one exists. Contract Owners bear the risk that they will fail to exercise the Performance Lock at the optimal time during a Strategy Term. •Contract Owners also bear the risk that they will exercise the Performance Lock at a time during a Strategy Term when they miss out on gains that occur after the Performance Lock, or lock in losses that would not have occurred had the Performance Lock been exercised at a later date or not at all. Nationwide is not responsible for any losses related to a decision whether or not to exercise a Performance Lock. It is impossible to know with certainty whether or not a Performance Lock should be exercised. •Nationwide is not responsible for any losses related to a decision whether or not to exercise a Performance Lock. It is impossible to know with certainty whether or not a Performance Lock should be exercised. You may obtain information about your current Index Strategy Value(s) by contacting your financial professional or our Service Center. Because of the risks described herein, you should speak to your financial professional before exercising a Performance Lock.
Nationwide Defined Protection Annuity 2.0 | Investment Risk During the Right to Examine Period
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Risk During the Right to Examine Period Under state insurance laws, a Contract Owner has the right, during a limited period of time, to examine the Contract and decide to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the Date of Issue. If the Contract Owner elects to cancel the Contract pursuant to the free look provision, Nationwide will cancel the Contract and, in most jurisdictions, the Purchase Payment, less any withdrawals from the Contract (including any CDSC, MVA and Daily ISE Percentage applied to those withdrawals, will be refunded. Otherwise, where required by law, Nationwide will return the Contract Value as of the date of the cancellation, less any applicable federal and state income tax withholding. If the Contract Value is returned, there is a risk that the performance of the Index Strategies will decrease the Contract Value during the free look period and the Contract Value will be less than the Purchase Payment.
Nationwide Defined Protection Annuity 2.0 | Nationwide's Financial Strength and Claims Paying Ability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Nationwide’s Financial Strength and Claims Paying Ability Risk Nationwide’s general account assets support its obligations under the Contract and are subject to claims by its creditors. As such, guarantees under the Contract are subject to Nationwide’s financial strength and claims-paying ability. There is a risk that Nationwide may default on those guarantees. Contract Owners need to consider Nationwide’s financial strength and claims-paying ability in meeting its guarantees under the Contract. To request additional information about Nationwide, contact the Service Center.
Nationwide Defined Protection Annuity 2.0 | Cyber Security Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cyber Security Risk Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses and administer the contract (e.g., calculate Contract Values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, Index providers, intermediaries, and service providers may adversely affect Nationwide and Contract Values. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers or intermediaries will avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that Contract administration or Contract Values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Defined Protection Annuity 2.0 | Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Continuity Risk Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contracts. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide Defined Protection Annuity 2.0 | Participation Rate Return Limit [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Participation Rate Each Index Strategy has a Participation Rate which is a percentage that represents the proportion of the Index Performance used in the calculation of the AIP. The Participation Rate applies to both positive and negative Index Performance and may limit positive Index Performance or amplify negative Index Performance. The Participation Rate is presented as a percentage greater or less than, or equal to, 100% (e.g., 50% or 150%). The Participation Rate for a Strategy Term is for the entire term and is not applied on an annual basis. The Participation Rate may have the effect of increasing gains or losses (or neither) as follows: •If the Participation Rate is greater than 100%, it will increase the upside potential when the Index Performance is positive. For example, if the Participation Rate is 150%, it will multiply any positive Index Performance by 150%. A Participation Rate greater than 100% also increases your downside risk. For example, if your Participation Rate is 150%, we will multiply any negative Index Performance by 150% (subject to any applicable defined downside protection). •If the Participation Rate is equal to 100%, it will neither increase nor decrease your upside potential or downside risk. •If the Participation Rate is less than 100%, it will decrease your upside potential when the Index Performance is positive. For example, if your Participation Rate is 90%, we will apply only 90% of the positive Index Performance. A Participation Rate lower than 100% also decreases your downside risk when Index Performance is negative. For example, if your Participation Rate is 90%, we will only apply 90% of the negative Index Performance (subject to any applicable defined downside protection). The Participation Rate for an Index Strategy will not change for the duration of a Strategy Term. However, the Participation Rate may change for future Strategy Terms. The Participation Rate for a particular Strategy Term may be different for newly issued Contracts than for existing Contracts. The Participation Rate for a Strategy is guaranteed to never be lower than the applicable "Minimum Participation Rate." Each Strategy has its own Minimum Participation Rate, which will never be less than 5%. Current Participation Rates can be found at the following website: https://www.nationwide.com/campaigns/defined-protection-2-current-rates. A Participation Rate will never be less than 5%. Example: The table below illustrates the impact of the Participation Rate on the AIP, which is effectively the Index Performance adjusted for the Participation Rate and Strategy Spread but before the application of the floor protection provided by the Protection Level. The formula for the AIP may be found under "Term End Index Strategy Earnings."
Index Performance	Participation Rate	Adjusted Index Performance (Assuming 0% Strategy Spread)
+10%	125%	+12.5%
+10%	100%	+10%
+10%	50%	+5%
+10%	15%	+1.5%
-10%	125%	-12.5%
-10%	100%	-10%
-10%	50%	-5%
-10%	15%	-1.5%
	Index Strategies with lower Protection Levels generally offer higher Participation Rates providing Contract Owners who are willing to accept more risk with the potential for more participation in the Index Performance. Contract Owners should discuss their risk tolerance and investment objectives with their financial professionals.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | Participation Rate Return Limit [Member] | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Participation Rate acts as a multiplier because it has the effect of multiplying the Index Performance, positive or negative. If the Participation Rate is greater than 100%, it increases upside potential while also increasing risk of loss. Conversely, if the Participation Rate is lower than 100%, it decreases upside potential while also decreasing risk of loss. For example, if the Index Performance at the end of a Strategy Term is 10% and the Participation Rate is 50% and the Strategy Spread is 0%, we will credit 5% at the end of a Strategy Term, meaning your Contract Value in that Index Strategy will increase by 5%. While Participation Rates may be set above 100%, the Minimum Participation Rate guaranteed for the life of the Contract is 5%. Application of the Participation Rate will not cause an Index Strategy Earnings to drop below the floor protection provided by the Protection Level.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example, if the Index Performance at the end of a Strategy Term is 10% and the Participation Rate is 50% and the Strategy Spread is 0%, we will credit 5% at the end of a Strategy Term, meaning your Contract Value in that Index Strategy will increase by 5%. While Participation Rates may be set above 100%, the Minimum Participation Rate guaranteed for the life of the Contract is 5%. Application of the Participation Rate will not cause an Index Strategy Earnings to drop below the floor protection provided by the Protection Level.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Participation Rate may (when less than 100%) and the Strategy Spread will limit positive Index Performance (e.g., limited upside). Additionally, the Participation Rate may (when greater than 100%) and the Strategy Spread will increase losses when Index Performance is negative. This may result in the Contract Owner earning less than the Index Performance. For example:● Participation Rate. If the Index Performance is 12% at the end of a Strategy Term and the Participation Rate is 50% and the Strategy Spread is 0%, we will credit 6% at the end of the Strategy Term. If the Index Performance is -4% at the end of a Strategy Term and the Participation Rate is 150% and the Strategy Spread is 0%, we will credit -6% at the end of the Strategy Term (subject to the Protection Level).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	Participation Rate. If the Index Performance is 12% at the end of a Strategy Term and the Participation Rate is 50% and the Strategy Spread is 0%, we will credit 6% at the end of the Strategy Term. If the Index Performance is -4% at the end of a Strategy Term and the Participation Rate is 150% and the Strategy Spread is 0%, we will credit -6% at the end of the Strategy Term (subject to the Protection Level).
Nationwide Defined Protection Annuity 2.0 | Protection Level
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	75.00%
Nationwide Defined Protection Annuity 2.0 | Strategy Spread Rate
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology Example [Text Block]	Strategy Spread The Strategy Spread is an annualized percentage used as a deduction in the calculation of a Strategy’s AIP. A Strategy Spread greater than 0% always has the effect of reducing a Strategy’s performance (subject to any applicable defined downside protection). For example, if the Index Performance is 12% at the end of a 1-year Strategy Term and the Participation Rate is 100% and the Strategy Spread is 2%, Nationwide will credit 10% at the end of the Strategy Term, meaning your Contract Value will increase by 10%. A Strategy will never have a Strategy Spread lower than 0%. With all other Crediting Factors being equal, a Strategy Spread allows Nationwide to offer a higher Participation Rate for a Strategy than what would be offered on the same Strategy without the Strategy Spread. The Strategy Spread will not change for the duration of a Strategy Term. However, we may change a Strategy’s Strategy Spread for future Strategy Terms. The Strategy Spread is guaranteed to never be greater than the applicable maximum Strategy Spread. For each Index Strategy, the maximum Strategy Spread guaranteed for the life of the Contract, is the initial Strategy Spread when that Strategy was first made available to that Contract plus 2%. To calculate the Strategy Spread’s impact at the end of a Strategy Term, it is multiplied by the Elapsed Term. For example, a 2% Strategy Spread on a 3-year Strategy Term will reduce earnings calculated at the end of the Strategy Term by 6% (subject to the downside protection of the Protection Level). A Strategy Spread can result in negative Index Strategy Earnings even if you have positive Index performance. See "Limited Growth Potential Risk (Strategy Spread and Participation Rate Risk)" for additional risk information about the Strategy Spread. Current Strategy Spreads can be found at the following website: https://www.nationwide.com/campaigns/defined-protection-2-current-rates. A Strategy Spread will never be greater than the initial Strategy Spread when that Strategy was first made available to that Contract plus 2%. Examples: The table below illustrates the impact of the Strategy Spread on a Strategy with a one-year Strategy Term and varying Participation Rates. The Strategy Spread and Participation Rates are used to calculate the Adjusted Index Performance (AIP), which is effectively the Index Performance adjusted for the Participation Rate and Strategy Spread but before the application of the floor protection provided by the Protection Level. The Index Performance is first multiplied by the applicable Participation Rate, and then the Strategy Spread is deducted. The table assumes the AIP is calculated at the end of the Strategy Term. See "Term End Index Strategy Earnings."
Index Performance	Participation Rate	Strategy Spread	Adjusted Index Performance
+5%	100%	2%	+3.0%
+1%	100%	2%	-1.0%
-5%	100%	2%	-7.0%
+5%	50%	2%	0.5%
+1%	50%	2%	-1.5%
-5%	50%	2%	-4.5%
+5%	150%	2%	5.5%
+1%	150%	2%	-0.5%
-5%	150%	2%	-9.5%
	Index Strategies with a Strategy Spread generally offer higher Participation Rates providing Contract Owners who are willing to accept the impact of the Strategy Spread to the Index Performance with the potential for more participation in the Index Performance. Contract Owners should discuss their risk tolerance and investment objectives with their financial professionals.
Index-Linked Option [Line Items]
Index-Linked Option Available, Lowest Limit on Gains [Percent]	9.00%
Nationwide Defined Protection Annuity 2.0 | Strategy Spread Rate | Postive Return [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Limits Positive Return [Text Block]	The Strategy Spread is an annualized percentage used as a deduction in the calculation of gains and losses. The Strategy Spread operates to negatively impact the Index Performance of the Strategy. This means it will reduce gains and potentially increase losses. For example: •If the Index Performance at the end of a 1-year Strategy Term is 10%, the Participation Rate is 100%, and the Strategy Spread is 2%, we will credit 8% at the end of the Strategy Term, meaning your Contract Value will increase by 8%. •If the Index Performance at the end of a 1-year Strategy Term is -5%, the Participation Rate is 100%, the Strategy Spread is 2%, and the Protection Level is 90%, we will credit -7% at the end of the Strategy Term, meaning your Contract Value will decrease by -7%. •If the Index Performance at the end of a 1-year Strategy Term is -9%, the Participation Rate is 100%, the Strategy Spread is 2%, and the Protection Level is 90%, we will credit -10% at the end of the Strategy Term, meaning your Contract Value will decrease by -10%. The Strategy Spread can result in losses under a Strategy even if the linked Index has increased in value; however, application of the Strategy Spread will not cause the performance of an Index Strategy to drop below the floor protection provided by the Protection Level. For each Index Strategy, the maximum Strategy Spread guaranteed for the life of the Contract, is the initial Strategy Spread when that Strategy was first made available to that Contract plus 2%. The maximum Strategy Spread guaranteed for any Index Strategy we may offer under the Contract at any time is 9%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]	For example: •If the Index Performance at the end of a 1-year Strategy Term is 10%, the Participation Rate is 100%, and the Strategy Spread is 2%, we will credit 8% at the end of the Strategy Term, meaning your Contract Value will increase by 8%. •If the Index Performance at the end of a 1-year Strategy Term is -5%, the Participation Rate is 100%, the Strategy Spread is 2%, and the Protection Level is 90%, we will credit -7% at the end of the Strategy Term, meaning your Contract Value will decrease by -7%. •If the Index Performance at the end of a 1-year Strategy Term is -9%, the Participation Rate is 100%, the Strategy Spread is 2%, and the Protection Level is 90%, we will credit -10% at the end of the Strategy Term, meaning your Contract Value will decrease by -10%. The Strategy Spread can result in losses under a Strategy even if the linked Index has increased in value; however, application of the Strategy Spread will not cause the performance of an Index Strategy to drop below the floor protection provided by the Protection Level. For each Index Strategy, the maximum Strategy Spread guaranteed for the life of the Contract, is the initial Strategy Spread when that Strategy was first made available to that Contract plus 2%. The maximum Strategy Spread guaranteed for any Index Strategy we may offer under the Contract at any time is 9%.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]	The Participation Rate may (when less than 100%) and the Strategy Spread will limit positive Index Performance (e.g., limited upside). Additionally, the Participation Rate may (when greater than 100%) and the Strategy Spread will increase losses when Index Performance is negative. This may result in the Contract Owner earning less than the Index Performance. For example:● Participation Rate. If the Index Performance is 12% at the end of a Strategy Term and the Participation Rate is 50% and the Strategy Spread is 0%, we will credit 6% at the end of the Strategy Term. If the Index Performance is -4% at the end of a Strategy Term and the Participation Rate is 150% and the Strategy Spread is 0%, we will credit -6% at the end of the Strategy Term (subject to the Protection Level).● Strategy Spread. If the Index Performance at the end of a 1-year Strategy Term is 12% and the Participation Rate is 100% and the Strategy Spread is 2%, we will credit 10% at the end of the Strategy Term. If the Index Performance is -4% at the end of a 1-year Strategy and the Participation Rate is 100% and the Strategy Spread is 2%, we will credit -6% at the end of the Strategy Term (subject to the Protection Level).
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]	Strategy Spread. If the Index Performance at the end of a 1-year Strategy Term is 12% and the Participation Rate is 100% and the Strategy Spread is 2%, we will credit 10% at the end of the Strategy Term. If the Index Performance is -4% at the end of a 1-year Strategy and the Participation Rate is 100% and the Strategy Spread is 2%, we will credit -6% at the end of the Strategy Term (subject to the Protection Level).
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	American Funds® The Growth Fund of America®-Class F-3 (Ticker: GAFFX) Investment Objective The investment objective of the American Funds® The Growth Fund of America®-Class F-3 is to provide growth of capital. Principal Investment Strategies The American Funds® The Growth Fund of America®-Class F-3 invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund invests primarily in common stocks of large and mid-capitalization issuers. The fund may invest up to 25% of its assets outside the United States. The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers. The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. Investment Adviser Capital Research and Management Company (CRMC). CRMC is not affiliated with Nationwide. Calculation of Index Values Index Values for the American Funds® The Growth Fund of America®-Class F-3 will be reported to Nationwide by the fund’s investment adviser. Index Values will be calculated on a total return basis, reflecting the fund’s net asset value per share (Class F-3) and reinvestment of dividends and other distributions. Fees and Expenses The American Funds® The Growth Fund of America®-Class F-3 is subject to management fees and other operating expenses. Class F-3 shares are not subject to distribution and/or service (12b-1) fees. The total annual fund operating expenses for Class F-3 shares were 0.29% as of the prospectus dated November 1, 2025. The fund also pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, affect the fund’s investment results. During the fund’s fiscal year ended August 31, 2025, the fund’s portfolio turnover rate was 32% of the average value of its portfolio. The fees, expenses, and costs of the American Funds® The Growth Fund of America®-Class F-3 are not deducted from your Contract. However, if you select a Strategy linked to the American Funds® The Growth Fund of America®-Class F-3, the fund’s fees, expenses, and costs will negatively impact Index Values, particularly over the course of time, and will reduce the Strategy’s returns. Additional Information Additional information about the American Funds® The Growth Fund of America®-Class F-3 is available on the SEC’s website at www.sec.gov and copies of that information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the American Funds® The Growth Fund of America®-Class F-3 is 002-14728, Class Id. C000180003. Please note that such information is not prepared by Nationwide and is generally intended for shareholders. You will not be a shareholder or beneficial owner of the American Funds® The Growth Fund of America®-Class F-3 by investing in a Strategy linked to the American Funds® The Growth Fund of America®-Class F-3. Actual investment results as a shareholder or beneficial owner of the fund may differ. You may also request additional information about the American Funds® The Growth Fund of America®-Class F-3 from Nationwide or your financial professional.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	American Funds® The Growth Fund of America®-Class F-3
Annual Return [Percent]														20.30%	28.80%	37.70%	(30.50%)	19.70%	38.30%	28.50%	(2.60%)	19.90%
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	AMERICAN FUNDS® THE GROWTH FUND OF AMERICA®- Class F-3 The Index Strategies linked to The Growth Fund of America® from American Funds® are not market indexes. They are based on a retail mutual fund whose investment returns are used to determine the performance of the associated Index Strategies. You will not become a shareholder of the mutual fund by investing in the Index Strategies, nor will you have any voting, dividend, liquidation, or any other rights typically afforded to the mutual fund’s shareholders. Actual investment results as a shareholder of the mutual fund may differ. American Funds’ The Growth Fund of America and its trademarks and data have been licensed for use by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc. ("Capital Group") or an affiliated company or fund. All other company and product names mentioned are the property of their respective companies. This Product is not sponsored, endorsed, recommended, offered, sold, issued or promoted by Capital Group or any of its affiliates, or any of their respective third-party licensors. Capital Group has no obligation or liability in connection with the administration or marketing of this Product. Capital Group makes no representation or warranty, express or implied, to the owners of this Product or any member of the public regarding the suitability or advisability of investing in this Product or any Index Strategy. Capital Group has not prepared any part of this document and no statements made herein should be attributed to Capital Group. The Product is not an investor in The Growth Fund of America, and The Growth Fund of America is managed by Capital Group without regard to Nationwide or the Product. Capital Group is not an investment adviser to, and owes no fiduciary duty to, Nationwide, the Product, or the owners of the Product. Capital Group is under no obligation to continue managing or sponsoring The Growth Fund of America and may change its investment strategies, portfolio management team, portfolio investments, or other features at any time without regard to Nationwide or the Product. Past performance of The Growth Fund of America is not an indication or guarantee of future results, and there can be no assurance that The Growth Fund of America will provide positive investment returns. More information about the investment strategies and risks of The Growth Fund of America can be found in The Growth Fund of America’s prospectus. Neither this document nor any other efforts by Nationwide or its affiliates to administer or market this Product or the Index Strategies associated with The Growth Fund of America is, or is intended to be, an offer to purchase shares of or otherwise invest in The Growth Fund of America.
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	American Funds® The Growth Fund of America®-Class F-3 (Ticker: GAFFX) •Growth-Oriented Stock Style Risk. Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. •Income-Oriented Stock Style Risk. The value of and the income produced by common stocks or other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the issuers of such securities. •Mid- or Small-Capitalization Company Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. All of the risks associated with mid-capitalization companies are magnified with respect to small-capitalization companies. •Mutual Fund Management Risk. Indexes that are mutual funds are managed by the fund’s investment adviser. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives. •Mutual Fund Fees and Expenses Risk. Indexes that are mutual funds are subject to management fees and other expenses, including transaction costs, that negatively impact fund performance. The fund’s fees, expenses, and costs are not deducted from your Contract. However, the fund’s fees, expenses, and costs will negatively impact Index Values, particularly over the course of time, and will reduce the Strategy’s returns. A fund’s operating expenses and transaction costs will vary from year-to-year. Fund fees and expenses, potentially together with the Strategy Spread and Participation Rate under a Strategy, increase your risk of loss, subject to the downside protection provided by the Strategy. •Non-U.S. Securities Risk. Securities and other financial instruments of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities and other financial instruments tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities or instruments are tied economically. These securities or other financial instruments may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities or other financial instruments may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of such securities or instruments. Non-U.S. markets may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement, which could negatively impact liquidity. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Mutual Fund
Index-Linked Option Available, Tracked Index [Text Block]	American Funds®The Growth Fundof America®-Class F-3[1,2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Mutual Fund
Index-Linked Option Available, Tracked Index [Text Block]	American Funds®The Growth Fundof America®-Class F-31,2,
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Mutual Fund
Index-Linked Option Available, Tracked Index [Text Block]	American Funds®The Growth Fundof America®-Class F-3[1,2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Mutual Fund
Index-Linked Option Available, Tracked Index [Text Block]	American Funds®The Growth Fundof America®-Class F-3[1,2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Mutual Fund
Index-Linked Option Available, Tracked Index [Text Block]	American Funds®The Growth Fundof America®-Class F-3[1,2]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Mutual Fund
Index-Linked Option Available, Tracked Index [Text Block]	American Funds®The Growth Fundof America®-Class F-3[1,2]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Nationwide Defined Protection Annuity 2.0 | American Funds The Growth Fund of America | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	BlackRock Select Factor Index (Ticker: BSELFCTX) Summary The BlackRock Select Factor Index is designed to provide diversified, multi-asset exposure, while seeking to maintain a target volatility. The Index has dynamic exposure (as discussed further below) to up to eight ETFs that are actively traded on a U.S. stock exchange (NYSE Arca), including up to five ETFs that invest in equities ("Equity ETFs"), up to two ETFs that invest in fixed income instruments ("Fixed Income ETFs"), and up to one ETF against which the Index may take a short position ("Hedged ETF") in order to partially hedge its exposure to equity markets. The Index also has a cash constituent. Each Equity ETF tracked by the Index emphasizes one of the following equity strategies: •Value – Stocks with lower valuations based on fundamentals •Momentum – Stocks exhibiting strong recent price trends •Quality – Stocks with strong and stable balance sheets •Size – Stocks of relatively smaller, more nimble companies •Minimum Volatility – Stocks with lower levels of historical volatility Each Fixed Income ETF tracked by the Index primarily invests in U.S. Treasury obligations, one investing in short-term bonds and the other investing in long-term bonds. The Index is considered to be "dynamic" because the Index adjusts its market exposures in response to changing market conditions. All such adjustments are performed pursuant to a rules-based methodology. The Index adjusts its market exposures primarily by changing the target weightings of the ETFs that the Index tracks. In general, when markets are volatile, the Index reduces its exposure to the U.S. equity market (generally by reducing the target weightings of the Equity ETFs) and shifts its fixed income exposure from short-term bonds to long-term bonds (by changing the target weightings among the Fixed Income ETFs). Conversely, when markets are more favorable, the Index increases its exposure to the U.S. equity market (generally by increasing the target weightings of the Equity ETFs) and shifts its fixed income exposure from long-term bonds to short-term bonds (by changing the target weightings among the Fixed Income ETFs). Similarly, the Index may adjust the weighting of its short position on the Hedged ETF or the cash component in response to changing market conditions. The performance of the Index reflects the reinvestment of ETF dividends back into the Index after the close of trading on the ex-dividend date. Return generated from the Index’s exposure to cash is included in the return of the Index. Blackrock Index Services, LLC ("BIS") is the index provider for this Index. BIS is not affiliated with Nationwide. Underlying ETFs General BlackRock Fund Advisors ("BFA") serves as the investment adviser for each underlying ETF. Each ETF seeks to track the investment results of a particular market index. BFA uses a representative sampling indexing strategy to manage each ETF. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the applicable market index. BFA is not affiliated with either Nationwide or the index providers for the ETFs’ underlying indexes. Nor is Nationwide affiliated with any of the index providers for the ETFs’ underlying indexes. BFA and BIS are affiliates. Information about the Equity ETFs Provided below is a brief description of the five Equity ETFs. Each Equity ETF seeks to track the investment results of a variant index of the MSCI USA Index. MSCI Inc. is the index provider for the MSCI USA Index and the variant indexes. The MSCI USA Index is a weighted index that includes U.S. large- and mid- capitalization stocks, as defined by MSCI Inc. As of February 28, 2025, the MSCI USA Index had 589 component companies with a capitalization range (from largest to smallest) of approximately $3.7 trillion to $4.3 billion. The stocks included in each variant index are selected from the stocks included in the broader MSCI USA Index (except for the variant MSCI USA Low Size Index, which includes all the stocks from the MSCI USA Index, as discussed further below). •iShares MSCI USA Momentum Factor ETF: This ETF seeks to track the investment results of the MSCI USA Momentum SR Variant Index, a weighted index composed of stocks exhibiting relatively higher price momentum characteristics. In general, momentum stocks are stocks that exhibit strong recent price trends. The MSCI USA Momentum SR Variant Index selects stocks based on the stocks’ momentum scores. MSCI Inc. calculates momentum scores by analyzing the stocks’ excess returns and deviations in weekly returns over historical periods •iShares MSCI USA Quality Factor ETF: This ETF seeks to track the investment results of the MSCI USA Sector Neutral Quality Index, a weighted index composed of stocks with quality characteristics as identified through certain fundamental metrics. The MSCI USA Sector Neutral Quality Index selects stocks that exhibit certain higher quality characteristics (i.e., high return on equity, low earnings variability, and low leverage) relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. •iShares MSCI USA Size Factor ETF: This ETF seeks to track the investment results of the MSCI USA Low Size Index, a weighted index that emphasizes relatively smaller average market capitalizations within the capitalization range of the MSCI USA Index. The MSCI USA Low Size Index includes all stocks in the MSCI USA Index, and is therefore comprised of only large- and mid-capitalization stocks. However, the MSCI USA Low Size Index reweights the stocks such that the weightings of the companies on the lower end of the capitalization range are greater than the companies on the higher end of the capitalization range. •iShares MSCI USA Min Vol Factor ETF: This ETF seeks to track the investment results of the MSCI USA Minimum Volatility (USD) Index, a weighted index composed of stocks that, in the aggregate, have lower volatility characteristics relative to the U.S. large- and mid-cap equity market. The MSCI USA Minimum Volatility (USD) Index selects stocks using a rules-based methodology that is designed to construct a portfolio with the lowest absolute volatility. "Lowest absolute volatility" is measured by MSCI Inc. using a multi-factor risk model and an optimization tool that aims to determine the least volatile index composition based on the projected market risk of the securities in the MSCI USA Index and certain weighting constraints. Information about the Fixed Income ETFs Provided below is a brief description of the two Fixed Income ETFs. Each Fixed Income ETF seeks to track the investment results of an index that measures the performance of public obligations of the U.S. Treasury within a range of remaining maturities. The index provider for these indexes is ICE Data Indices, LLC or its affiliates. •iShares 1-3 Year Treasury Bond ETF: This ETF seeks to track the investment results of the ICE U.S. Treasury 1-3 Year Bond Index, which is composed of U.S. Treasury bonds with remaining maturities between one and three years •iShares 20+ Year Treasury Bond ETF: This ETF seeks to track the investment results of the ICE U.S. Treasury 20+ Year Bond Index, which is composed of U.S. Treasury bonds with remaining maturities greater than 20 years. Information about the Hedged ETF As discussed under "Volatility Control" immediately below, the Index may partially hedge its exposure to the U.S. equity market by taking a short position against the iShares Core S&P 500® ETF. This ETF seeks to track the investment results of the S&P 500® Index. Please see the description of the S&P 500® Index later in this section for information about that index. The Index creates this short position by assigning a negative weighting to the Hedged ETF within the Index’s equity allocation. In general, when the Hedged ETF is negatively weighted within the Index’s equity allocation: •The value of the Index’s equity position will be lower when the Hedged ETF performs positively, and •The value of the Index’s equity position will be higher when the Hedged ETF performs negatively. The impact on the value of the Index’s equity position will be proportionate to the Hedged ETF’s negative weighting. In the most defensive market state, the negative weighting is set to a target weight of -50%. In a neutral market state, the negative weighting is set to a target weight of -33.33%. In an aggressive market state, the negative weighting is set to a target weight of 0%. To the extent that the target weighting is less than 0%, this Index will not be fully participating in any equity market growth. Volatility Control The Index seeks to maintain a target annualized volatility of 5%. In accordance with its rules, the Index may manage volatility by dynamically adjusting the target weightings of (i) the Equity ETFs and Fixed Income ETFs, (ii) the cash component, and (iii) the short position against the Hedged ETF as discussed in this section. Depending on market conditions, the Index’s target weighting for its cash component may be greater than its target weightings for its other components. Weighting and Rebalancing On a monthly basis, as part of the Index’s dynamic adjustments, the Index computes the target weightings of the Equity ETFs based on its rule-based methodology reflecting factors such as (i) the current stage of the economic cycle (i.e., contraction, expansion, recovery, or slowdown), (ii) the extent to which an Equity ETF offers attractive value (based on market prices of underlying stocks) relative to underlying fundamentals (based on financial reporting metrics of constituent companies); and (iii) the extent to which daily adjusted returns demonstrate above-market price momentum. Any changes to the Equity ETFs’ target weightings are introduced in equal increments over a rebalancing period that generally extends for 10 business days. On a daily basis, the Index uses market signals derived from the high-yield bond market to compute the target weightings of the Fixed Income ETFs and the Index’s short position against the Hedged ETF. Changes to these target weightings are introduced in equal increments over a period that generally extends for 5 business days. The Index also uses these market signals to maintain the Index’s volatility control overlay on a daily basis. The resulting adjustments for the volatility control overlay are implemented with a one business day lag. Performance Drag The performance of the Index reflects the deduction of (i) a rate equal to the effective federal funds rate (i.e., a rate that banks pay when borrowing funds from each other); and (ii) an additional annualized rate of 0.50%. The effective federal funds rate deduction is applied at the Index level, while the additional 0.50% rate deduction is applied only to ETF positions having positive weight in the Index. As of February 2, 2026, the effective federal funds rate was 3.64%. The effective federal funds rate changes over time. This deduction negatively impacts the performance of the Index, and the performance of the Index would be higher if this deduction was not applied. In addition, the underlying ETFs are subject to management fees, other expenses, and transaction costs, which reduce the Index’s returns. Exclusive LicensingUse of the Index in connection with annuity contracts has been exclusively licensed to Nationwide. The exclusive licensing agreement automatically renews annually on or about May 1, unless terminated by the parties. If the exclusive licensing agreement is not renewed, the Index may become available through other investment vehicles or may be discontinued.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	BlackRock Select Factor Index [1] The Index deducts fees and costs when calculating the Index Value, which will decrease the Index Performance.
Annual Return [Percent]														(1.40%)	1.50%	0.50%	(8.10%)
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index deducts fees and costs when calculating the Index Value, which will decrease the Index Performance.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	BLACKROCK SELECT FACTOR INDEX The BlackRock Select Factor Index (the "Index") is a product of BlackRock Index Services, LLC and has been licensed for use by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company ("Licensee"). The Index does not guarantee future income or protect against loss of principal. There can be no assurance that an investment strategy or financial product based on or in any way tracking the Index will be successful. Indexes are unmanaged and one cannot invest directly in an index. This Product is not sponsored, endorsed, marketed, sold, or distributed by BlackRock Index Services, LLC, BlackRock, Inc., or any of its affiliates, or any of their respective third party licensors (including the Index calculation agent, as applicable) (collectively, "BlackRock"). BlackRock makes no representation or warranty, express or implied, to the owners of this Product or any member of the public regarding the advisability of investing in this Product or the ability of the Index to meet its stated objectives. BlackRock’s only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks of BlackRock. The Index is created, compiled, and calculated by BlackRock Index Services, LLC without regard to Licensee or this Product. BlackRock Index Services, LLC has no obligation to take the needs of Licensee or the owners of this Product into consideration in calculating the Index. BlackRock is not responsible for and has not participated in the determination of the benefits and charges of this Product or the timing of the issuance or sale of this Product or in the determination or calculation of the equation by which this Product is to be converted into cash, surrendered or redeemed, as the case may be. BlackRock has no obligation or liability in connection with the administration of this Product. There is no assurance that products based on the Index will accurately track index performance or provide positive investment returns. BlackRock Index Services, LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by BlackRock to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, BlackRock, Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to this Product currently being issued by Licensee, but which may be similar to and competitive with this Product. In addition, BlackRock, Inc. and its affiliates may trade financial products which are linked to the performance of the Index. THE INDEX AND THE INDEX DATA ARE PROVIDED "AS-IS" AND "AS AVAILABLE". BLACKROCK DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION WITH RESPECT THERETO, INCLUDING, ORAL, WRITTEN, OR ELECTRONIC COMMUNICATIONS. BLACKROCK SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. BLACKROCK MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, TITLE, NON-INFRINGEMENT, OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THIS PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA CONTAINED THEREIN OR RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL BLACKROCK BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING, WITHOUT LIMITATION, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN BLACKROCK AND LICENSEE. BlackRock®, BlackRock Select Factor Index and the corresponding logos are registered and unregistered trademarks of BlackRock, Inc. or its subsidiaries. All rights reserved.
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	BlackRock Select Factor Index (Ticker: BSELFCTX) •Debt Risk. The prices of and the income generated by debt instruments, such as bonds or other fixed income assets, may be affected by factors such as interest rates, maturities, and credit quality. Rising interest rates will generally cause the prices of debt instruments to fall. Also, when interest rates rise, issuers of debt instruments that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance, causing the average life of such instruments to extend. A general change in interest rates may cause investors to sell debt instruments on a large scale, which could also adversely affect the price and liquidity of debt instruments. Falling interest rates may cause an issuer to redeem, call, or refinance a debt instrument before its stated maturity, which may result in lower yield. Longer maturity debt instruments generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt instruments. Debt instruments are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt instrument will fail to make timely payments of principal or interest and will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default could cause the value of a debt instrument to decrease significantly. Lower quality debt instruments generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt instruments. Credit risk is gauged, in part, by the credit ratings of issuers and debt instruments. However, ratings are only the opinions of rating agencies or other credit analysists and are not guarantees as to credit quality or an evaluation of market risk. •Fixed Income Risk. Fixed income instruments (e.g., bonds) are subject to investment risks such as interest rate risk (i.e., negative fluctuations in market value due to changes in interest rates) and credit risk (i.e., the risk of default by the obligors). The market price of a fixed income instrument can be volatile and influenced by a number of factors, particularly its duration, yield as compared to current market interest rates, and the actual or perceived credit quality of the issuer. •Government Bond Risk. The prices of government bonds are significantly influenced by the creditworthiness of the governments that issue them. Any decline or perceived decline in a government’s creditworthiness, as a result of a credit rating downgrade or otherwise, may cause the prices of that government’s bonds to fall, perhaps significantly, and may cause increased volatility in local or global credit markets. In recent years, U.S. rating agencies have downgraded the creditworthiness and/or assigned negative outlooks to many governments worldwide, including the U.S., U.K., Germany, and Japan, and may do so again in the future. •Market Index Methodology Risk – Market Non-Participation. At times, the Index may have less than 100% total market exposure. Any portion of the Index without market exposure will not participate in positive market movements and may not earn any returns. An Index may not have full market exposure because it has a cash component, or an Index may have a methodology that partially reduces or entirely removes the Index’s exposure to a particular market or all markets for a period of time. Market non-participation could cause an Index to miss a potential recovery in the market or in an underlying asset class. •Market Index Methodology Risk – Performance Drag. Even though the Index tracks the performance of securities or other financial instruments, it is not an actual portfolio of investments and does not incur the fees or other costs generally associated with managing and owning a portfolio of investments. Nonetheless, in order to more closely align the performance of the Index with the performance of a managed portfolio that takes similar positions as the Index, the Index) includes deductions from the value of the Index as part of its methodology. These deductions negatively impact the performance of the Index. The performance of the Index would be higher if these deductions were not applied. In addition, the underlying ETFs are subject to management fees, other expenses, and transaction costs that negatively impact their performance and market prices and, consequently, negatively impact the performance of the Index. These negative impacts on performance are compounded by the annualized rate that the Index deducts from its value as part of its methodology. The drags on Index Values as described above, potentially together with the Strategy Spread and Participation Rate under a Strategy, increase your risk of loss, subject to the downside protection provided by the Strategy. •Market Index Methodology Risk – Volatility Control. The Index includes a volatility control overlay or other volatility contract methodologies. Volatility is a measure of the degree of variation in the returns of an asset over a period of time. If an Index includes a volatility control overlay or other volatility control methodologies, the Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate dramatic changes in the value of the Index. To the extent that an Index reduces its market exposure in response to volatility, the Index will not be fully participating in any growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in market recoveries. There is no guarantee that any volatility control methodology will be successful. Because volatility control may limit an Index’s participation in rising markets, volatility control may ultimately limit your gains (if any) under a Strategy. In addition, each Strategy already provides limited downside protection in the form of its Protection Level. You should therefore consider whether selecting a Strategy that is linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals. •Mid- or Small-Capitalization Company Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. All of the risks associated with mid-capitalization companies are magnified with respect to small-capitalization companies. •U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk and debt risk. •Underlying ETF Risks. The ETFs that underlie the Index are subject to several investment risks. Such risks may adversely affect the ETFs’ performance and, consequently, the performance of the Index. ❍Risks Common to the Underlying ETFs. All of the underlying ETFs are subject to "Market Risk" and "Issuer Risk" as described above. In addition, all of the underlying ETFs are subject to the following risks: •Tracking Error Risk. Each ETF seeks to track the investment results of a specific market index. There is no guarantee that an ETF’s investment results will have a high degree of correlation to the performance of the index that it seeks to track, or that the ETF will achieve its investment objective. Each ETF may be subject to tracking error, which is the divergence of an ETF’s performance from that of the index it seeks to track. This risk may be heightened during times of increased market volatility or other unusual market conditions. Among other reasons, tracking error may result because an ETF incurs fees and expenses while the index does not. Certain ETFs may experience higher tracking error than is typical for ETFs that track a market index. •Market Trading Risks. Each ETF faces numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility, and disruptions in the creation/redemption process. Any of these factors, among others, may lead to an ETF’s shares trading at a premium or discount to net asset value. ❍Risks Common to the Underlying Equity ETFs. The underlying equity ETFs are subject to "Equity Risk," "Large-Capitalization Company Risk," and "Mid- or Small-Capitalization Company Risk" as described above. ❍Risks Common to the Underlying Fixed Income ETFs. The underlying fixed income ETFs are subject to "Debt Risk," "Government Bond Risk," and "U.S. Government Securities Risk," as described above. ❍Risks Specific to Particular Underlying ETFs •iShares MSCI USA Value Factor ETF – Value Securities Risk. This ETF primarily invests in stocks deemed to be undervalued. Stocks that are perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non-value securities during periods of economic recovery (although there is no assurance that they will continue to do so). Value securities may go in and out of favor over time. •iShares MSCI USA Momentum Factor ETF – Momentum Securities Risk. This ETF primarily invests in stocks that are deemed to exhibit relatively higher price momentum characteristics (i.e., stocks exhibiting strong recent price trends). Stocks that previously exhibited high momentum characteristics may not experience positive momentum in the future or may experience more volatility than the market as a whole. •iShares MSCI USA Quality Factor ETF – Quality Stock Risk. This ETF primarily invests in stocks that are deemed to have quality characteristics identified through certain fundamental metrics. Even if a stock is deemed to be a quality stock, there is no guarantee that the past performance of that stock will continue. Companies that issue these stocks may experience lower than expected returns or may experience negative growth, as well as increased leverage, resulting in lower than expected or negative returns. Many factors can affect a stock's quality and performance, and the impact of these factors on a stock or its price can be difficult to predict. •iShares MSCI USA Size Factor ETF – Low Size Securities Risk. From a defined universe of large- and mid-capitalization companies, this ETF emphasizes investments in stocks with relatively smaller average market capitalization. Relative to the larger companies within the investable universe, stocks of such smaller companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid. •iShares MSCI USA Min Vol Factor ETF – Volatility Risk. This ETF emphasizes investments in U.S. equities that, in the aggregate, are deemed to have lower volatility characteristics relative to the broader U.S. equity market. There is no guarantee that such securities will be any less volatile than the market as a whole or any other stocks, and could be more volatile. The ETF may experience more than minimum volatility.
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	BlackRock SelectFactor Index[3]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	BlackRock SelectFactor Index[3]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	BlackRock SelectFactor Index[3]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	BlackRock SelectFactor Index[3]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	BlackRock SelectFactor Index[3]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	BlackRock SelectFactor Index[3]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	130.00%	135.00%	135.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	200.00%	205.00%	200.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	225.00%	225.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	270.00%	265.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	300.00%	300.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		315.00%	315.00%	315.00%	315.00%	315.00%	315.00%	315.00%	315.00%	315.00%	315.00%	320.00%	310.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	115.00%	115.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	175.00%	180.00%	175.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	200.00%	200.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		235.00%	235.00%	235.00%	235.00%	235.00%	235.00%	235.00%	235.00%	235.00%	235.00%	240.00%	235.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	260.00%	265.00%	265.00%
Nationwide Defined Protection Annuity 2.0 | BlackRock Select Factor Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	275.00%	280.00%	275.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	J.P. Morgan Mozaic IISM Index
Annual Return [Percent]														1.50%	0.70%	3.20%	(10.50%)	5.80%	(2.10%)	6.80%	(0.30%)	6.70%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	J.P. Morgan Mozaic IISM Index (Ticker: JMOZAIC2) •Commodities Risk. The performance of commodity investments can be extremely volatile and unpredictable. Prices of commodities are primarily affected by global supply and demand, but they are also significantly influenced by, among other factors, speculative actions, currency exchange rates, governmental programs and policies, national and international political and economic events, changes in interest and exchange rates, trading activities, and sudden disruptions in supply. •Debt Risk. The prices of and the income generated by debt instruments, such as bonds or other fixed income assets, may be affected by factors such as interest rates, maturities, and credit quality. Rising interest rates will generally cause the prices of debt instruments to fall. Also, when interest rates rise, issuers of debt instruments that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance, causing the average life of such instruments to extend. A general change in interest rates may cause investors to sell debt instruments on a large scale, which could also adversely affect the price and liquidity of debt instruments. Falling interest rates may cause an issuer to redeem, call, or refinance a debt instrument before its stated maturity, which may result in lower yield. Longer maturity debt instruments generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt instruments. Debt instruments are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt instrument will fail to make timely payments of principal or interest and will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default could cause the value of a debt instrument to decrease significantly. Lower quality debt instruments generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt instruments. Credit risk is gauged, in part, by the credit ratings of issuers and debt instruments. However, ratings are only the opinions of rating agencies or other credit analysists and are not guarantees as to credit quality or an evaluation of market risk. •Fixed Income Risk. Fixed income instruments (e.g., bonds) are subject to investment risks such as interest rate risk (i.e., negative fluctuations in market value due to changes in interest rates) and credit risk (i.e., the risk of default by the obligors). The market price of a fixed income instrument can be volatile and influenced by a number of factors, particularly its duration, yield as compared to current market interest rates, and the actual or perceived credit quality of the issuer. •Futures Risk. A futures contract is a financial instrument in which a party agrees to pay a fixed price for the delivery of an asset or commodity, or based on the performance of a fund, index, or financial instrument, at a specified future date. The price of a futures contract reflects the expected value of the referenced investment in the future, whereas the spot price reflects the immediate value of the investment. A variety of factors can lead to a disparity between the expected future price and the spot price at a given point in time. In addition, futures markets are subject to disruptions due to various factors, including lack of liquidity, participation of speculators, and government regulation and intervention. There may be an increased risk of prolonged disruptions to futures markets during geopolitical or military conflict. Such disruptions may adversely impact the performance of the Index or the calculation or availability of Index Values. Futures contracts are subject to the risk of default by obligors. These factors and others can cause the price of futures contracts to be volatile. Futures contracts may be subject to legal and regulatory uncertainty, particularly futures contracts that are not traded on regulated exchanges. •Government Bond Risk. The prices of government bonds are significantly influenced by the creditworthiness of the governments that issue them. Any decline or perceived decline in a government’s creditworthiness, as a result of a credit rating downgrade or otherwise, may cause the prices of that government’s bonds to fall, perhaps significantly, and may cause increased volatility in local or global credit markets. In recent years, U.S. rating agencies have downgraded the creditworthiness and/or assigned negative outlooks to many governments worldwide, including the U.S., U.K., Germany, and Japan, and may do so again in the future. •Liquidity Risk. Securities and other financial instruments may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid assets may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such assets. •Market Index Methodology Risk – Currency Conversion. The Index includes a methodology for converting foreign currencies into U.S. dollars. The methodology takes into account conversion costs and/or exchange rates. The conversion of foreign currencies into U.S. dollars may negatively impact the performance of the Index. This risk can be impacted by many factors, such as existing and expected rates of inflation; existing and expected interest rate levels; political, civil, or military unrest; the extent of governmental surpluses or deficits; fiscal and trade policies pursued by governments; and the Index’s specific methodology for currency conversions. Currency exchange rates can be very volatile and can change quickly and unpredictably. •Market Index Methodology Risk – Leverage. The Index may use leverage as part of its methodology. When the Index is leveraged, its market exposure will be greater than 100%. Depending on the Index’s methodology, an Index may use leverage with respect to all components or only particular components. When an Index is leveraged, any price movements in its leveraged components will result in greater changes in the value of the Index than if the Index were not leveraged. In particular, the use of leverage will magnify any negative performance which, in turn, could adversely affect the value of the Index (perhaps significantly). Leverage may significantly increase an Index’s volatility, even if leverage is being used as part of a volatility control overlay. •Market Index Methodology Risk – Market Non-Participation. At times, the Index may have less than 100% total market exposure. Any portion of the Index without market exposure will not participate in positive market movements and may not earn any returns. An Index may not have full market exposure because it has a cash component, or an Index may have a methodology that partially reduces or entirely removes the Index’s exposure to a particular market or all markets for a period of time. Market non-participation could cause an Index to miss a potential recovery in the market or in an underlying asset class. •Market Index Methodology Risk – Volatility Control. The Index includes a volatility control overlay or other volatility contract methodologies. Volatility is a measure of the degree of variation in the returns of an asset over a period of time. If an Index includes a volatility control overlay or other volatility control methodologies, the Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate dramatic changes in the value of the Index. To the extent that an Index reduces its market exposure in response to volatility, the Index will not be fully participating in any growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in market recoveries. There is no guarantee that any volatility control methodology will be successful. Because volatility control may limit an Index’s participation in rising markets, volatility control may ultimately limit your gains (if any) under a Strategy. In addition, each Strategy already provides limited downside protection in the form of its Protection Level. You should therefore consider whether selecting a Strategy that is linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals. •Mid- or Small-Capitalization Company Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. All of the risks associated with mid-capitalization companies are magnified with respect to small-capitalization companies. •Momentum Risk. Momentum investing generally seeks to capitalize on positive trends in the returns of financial instruments. However, there is no guarantee that recent trends in returns will continue in the future. Momentum investing may not perform well in markets characterized by short-term volatility. •Non-U.S. Securities Risk. Securities and other financial instruments of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities and other financial instruments tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities or instruments are tied economically. These securities or other financial instruments may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities or other financial instruments may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of such securities or instruments. Non-U.S. markets may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement, which could negatively impact liquidity. The risks of investing outside the United States may be heightened in connection with investments in emerging markets. •U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk and debt risk.
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	J.P. Morgan Mozaic IISM Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	J.P. Morgan Mozaic IISM Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	J.P. Morgan Mozaic IISM Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	J.P. Morgan Mozaic IISM Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	J.P. Morgan Mozaic IISM Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	J.P. Morgan Mozaic IISM Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		145.00%	145.00%	145.00%	145.00%	145.00%	145.00%	145.00%	145.00%	145.00%	145.00%	150.00%	150.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	220.00%	210.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		245.00%	245.00%	245.00%	245.00%	245.00%	245.00%	245.00%	245.00%	245.00%	245.00%	250.00%	250.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	295.00%	285.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		330.00%	330.00%	330.00%	330.00%	330.00%	330.00%	330.00%	330.00%	330.00%	330.00%	335.00%	335.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%	335.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	130.00%	130.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	195.00%	185.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	225.00%	225.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	260.00%	250.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	300.00%	300.00%
Nationwide Defined Protection Annuity 2.0 | JP Morgan Mozaic II Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	300.00%	310.00%	300.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	MSCI EAFE Index (Ticker: MXEA) The MSCI EAFE Index is designed to represent the performance of common stocks of large- and mid-capitalization companies across 21 developed markets, including countries in Europe, Australasia, and the Far East, excluding the U.S. and Canada. The Index is available for a number of regions and market segments/sizes and covers approximately 85% of the free float-adjusted market capitalization in each of the 21 countries. As of February 27, 2026, the Index had a capitalization range (from largest to smallest) of approximately $565.24 billion to $2.16 billion. The Index is a price return index and does not include dividends declared by any of the companies in the Index. The index provider for this Index is MSCI Inc. MSCI Inc. is not affiliated with Nationwide.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	MSCI EAFE Index [1]The Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]														27.90%	5.20%	15.00%	(16.80%)	8.80%	5.40%	18.40%	(16.10%)	21.80%	(1.90%)
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	The Index is a price return index and does not include dividends declared by any of the companies in the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	MSCI EAFE INDEX The product referred to herein is not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such product or any index on which such product is based. The Contract contains a more detailed description of the limited relationship MSCI has with Nationwide and any related funds. THIS PRODUCT IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY NATIONWIDE. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN PRODUCTS GENERALLY OR IN THIS PRODUCT PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THIS PRODUCT OR THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS PRODUCT TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THIS PRODUCT IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THIS PRODUCT OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND. ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE PRODUCT, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	MSCI EAFE Index (Ticker: MXEA) •Market Index Methodology Risk – Currency Conversion. The Index includes a methodology for converting foreign currencies into U.S. dollars. The methodology takes into account conversion costs and/or exchange rates. The conversion of foreign currencies into U.S. dollars may negatively impact the performance of the Index. This risk can be impacted by many factors, such as existing and expected rates of inflation; existing and expected interest rate levels; political, civil, or military unrest; the extent of governmental surpluses or deficits; fiscal and trade policies pursued by governments; and the Index’s specific methodology for currency conversions. Currency exchange rates can be very volatile and can change quickly and unpredictably. •Mid- or Small-Capitalization Company Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies. All of the risks associated with mid-capitalization companies are magnified with respect to small-capitalization companies. •Non-U.S. Securities Risk. Securities and other financial instruments of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities and other financial instruments tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities or instruments are tied economically. These securities or other financial instruments may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities or other financial instruments may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of such securities or instruments. Non-U.S. markets may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement, which could negatively impact liquidity. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	MSCI EAFE Index[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%	110.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%	105.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%	125.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	70.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%
Nationwide Defined Protection Annuity 2.0 | MSCI EAFE Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	NYSE® Zebra Edge® Index (Ticker: ZEDGENY) General The NYSE® Zebra Edge® Index is an equally-weighted index that uses a rules-based, contrarian methodology. The Index selects stocks from the NYSE® U.S. Large Cap Equal Weight IndexTM, which is comprised of large-capitalization companies. As of March 1, 2025, the NYSE® U.S. Large Cap Equal Weight IndexTM had a capitalization range (from largest to smallest) of approximately $3.8 trillion to $10 billion. The Index favors "cool" stocks over "hot" stocks. Cool stocks are stocks that have experienced lower trading frequency over the last two years and lower volatility over the last three months and one year. Hot stocks are stocks that have experienced the highest trading frequency over the last two years and the highest volatility over the last three months and one year. The index provider for this Index is ICE Data Indices, LLC. ICE Data Indices, LLC is not affiliated with Nationwide. Construction The Index is reconstructed on a quarterly basis. From the universe of 500 stocks in the NYSE® U.S. Large Cap Equal Weight IndexTM, the Index removes the 150 most popular names and the 250 most long- and short-term volatile names. The remaining stocks are selected and weighted equally within the Index. The equity portion of this Index rebalances quarterly on the last day of trading in February, May, August, and November. Volatility Control To mitigate the effects of volatility on returns, the Index uses a risk control process. Rebalancing under the risk control process occurs daily. If recent volatility in the Index’s equity exposure exceeds 5%, the Index moves a portion of its equity allocation to U.S. Treasury futures. If recent volatility in the Index’s total exposure exceeds 5%, the Index moves a portion of its allocation to cash. If recent volatility is below 5%, the Index maintains equity exposure of at least 100%. Leverage The Index may be subject to increased volatility due to the potential use of significant leverage. Subject to the Index’s risk control process, when recent volatility is below 5%, the Index’s equity exposure may be increased beyond 100% up to a 150% maximum.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	NYSE® Zebra Edge® Index
Annual Return [Percent]														(3.90%)	1.40%	(1.20%)	(3.60%)	6.90%	5.90%	11.00%	(3.70%)	15.80%
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	NYSE® ZEBRA EDGE® INDEX The mark NYSE® is a registered trademark of NYSE Group, Inc., Intercontinental Exchange, Inc. or their affiliates and is being utilized by ICE Data Indices, LLC under license and agreement. The marks Zebra® and Zebra Edge® are registered trademarks of Zebra Capital Management, LLC, may not be used without prior authorization from Zebra Capital Management, LLC, and are being utilized by ICE Data Indices, LLC under license and agreement. ICE Data Indices, LLC owns all intellectual and other property rights to the NYSE® Zebra Edge® Index (the "Index"), including the composition and the calculation of the Index, excluding the methodology and formula for the Index. Zebra Capital Management, LLC owns all intellectual and other property rights to the methodology and formula for the Index, which are being used by ICE Data Indices, LLC under license from Zebra Capital Management, LLC (together with its subsidiaries and affiliates, "Zebra"). The Index has been licensed by ICE Data Indices, LLC (together with its subsidiaries and affiliates, "IDI") to UBS AG and sub-licensed by UBS AG (together with its subsidiaries and affiliates, "UBS") to Nationwide Life Insurance Company ("Nationwide"). Neither Nationwide nor the Contract (the "Product") is sponsored, operated, endorsed, recommended, sold or promoted by Zebra, IDI or UBS. Neither Zebra, IDI nor UBS makes any representation or gives any warranty, express or implied, regarding the advisability or possible benefits of purchasing the Product or any other financial product. Clients should undertake their own due diligence and seek appropriate professional advice before purchasing any financial product, including the Product. The Index and other information disseminated by IDI are for informational purposes only, are provided on an "as is" basis, and are not intended for trading purposes. Neither Zebra nor IDI makes any warranty, express or implied, as to, without limitation, (i) the correctness, accuracy, reliability or other characteristics of the Index, (ii) the results to be obtained by any person or entity from the use of the Index for any purpose, or (iii) relating to the use of the Index and other information covered by the Product, including, but not limited to, express or implied warranties of merchantability, fitness for a particular purpose or use, title or non-infringement. IDI does not warrant that the Index will be uninterrupted and is under no obligation to continue compiling, calculating, maintaining or sponsoring the Index. The Index (including the methodology(ies) and formula(s) therefor) has been designed and is compiled, calculated, maintained and sponsored without regard to any financial products that reference the Index (including the Product), any licensee, sub-licensor or sub-licensee of the Index, any client or any other person. Zebra, IDI and UBS may independently issue and/or sponsor other indices and products that are similar to and/or may compete with the Index and the Product. Zebra, IDI and UBS may also transact in assets referenced in the Index (or in financial instruments such as derivatives that reference those assets), including those which could have a positive or negative effect on the value of the Index and the Product. None of Zebra, IDI or UBS shall bear any responsibility or liability, whether for negligence or otherwise, with respect to (i) any inaccuracies, omissions, mistakes or errors in the methodology(ies) and formula(s) for, or computation of, the Index (and shall not be obligated to advise any person of and/or to correct any such inaccuracies, omissions, mistakes or errors), (ii) the use of and/or reference to the Index by Zebra, IDI, UBS or any other person in connection with any financial product or otherwise, or (iii) any economic or other loss which may be directly or indirectly sustained by any client or other person dealing with any such financial product or otherwise. Any client or other person dealing with such financial products does so, therefore, in full knowledge of this disclaimer and can place no reliance whatsoever on Zebra, IDI or UBS nor bring claims, actions or legal proceedings in any manner whatsoever against any of them.
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	NYSE® Zebra Edge® Index (Ticker: ZEDGENY) •Debt Risk. The prices of and the income generated by debt instruments, such as bonds or other fixed income assets, may be affected by factors such as interest rates, maturities, and credit quality. Rising interest rates will generally cause the prices of debt instruments to fall. Also, when interest rates rise, issuers of debt instruments that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance, causing the average life of such instruments to extend. A general change in interest rates may cause investors to sell debt instruments on a large scale, which could also adversely affect the price and liquidity of debt instruments. Falling interest rates may cause an issuer to redeem, call, or refinance a debt instrument before its stated maturity, which may result in lower yield. Longer maturity debt instruments generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt instruments. Debt instruments are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt instrument will fail to make timely payments of principal or interest and will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default could cause the value of a debt instrument to decrease significantly. Lower quality debt instruments generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt instruments. Credit risk is gauged, in part, by the credit ratings of issuers and debt instruments. However, ratings are only the opinions of rating agencies or other credit analysists and are not guarantees as to credit quality or an evaluation of market risk. •Fixed Income Risk. Fixed income instruments (e.g., bonds) are subject to investment risks such as interest rate risk (i.e., negative fluctuations in market value due to changes in interest rates) and credit risk (i.e., the risk of default by the obligors). The market price of a fixed income instrument can be volatile and influenced by a number of factors, particularly its duration, yield as compared to current market interest rates, and the actual or perceived credit quality of the issuer. •Futures Risk. A futures contract is a financial instrument in which a party agrees to pay a fixed price for the delivery of an asset or commodity, or based on the performance of a fund, index, or financial instrument, at a specified future date. The price of a futures contract reflects the expected value of the referenced investment in the future, whereas the spot price reflects the immediate value of the investment. A variety of factors can lead to a disparity between the expected future price and the spot price at a given point in time. In addition, futures markets are subject to disruptions due to various factors, including lack of liquidity, participation of speculators, and government regulation and intervention. There may be an increased risk of prolonged disruptions to futures markets during geopolitical or military conflict. Such disruptions may adversely impact the performance of the Index or the calculation or availability of Index Values. Futures contracts are subject to the risk of default by obligors. These factors and others can cause the price of futures contracts to be volatile. Futures contracts may be subject to legal and regulatory uncertainty, particularly futures contracts that are not traded on regulated exchanges. •Government Bond Risk. The prices of government bonds are significantly influenced by the creditworthiness of the governments that issue them. Any decline or perceived decline in a government’s creditworthiness, as a result of a credit rating downgrade or otherwise, may cause the prices of that government’s bonds to fall, perhaps significantly, and may cause increased volatility in local or global credit markets. In recent years, U.S. rating agencies have downgraded the creditworthiness and/or assigned negative outlooks to many governments worldwide, including the U.S., U.K., Germany, and Japan, and may do so again in the future. •Liquidity Risk. Securities and other financial instruments may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid assets may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such assets. •Market Index Methodology Risk – Leverage. The Index may use leverage as part of its methodology. When the Index is leveraged, its market exposure will be greater than 100%. Depending on the Index’s methodology, an Index may use leverage with respect to all components or only particular components. When an Index is leveraged, any price movements in its leveraged components will result in greater changes in the value of the Index than if the Index were not leveraged. In particular, the use of leverage will magnify any negative performance which, in turn, could adversely affect the value of the Index (perhaps significantly). Leverage may significantly increase an Index’s volatility, even if leverage is being used as part of a volatility control overlay. •Market Index Methodology Risk – Market Non-Participation. At times, the Index may have less than 100% total market exposure. Any portion of the Index without market exposure will not participate in positive market movements and may not earn any returns. An Index may not have full market exposure because it has a cash component, or an Index may have a methodology that partially reduces or entirely removes the Index’s exposure to a particular market or all markets for a period of time. Market non-participation could cause an Index to miss a potential recovery in the market or in an underlying asset class. •Market Index Methodology Risk – Volatility Control. The Index includes a volatility control overlay or other volatility contract methodologies. Volatility is a measure of the degree of variation in the returns of an asset over a period of time. If an Index includes a volatility control overlay or other volatility control methodologies, the Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate dramatic changes in the value of the Index. To the extent that an Index reduces its market exposure in response to volatility, the Index will not be fully participating in any growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in market recoveries. There is no guarantee that any volatility control methodology will be successful. Because volatility control may limit an Index’s participation in rising markets, volatility control may ultimately limit your gains (if any) under a Strategy. In addition, each Strategy already provides limited downside protection in the form of its Protection Level. You should therefore consider whether selecting a Strategy that is linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals. •U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk and debt risk.
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	NYSE® Zebra Edge® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	NYSE® Zebra Edge® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	NYSE® Zebra Edge® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	NYSE® Zebra Edge® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	NYSE® Zebra Edge® Index
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	NYSE® Zebra Edge® Index
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	140.00%	140.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	190.00%	195.00%	190.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		225.00%	225.00%	225.00%	225.00%	225.00%	225.00%	225.00%	225.00%	225.00%	225.00%	230.00%	230.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	250.00%	255.00%	250.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	300.00%	300.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	300.00%	290.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	120.00%	120.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		165.00%	165.00%	165.00%	165.00%	165.00%	165.00%	165.00%	165.00%	165.00%	165.00%	170.00%	165.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	195.00%	200.00%	200.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	220.00%	225.00%	220.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	265.00%	270.00%	270.00%
Nationwide Defined Protection Annuity 2.0 | NYSE Zebra Edge Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	260.00%	255.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	SG Macro Compass Index (Ticker: SGMACRO) Summary The SG Macro Compass Index is a rules-based index tracking the performance of thirteen underlying indexes, providing exposure to a diversified group of equity, fixed income, and commodities futures. Eleven of the underlying indexes are composed of (or reference) equities, fixed income, or commodities futures contracts. The remaining two underlying indexes are composed of U.S. stocks. The Index also seeks to maintain a target volatility. The index provider for this Index and all of the underlying indexes is Société Générale or an affiliate thereof. Société Générale is not affiliated with Nationwide. Underlying Futures Indexes A futures contract is a financial instrument in which a party agrees to pay a fixed price for the delivery of an asset at a specified future date. The market value of a futures contract is affected by the price or value of the underlying asset referenced by the contract. In general, although the value of a futures contract may or may not track the price or value of the referenced asset, as the price or value of the referenced asset rises (or falls), the market value of the futures contract will generally rise (or fall). The Index is exposed solely to futures contracts that are traded on regulated futures exchanges. Returns from investing in futures contracts are generally derived from three sources: (a) changes in the price of the relevant futures contract (which is known as the "price return"); (b) any profit or loss realized when replacing the relevant futures contract as it reaches its expiration date with a similar futures contract that has a later expiration date (which is known as the "roll return"); and (c) any interest earned on the cash deposited as collateral for the purchase of the relevant futures contract (which is known as the "collateral return"). The underlying futures indexes are "excess return" indexes, meaning they measure the "price return" and "roll return" associated with an investment in uncollateralized future contracts, rather than a "total return" index which would also measure the "collateral return." Provided below is a brief description of the eleven underlying indexes composed of (or referencing) futures contracts. •Equity Futures Indexes – IND1CUE1, IND1CEE1, IND1CJE1: The three equity futures underlying indexes provide the SG Macro Compass Index with exposure to stock markets. Each underlying index gains exposure to stock market performance by including specific futures contracts that track certain U.S. and foreign stock market indexes. The underlying indexes’ futures contracts reference, respectively, the S&P 500® Index (comprised of large-capitalization U.S. companies), the DAX® Index (comprised of large-capitalization companies traded on the Frankfurt Stock Exchange), and the Nikkei 225® Index (comprised of large-capitalization companies traded on the Tokyo Stock Exchange). •Fixed Income Futures Indexes – IND1BJB, IND1BFV, IND1BTY, IND1BUS, IND1BOE, IND1CER1, IND1BUB: The seven fixed income futures underlying indexes provide the SG Macro Compass Index with exposure to the performance of groups of U.S. and foreign government bonds. Each underlying index gains exposure to these government bonds by including futures contracts that reference U.S. Treasury notes (5, 10, and 20 year notes issued by the U.S. government), Euro Bunds (5, 10, and 30 year bonds issued by the German federal government), and JGBs (10 year bonds issued by the Japanese government). •Commodities Futures Index – IND1CARC: The commodities futures underlying index exposes the SG Macro Compass Index to the performance of commodities. The underlying index gains exposure to these commodities by including futures contracts that reference natural gas, WTI crude, Brent crude oil, gasoline blendstock, heating oil, corn, soybean, soybean oil, soybean meal, cotton, coffee, sugar, live cattle, lean hogs, copper, aluminum, nickel, gas oil, and zinc. Underlying U.S. Stock Indexes The two underlying indexes composed of U.S. stocks further expose the SG Macro Compass Index to the U.S. stock market. Both underlying indexes employ rules-based methodologies to select and track stocks included in the S&P 500® Index. Please see the description of the S&P 500® Index later in this section for information about that index. Provided below is a brief description of the two underlying indexes composed of U.S. stocks. •SGI Low Vol 200 Index: The SGI Low Vol 200 Index selects on a monthly basis the 200 stocks that, subject to a liquidity threshold, have exhibited the lowest relative volatility over the previous year. It then weights those stocks inversely proportional to their volatility, with stocks exhibiting lower volatility receiving greater weighting. •SGI Equity Value US Index: The SGI Equity Value US Index selects on a quarterly basis an equally weighted basket of the 100 stocks that score the highest according to a value methodology. The index’s value methodology seeks to identify undervalued stocks by comparing stocks according to five fundamental ratios: book to price; earnings to price; one year forward earnings to price; earnings before interest, taxes, depreciation, and amortization (EBITDA) to enterprise value; and free cash flow to price. Volatility Control The Index seeks to maintain a target annualized volatility of approximately 5%. In accordance with its rules-based methodology, during periods of high volatility, the Index may reduce its exposure to any basket of underlying indexes, in which case the Index may be only partially invested. During periods of low volatility, the Index may increase its exposure to any basket of underlying indexes, in which case the Index may have an exposure greater than 100%. Leverage The Index may be subject to increased volatility due to the potential use of significant leverage. The Index may use leverage to manage volatility or increase returns in accordance with its rules-based methodology. When the Index uses leverage, the Index may increase its total exposure up to a maximum of 200%. Weighting and Rebalancing The underlying indexes have predetermined weights based on an algorithmic model that looks at real GDP growth and inflation expectations in order to identify a current market state, either "expansion," "contraction," or "neutral." A neutral or contraction market state will result in the underlying fixed income indexes being weighted significantly greater than the equity or commodities indexes. An expansion market state will result in the equity indexes being weighted significantly greater than the fixed income or commodities indexes. When the Index has greater exposure to a particular market, which is done by weighting the corresponding underlying indexes to a greater extent, fluctuations in that market will have a greater impact on the Index’s return than fluctuations in the other markets. On a quarterly basis, the Index identifies the current market state and rebalances the weights of the underlying fixed income and equity indexes accordingly. The commodities-based underlying index has a constant weighting regardless of the market state. Performance Drag The performance of the Index reflects the deduction of transaction and replication costs from the returns of the underlying indexes. The transaction and replication costs, deducted as an annualized percentage on a daily basis, are fixed for each underlying index and range from 0.22% to 0.69%. The "transaction costs" represent an estimate of the costs that would be incurred to buy and sell the index components each time the Index rebalances due to changes in weightings of the Index components. The "replication costs" represent an estimate of the financing costs that would be incurred in holding an investment in the index components. The deduction of these costs occurs at the Index level (i.e., the return on the Index is reduced based on the applicable transaction and replication costs). One underlying index also includes replication costs which serve to reduce its return. These deductions reduce the Index’s performance and cause the Index to underperform a direct investment in the investments composing the Index.New Index This Index has a more limited performance history, and less publicly available information, compared to more established market indexes.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	SG Macro Compass Index [1] The Index deducts fees and costs when calculating the Index Value, which will decrease the Index Performance.
Annual Return [Percent]														2.00%	7.30%	3.00%	(13.90%)	2.50%
Index-Linked Option Details, Price Return Index Deducts Costs [Text Block]	The Index deducts fees and costs when calculating the Index Value, which will decrease the Index Performance.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]	These deductions reduce the Index’s performance and cause the Index to underperform a direct investment in the investments composing the Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	SG MACRO COMPASS INDEX The SG Macro Compass Index (the "SG Macro Index") has been licensed to Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, the "Licensee") for the Licensee’s benefit. The Contract (the "Product") is not sponsored, promoted, solicited, negotiated, endorsed, offered, sold, issued, supported, structured or priced by SG Americas Securities, LLC ("SGAS") or any of its affiliates (collectively, "SG"). SG makes no representation whatsoever and no warranty, express or implied, to investors in or owners of the Product (or any person taking exposure to it) or any member of the public in any other circumstances (each a "Contract Owner"): (a) regarding the advisability of investing in securities or other financial or insurance products generally or in the Product particularly; or (b) the suitability or appropriateness of an exposure to the SG Macro Index in seeking to achieve any particular objective, including meeting its stated target volatility. Contract Owners should seek independent financial, tax, accounting, insurance, legal, and other professional advice prior to making any investment in the Product or any other product linked to the SG Macro Index. SG is not responsible for and does not have any obligation or liability in connection with the design, issuance, administration, actions of the Licensee, marketing, trading or performance of the Product. SG has not prepared any part of this prospectus and no statements made herein (including, without limitation, any disclosures relating to the SG Macro Index) can be attributed to SG. Publication of the SG Macro Index and the constituents thereof do not constitute an investment recommendation or advice in respect of the SG Macro Index or any constituent thereof by SG and no person should rely upon it as such. SG does not act as an investment adviser or investment manager in respect of the SG Macro Index or the Product and does not accept any fiduciary or other duties in relation to the SG Macro Index, the Licensee, the Product or any Contract Owner. The SG Macro Index has been designed and is maintained and sponsored by SG without regard to the Licensee, the Product or any Contract Owner. The ability of the Licensee to make use of the SG Macro Index may be terminated on short notice and it is the responsibility of the Licensee to provide for the consequences of that in the design of the Product. SG has no obligation to, and will not, take the needs of the Licensee or any Contract Owner into consideration in sponsoring, maintaining, determining, composing or calculating the SG Macro Index or in any decision to cease doing so. SG makes no representation or warranty whatsoever, whether express or implied, and hereby expressly disclaim all warranties (including, without limitation, those of merchantability or fitness for a particular purpose or use), with respect to the SG Macro Index or any data included therein or relating thereto, and in particular disclaims any guarantee or warranty either as to the quality, accuracy, timeliness and/or completeness of the SG Macro Index or any data included therein, the results obtained from the use of the SG Macro Index and/or the calculation or composition of the SG Macro Index, or calculations made with respect to the Product at any particular time on any particular date or otherwise. SG shall not be liable (whether in negligence or otherwise) to any person for any error or omission in the SG Macro Index or in the calculation of the SG Macro Index, and SG is under no obligation to advise any person of any error therein, or for any interruption in the calculation of the SG Macro Index. SG shall not have any liability to any party for any act or failure to act by SG in connection with the determination, adjustment or maintenance of the SG Macro Index. Without limiting the foregoing, in no event shall SG have any liability for any direct damages, lost profits or any special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages. The SG Macro Index is the exclusive property of SG. SG is under no obligation to continue compiling, calculating, maintaining or sponsoring the SG Macro Index and may delegate or transfer to a third party some or all of its functions in relation to the SG Macro Index. SG has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) ("S&P") to maintain and calculate the SG Macro Index. The SG Macro Index is not sponsored, promoted, sold, or supported in any other manner by S&P, nor does S&P offer any express or implicit guarantee or assurance either with regard to the results of using the SG Macro Index and/or trademarks of the Index or the levels of the SG Macro Index at any time or in any other respect. "SG Americas Securities, LLC", "SGAS", "Société Générale", "SG", "Société Générale Indices", "SGI", and "SG Macro Compass Index" are trademarks or service marks used by SG. SG may enter into derivative transactions or issue financial instruments linked to the SG Macro Index and may independently issue or sponsor other indices or products that are similar to and may compete with the SG Macro Index and the Product. SG may also transact in assets referenced in the SG Macro Index (or in financial instruments such as derivatives that reference those assets). The roles of the different teams involved within SG in the design, maintenance or replication of the SG Macro Index have been strictly defined. Where SG holds a product having the SG Macro Index as its underlying and other positions exposing it to the SG Macro Index for its own account, the replication of the SG Macro Index is made in the same manner by a single team within SG, be it for the purpose of hedging the product held by external investors and consumers or for the purpose of the positions held by SG acting for its own account. SG may take positions in the market of the financial instruments or of other assets involved in the composition of the SG Macro Index, including as liquidity provider. It is possible that these activities could have an effect (positive or negative) on the value of the SG Macro Index and the Product. No actual investment which allowed tracking of the performance of the SG Macro Index was possible before August 28, 2020. Any hypothetical "back-tested" information provided is illustrative only and derived from proprietary models designed with the benefit of hindsight based on certain data (which may or may not correspond with the data that someone else would use to back-test the SG Macro Index) and assumptions and estimates (not all of which may be specified herein and which are subject to change without notice). The results obtained from different models, assumptions, estimates and/or data may be materially different from the results presented by SG and such hypothetical "back-tested" information should not be considered indicative of the actual results that might be obtained from an investment or participation in a financial instrument or transaction referencing the SG Macro Index. SG expressly disclaims any responsibility for (i) the accuracy or completeness of the models, assumptions, estimates and data used in deriving the hypothetical "back-tested" information, (ii) any errors or omissions in computing or disseminating the hypothetical "back-tested" information, and (iii) any uses to which the hypothetical "back-tested" information may be put by any recipient of such information. Any back-tested information provided herein is intended for use only by professional financial advisers and institutional investors within the meaning of FINRA Rule 2210. Each of the above paragraphs is severable. If the contents of any such paragraph is held to be or becomes invalid or unenforceable in any respect in any jurisdiction, it shall have no effect in that respect, but without prejudice to the remainder of this notice.
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	SG Macro Compass Index (Ticker: SGMACRO) •Commodities Risk. The performance of commodity investments can be extremely volatile and unpredictable. Prices of commodities are primarily affected by global supply and demand, but they are also significantly influenced by, among other factors, speculative actions, currency exchange rates, governmental programs and policies, national and international political and economic events, changes in interest and exchange rates, trading activities, and sudden disruptions in supply. •Debt Risk. The prices of and the income generated by debt instruments, such as bonds or other fixed income assets, may be affected by factors such as interest rates, maturities, and credit quality. Rising interest rates will generally cause the prices of debt instruments to fall. Also, when interest rates rise, issuers of debt instruments that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance, causing the average life of such instruments to extend. A general change in interest rates may cause investors to sell debt instruments on a large scale, which could also adversely affect the price and liquidity of debt instruments. Falling interest rates may cause an issuer to redeem, call, or refinance a debt instrument before its stated maturity, which may result in lower yield. Longer maturity debt instruments generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt instruments.Debt instruments are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt instrument will fail to make timely payments of principal or interest and will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default could cause the value of a debt instrument to decrease significantly. Lower quality debt instruments generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt instruments. Credit risk is gauged, in part, by the credit ratings of issuers and debt instruments. However, ratings are only the opinions of rating agencies or other credit analysists and are not guarantees as to credit quality or an evaluation of market risk. •Fixed Income Risk. Fixed income instruments (e.g., bonds) are subject to investment risks such as interest rate risk (i.e., negative fluctuations in market value due to changes in interest rates) and credit risk (i.e., the risk of default by the obligors). The market price of a fixed income instrument can be volatile and influenced by a number of factors, particularly its duration, yield as compared to current market interest rates, and the actual or perceived credit quality of the issuer. •Futures Risk. A futures contract is a financial instrument in which a party agrees to pay a fixed price for the delivery of an asset or commodity, or based on the performance of a fund, index, or financial instrument, at a specified future date. The price of a futures contract reflects the expected value of the referenced investment in the future, whereas the spot price reflects the immediate value of the investment. A variety of factors can lead to a disparity between the expected future price and the spot price at a given point in time. In addition, futures markets are subject to disruptions due to various factors, including lack of liquidity, participation of speculators, and government regulation and intervention. There may be an increased risk of prolonged disruptions to futures markets during geopolitical or military conflict. Such disruptions may adversely impact the performance of the Index or the calculation or availability of Index Values. Futures contracts are subject to the risk of default by obligors. These factors and others can cause the price of futures contracts to be volatile. Futures contracts may be subject to legal and regulatory uncertainty, particularly futures contracts that are not traded on regulated exchanges. •Government Bond Risk. The prices of government bonds are significantly influenced by the creditworthiness of the governments that issue them. Any decline or perceived decline in a government’s creditworthiness, as a result of a credit rating downgrade or otherwise, may cause the prices of that government’s bonds to fall, perhaps significantly, and may cause increased volatility in local or global credit markets. In recent years, U.S. rating agencies have downgraded the creditworthiness and/or assigned negative outlooks to many governments worldwide, including the U.S., U.K., Germany, and Japan, and may do so again in the future. •Liquidity Risk. Securities and other financial instruments may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid assets may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such assets. •Market Index Methodology Risk – Currency Conversion. The Index includes a methodology for converting foreign currencies into U.S. dollars. The methodology takes into account conversion costs and/or exchange rates. The conversion of foreign currencies into U.S. dollars may negatively impact the performance of the Index. This risk can be impacted by many factors, such as existing and expected rates of inflation; existing and expected interest rate levels; political, civil, or military unrest; the extent of governmental surpluses or deficits; fiscal and trade policies pursued by governments; and the Index’s specific methodology for currency conversions. Currency exchange rates can be very volatile and can change quickly and unpredictably. •Market Index Methodology Risk – Leverage. The Index may use leverage as part of its methodology. When the Index is leveraged, its market exposure will be greater than 100%. Depending on the Index’s methodology, an Index may use leverage with respect to all components or only particular components. When an Index is leveraged, any price movements in its leveraged components will result in greater changes in the value of the Index than if the Index were not leveraged. In particular, the use of leverage will magnify any negative performance which, in turn, could adversely affect the value of the Index (perhaps significantly). Leverage may significantly increase an Index’s volatility, even if leverage is being used as part of a volatility control overlay.•Market Index Methodology Risk – Market Non-Participation. At times, the Index may have less than 100% total market exposure. Any portion of the Index without market exposure will not participate in positive market movements and may not earn any returns. An Index may not have full market exposure because it has a cash component, or an Index may have a methodology that partially reduces or entirely removes the Index’s exposure to a particular market or all markets for a period of time. Market non-participation could cause an Index to miss a potential recovery in the market or in an underlying asset class. •Market Index Methodology Risk – Performance Drag. Even though the Index tracks the performance of securities or other financial instruments, it is not an actual portfolio of investments and does not incur the fees or other costs generally associated with managing and owning a portfolio of investments. Nonetheless, in order to more closely align the performance of the Index with the performance of a managed portfolio that takes similar positions as the Index, the Index and one underlying index, include deductions from the value of the Index as part of its methodology. These deductions negatively impact the performance of the Index. The performance of the Index would be higher if these deductions were not applied. The drags on Index Values as described above, potentially together with the Strategy Spread and Participation Rate under a Strategy, increase your risk of loss, subject to the downside protection provided by the Strategy. •Market Index Methodology Risk – Volatility Control. The Index includes a volatility control overlay or other volatility contract methodologies. Volatility is a measure of the degree of variation in the returns of an asset over a period of time. If an Index includes a volatility control overlay or other volatility control methodologies, the Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate dramatic changes in the value of the Index. To the extent that an Index reduces its market exposure in response to volatility, the Index will not be fully participating in any growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in market recoveries. There is no guarantee that any volatility control methodology will be successful. Because volatility control may limit an Index’s participation in rising markets, volatility control may ultimately limit your gains (if any) under a Strategy. In addition, each Strategy already provides limited downside protection in the form of its Protection Level. You should therefore consider whether selecting a Strategy that is linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals. •Non-U.S. Securities Risk. Securities and other financial instruments of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities and other financial instruments tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities or instruments are tied economically. These securities or other financial instruments may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities or other financial instruments may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of such securities or instruments. Non-U.S. markets may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement, which could negatively impact liquidity. The risks of investing outside the United States may be heightened in connection with investments in emerging markets. •U.S. Government Securities Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk and debt risk.
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	SG Macro Compass Index[3]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	SG Macro Compass Index[3]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	SG Macro Compass Index[3]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	SG Macro Compass Index[3]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	SG Macro Compass Index[3]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	SG Macro Compass Index[3]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	135.00%	140.00%	140.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	220.00%	215.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		240.00%	240.00%	240.00%	240.00%	240.00%	240.00%	240.00%	240.00%	240.00%	240.00%	245.00%	245.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	295.00%	300.00%	295.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		325.00%	325.00%	325.00%	325.00%	325.00%	325.00%	325.00%	325.00%	325.00%	325.00%	330.00%	330.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	350.00%	360.00%	350.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	115.00%	120.00%	120.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		185.00%	185.00%	185.00%	185.00%	185.00%	185.00%	185.00%	185.00%	185.00%	185.00%	190.00%	185.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	215.00%	220.00%	220.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	255.00%	265.00%	260.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	290.00%	295.00%	295.00%
Nationwide Defined Protection Annuity 2.0 | SG Macro Compass Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		310.00%	310.00%	310.00%	310.00%	310.00%	310.00%	310.00%	310.00%	310.00%	310.00%	315.00%	310.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Average Daily Risk Control 10% USD Price Return Index (Ticker: SPXAV10P) The S&P 500® Average Daily Risk Control 10% USD Price Return Index seeks to limit the volatility of the S&P 500® Index to a target level of 10%. This Index has exposure to two components: its underlying index (the S&P 500® Index) and a cash component. Please see "S&P 500® Index" below for a description of the underlying index. The Index is dynamically adjusted based on its target volatility. The Index is considered to be "dynamically adjusted" because the Index adjusts its market exposures in response to changing market conditions. The Index assesses market conditions on a daily basis and adjusts its weightings based on its methodology. Generally, if volatility increases, the Index moves weight out of the underlying index and into cash. Conversely, if volatility decreases, the Index moves more weight into the underlying index and weights less in cash. This Index is a price return index and does not include dividends declared by any of the companies in the underlying index as part of its return. Return is generated within the Index by the cash component when equity exposure is less than 100%. The index provider for this Index is S&P Dow Jones Indices LLC ("SPDJI"). SPDJI is not affiliated with Nationwide.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P 500® Average Daily Risk Control 10% USD Price Return Index [1]The Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]														7.70%	18.00%	16.20%	(9.80%)	16.00%	3.40%	16.20%	(2.00%)	19.40%	5.50%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a price return index and does not include dividends declared by any of the companies in the underlying index as part of its return.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® AVERAGE DAILY RISK CONTROL 10% INDEX The S&P 500 Average Daily Risk Control 10% USD Price Return Index ("S&P 500 Average Daily Risk Control USD Price Return Index") is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Nationwide. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Nationwide. It is not possible to invest directly in an index. The Product is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly or the ability of the S&P 500 Average Daily Risk Control 10% USD Price Return Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Nationwide with respect to the S&P 500 Average Daily Risk Control 10% USD Price Return Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. S&P 500 Average Daily Risk Control 10% USD Price Return Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Nationwide or the Product. S&P Dow Jones Indices have no obligation to take the needs of Nationwide or the owners of the Product into consideration in determining, composing or calculating the S&P 500 Average Daily Risk Control 10% USD Price Return Index /. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Product or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Product. There is no assurance that investment products based on the S&P 500 Average Daily Risk Control 10% USD Price Return Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 AVERAGE DAILY RISK CONTROL 10% USD PRICE RETURN INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY NATIONWIDE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 AVERAGE DAILY RISK CONTROL USD PRICE RETURN INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND NATIONWIDE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Index-Linked Option Index Risk [Member]
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Index Risk [Text Block]	S&P 500® Average Daily Risk Control 10% USD Price Return Index (Ticker: SPXAV10P) •Market Index Methodology Risk – Market Non-Participation. At times, the Index may have less than 100% total market exposure. Any portion of the Index without market exposure will not participate in positive market movements and may not earn any returns. An Index may not have full market exposure because it has a cash component, or an Index may have a methodology that partially reduces or entirely removes the Index’s exposure to a particular market or all markets for a period of time. Market non-participation could cause an Index to miss a potential recovery in the market or in an underlying asset class. •Market Index Methodology Risk – Volatility Control. The Index includes a volatility control overlay or other volatility contract methodologies. Volatility is a measure of the degree of variation in the returns of an asset over a period of time. If an Index includes a volatility control overlay or other volatility control methodologies, the Index may reduce its exposure to one or more markets during periods of volatility in order to mitigate dramatic changes in the value of the Index. To the extent that an Index reduces its market exposure in response to volatility, the Index will not be fully participating in any growth in that market. Reducing market exposure during periods of volatility may mitigate the impact of short-term, significant market fluctuations in the Index’s return, but may also cause the Index to not fully participate in market recoveries. There is no guarantee that any volatility control methodology will be successful. Because volatility control may limit an Index’s participation in rising markets, volatility control may ultimately limit your gains (if any) under a Strategy. In addition, each Strategy already provides limited downside protection in the form of its Protection Level. You should therefore consider whether selecting a Strategy that is linked to an Index that also includes volatility control is consistent with your risk tolerances and investment goals.
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500® Average Daily Risk Control 10% USD Price Return Index[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	60.00%	55.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	75.00%	75.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	80.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	95.00%	95.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	105.00%	105.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	50.00%	45.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	65.00%	65.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	65.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	80.00%	80.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	85.00%	80.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Average Daily Risk Control 10 USD Price Return Index | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	85.00%	85.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Participation Rate Return Limit [Member] | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Participation Rate Return Limit [Member] | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	95.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®[4]
Index-Linked Option Available, Crediting Period	1 year
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Participation Rate Return Limit [Member] | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Index-Linked Option [Line Items]
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Tracked Index [Text Block]	S&P 500®[4]
Index-Linked Option Available, Crediting Period	3 years
Index-Linked Option Available, Current Limit on Index Losses [Percent]	90.00%
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	9.00%
Index-Linked Option Available, Guaranteed Minimum Limit on Index Losses [Percent]	5.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	55.00%	50.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Strategy Spread Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	65.00%	70.00%	65.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	65.00%	70.00%	70.00%	65.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Strategy Spread Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	80.00%	80.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	80.00%	80.00%	80.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | Strategy Spread Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	80.00%	85.00%	90.00%	90.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | New Business Participation Rate | Protection Level 100 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	45.00%	50.00%	55.00%	50.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	55.00%	55.00%	50.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | New Business Participation Rate | Protection Level 95 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	55.00%	60.00%	65.00%	65.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 1 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	65.00%	65.00%	60.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 | New Business Participation Rate | Protection Level 90 | Postive Return [Member] | Point To Point 3 Year
Non-variable Annuities [Line Items]
Non-variable Annuities, Limit on Index Gains [Percent]		60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	60.00%	65.00%	70.00%	70.00%
Nationwide Defined Protection Annuity 2.0 | SP 500 Index
Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Features [Text Block]	S&P 500® Index (Ticker: SPX) The S&P 500® Index is widely regarded as the best single gauge of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. This Index is a price return index and does not include dividends declared by any of the companies in this Index. The index provider for this Index is S&P Dow Jones Indices LLC ("SPDJI"). SPDJI is not affiliated with Nationwide.
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]	S&P 500® Index [1]The Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Annual Return [Percent]														16.40%	23.30%	24.20%	(19.40%)	26.90%	16.30%	28.90%	(6.20%)	19.40%	9.50%
Index-Linked Option Details, Price Return Index Underperforms [Text Block]	The Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Performance and will cause the Index to underperform a direct investment in the securities composing the Index.
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]	This Index is a price return index and does not include dividends declared by any of the companies in this Index.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	S&P 500® INDEX The "S&P 500" is a product of S&P Dow Jones Indices LLC ("SPDJI"), and has been licensed for use by Nationwide Life Insurance Company ("Nationwide"). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC ("S&P"); DJIA®, The Dow®, Dow Jones® and Dow Jones Industrial Average are trademarks of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Nationwide. Nationwide the Contract is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, "S&P Dow Jones Indices"). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly or the ability of the S&P 500 to track general market performance. S&P Dow Jones Indices’ only relationship to Nationwide with respect to the S&P 500 is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The S&P 500 is determined, composed and calculated by S&P Dow Jones Indices without regard to Nationwide or the Contract. S&P Dow Jones Indices have no obligation to take the needs of Nationwide or the owners of the Contract into consideration in determining, composing or calculating the S&P 500. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Contract or the timing of the issuance or sale of the Contract or in the determination or calculation of the equation by which the Contract is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Contract. There is no assurance that investment products based on the S&P 500 will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Contract currently being issued by Nationwide, but which may be similar to and competitive with the Contract. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the S&P 500. S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY NATIONWIDE, OWNERS OF THE CONTRACT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND NATIONWIDE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Nationwide Defined Protection Annuity 2.0 | Bloomberg U.S. Corporate Index
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Other Material Features [Text Block]	BLOOMBERG U.S. CORPORATE INDEX BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS® is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL") (collectively, "Bloomberg"), or Bloomberg’s licensors own all proprietary rights in the "Bloomberg U.S. Corporate Index." Neither Barclays Bank PLC, Barclays Capital Inc., nor any affiliate (collectively "Barclays") nor Bloomberg is the issuer or producer of Nationwide Defined Protection® Annuity 2.0 and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to purchasers in Nationwide Defined Protection® Annuity 2.0. The Bloomberg U.S. Corporate Index is licensed for use by Nationwide Life Insurance Company ("Nationwide") as the Issuer of Nationwide Defined Protection® Annuity 2.0. The only relationship of Bloomberg and Barclays with the Issuer in respect of Bloomberg U.S. Corporate Index is the licensing of the Bloomberg U.S. Corporate Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer of Nationwide Defined Protection® Annuity 2.0 or the owners of Nationwide Defined Protection® Annuity 2.0. Additionally, Nationwide may for itself execute transaction(s) with Barclays in or relating to Bloomberg U.S. Corporate Index in connection with Nationwide Defined Protection® Annuity 2.0. Purchasers acquire Nationwide Defined Protection® Annuity 2.0 from Nationwide and purchasers neither acquire any interest in Bloomberg U.S. Corporate Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making a purchase in Nationwide Defined Protection® Annuity 2.0. Nationwide Defined Protection® Annuity 2.0 is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied, regarding the advisability of the purchase of Nationwide Defined Protection® Annuity 2.0 or the advisability of purchasing securities generally or the ability of the Bloomberg U.S. Corporate Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of Nationwide Defined Protection® Annuity 2.0 with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for or has participated in the determination of the timing of, prices at, or quantities of Nationwide Defined Protection® Annuity 2.0 to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of Nationwide Defined Protection® Annuity 2.0 or any other third party into consideration in determining, composing or calculating the Bloomberg U.S. Corporate Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of Nationwide Defined Protection® Annuity 2.0. The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of Nationwide Defined Protection® Annuity 2.0, investors or other third parties. In addition, the licensing agreement between Nationwide Financial Services, Inc. and Bloomberg is solely for the benefit of Nationwide Financial Services, Inc. and Bloomberg and not for the benefit of the owners of Nationwide Defined Protection® Annuity 2.0, investors or other third parties. NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG U.S. CORPORATE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG U.S. CORPORATE INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. CORPORATE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. CORPORATE INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG U.S. CORPORATE INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG U.S. CORPORATE INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS, EVEN IF ADVISED OF THE POSSIBLITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG U.S. CORPORATE INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO NATIONWIDE DEFINED PROTECTION® ANNUITY 2.0. None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank PLC. Barclays Bank PLC is registered in England No. 1026167, registered office 1 Churchill Place London E14 5HP.